Columbia Floating Rate Fund | Class A, B, C, I, R, R4, R5 and W
Summary of the Fund
INVESTMENT OBJECTIVE
Columbia Floating Rate Fund (the Fund) seeks to provide shareholders with a high level of current income and, as a secondary objective, preservation of capital.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your immediate family (that share the same mailing address), agree to invest in the future, at least $50,000 in any of the Columbia, Columbia Acorn or RiverSource funds (including the Seligman and Threadneedle branded funds) (the Fund Family). More information about these and other discounts is available from your financial intermediary and under “Reductions/Waivers of Sales Charges — Front End Sales Charge Reductions” on page S.23 of this prospectus and on page D.1 of Appendix D in the Fund’s Statement of Additional Information (SAI).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Columbia Floating Rate Fund (Class A, B, C, I, R, R4, R5 and W Shares) Columbia Floating Rate Fund Class A, B, C, I, R, R4, R5 and W	Columbia Floating Rate Fund - Class A	Columbia Floating Rate Fund - Class B	Columbia Floating Rate Fund - Class C	Columbia Floating Rate Fund - Class I	Columbia Floating Rate Fund - Class R	Columbia Floating Rate Fund - Class R4	Columbia Floating Rate Fund - Class R5	Columbia Floating Rate Fund - Class W
Shareholder Fees Column [Text]	Class A	Class B	Class C	Class I	Class R	Class R4	Class R5	Class W
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	3.00%	none	none	none	none	none	none	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	1.00%	5.00%	1.00%	none	none	none	none	none

Annual Fund Operating Expenses - Columbia Floating Rate Fund (Class A, B, C, I, R, R4, R5 and W Shares) Columbia Floating Rate Fund		Class A, B, C, I, R, R4, R5 and W	Class A, B, C, I, R, R4, R5 and W Columbia Floating Rate Fund - Class A	Class A, B, C, I, R, R4, R5 and W Columbia Floating Rate Fund - Class B	Class A, B, C, I, R, R4, R5 and W Columbia Floating Rate Fund - Class C	Class A, B, C, I, R, R4, R5 and W Columbia Floating Rate Fund - Class I	Class A, B, C, I, R, R4, R5 and W Columbia Floating Rate Fund - Class R		Class A, B, C, I, R, R4, R5 and W Columbia Floating Rate Fund - Class R4	Class A, B, C, I, R, R4, R5 and W Columbia Floating Rate Fund - Class R5	Class A, B, C, I, R, R4, R5 and W Columbia Floating Rate Fund - Class W
Operating Expenses Caption [Text]	[1]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses Column [Text]			Class A	Class B	Class C	Class I	Class R		Class R4	Class R5	Class W
Management fees			0.61%	0.61%	0.61%	0.61%	0.61%		0.61%	0.61%	0.61%
Distribution and/or service (12b-1) fees			0.25%	1.00%	1.00%	none	0.50%		none	none	0.25%
Other expenses			0.30%	0.30%	0.30%	0.18%	0.30%	[2]	0.48%	0.23%	0.30%
Total annual fund operating expenses			1.16%	1.91%	1.91%	0.79%	1.41%		1.09%	0.84%	1.16%
Less: Fee waiver/expense reimbursement	[3]		(0.08%)	(0.08%)	(0.08%)	(0.05%)	(0.08%)		(0.05%)	(0.05%)	(0.08%)
Total annual fund operating expenses after fee waiver/expense reimbursement	[3]		1.08%	1.83%	1.83%	0.74%	1.33%		1.04%	0.79%	1.08%
[1]	The expense ratios have been adjusted to reflect current fees.
[2]	Other expenses are based on estimated amounts for the current fiscal year.
[3]	The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until Sept. 30, 2011, unless sooner terminated at the sole discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any) will not exceed 1.08% for Class A, 1.83% for Class B, 1.83% for Class C, 0.74% for Class I, 1.33% for Class R, 1.04% for Class R4, 0.79% for Class R5 and 1.08% for Class W.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Columbia Floating Rate Fund (Class A, B, C, I, R, R4, R5 and W Shares) Columbia Floating Rate Fund Class A, B, C, I, R, R4, R5 and W (USD $)	Expense Example, By Year, Column [Text]	1 year	3 years	5 years	10 years
Columbia Floating Rate Fund - Class A	Class A (whether or not shares are redeemed)	406	649	910	1,660
Columbia Floating Rate Fund - Class B	Class B (if shares are redeemed)	685	891	1,223	2,031
Columbia Floating Rate Fund - Class C	Class C (if shares are redeemed)	285	591	1,023	2,227
Columbia Floating Rate Fund - Class I	Class I (whether or not shares are redeemed)	76	248	435	977
Columbia Floating Rate Fund - Class R	Class R (whether or not shares are redeemed)	135	437	762	1,684
Columbia Floating Rate Fund - Class R4	Class R4 (whether or not shares are redeemed)	106	342	597	1,329
Columbia Floating Rate Fund - Class R5	Class R5 (whether or not shares are redeemed)	81	263	462	1,037
Columbia Floating Rate Fund - Class W	Class W (whether or not shares are redeemed)	110	360	629	1,402

Expense Example, No Redemption - Columbia Floating Rate Fund (Class A, B, C, I, R, R4, R5 and W Shares) Columbia Floating Rate Fund Class A, B, C, I, R, R4, R5 and W (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 year	3 years	5 years	10 years
Columbia Floating Rate Fund - Class B	Class B (if shares are not redeemed)	185	591	1,023	2,031
Columbia Floating Rate Fund - Class C	Class C (if shares are not redeemed)	185	591	1,023	2,227

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 68% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal market conditions, at least 80% of the Fund’s net assets will be invested in floating rate loans and other floating rate debt securities. These debt obligations will generally be rated non-investment grade by recognized rating agencies (similar to “junk bonds”) or, if unrated, be considered by the investment manager, Columbia Management Investment Advisers, LLC, to be of comparable quality. Up to 25% of the Fund’s net assets may be invested in foreign investments. The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy.

Floating rate loans are debt obligations of companies and other similar entities that have interest rates that adjust or “float” periodically (normally on a daily, monthly, quarterly or semiannual basis by reference to a base lending rate (such as LIBOR (London Interbank Offered Rate)) plus a premium). Floating rate loans are typically structured and administered by a financial institution that acts as the agent of the lenders participating in the floating rate loan. The Fund may acquire loans directly through the agent or from another holder of the loan by assignment. They are generally valued on a daily basis by independent pricing services.

The Fund normally invests in senior secured floating rate loans. Senior secured floating rate loans ordinarily are secured by specific collateral or assets of the borrower so that holders of the loans will have a claim on those assets senior to the claim of certain other parties in the event of default or bankruptcy by the borrower. These loans usually are senior in rank to other securities issued by the borrower (such as common stock or other debt instruments). The proceeds of the loan primarily are used by the borrower to finance leveraged buy-outs, recapitalizations, dividends to sponsors, mergers and acquisitions, and, to a lesser extent, to finance internal growth or for other corporate purposes. Senior floating rate loans held by the Fund will generally have final maturities of nine years or less.

To the extent the Fund invests in derivatives securities, the Fund may count the value of derivative securities with floating rate loan characteristics towards its 80% policy.

The investment manager may also invest in other securities, including investment grade fixed income debt obligations, non-investment grade fixed income debt obligations and certain money market instruments. For purposes of the 80% policy, money market holdings with a remaining maturity of less than 60 days will be deemed floating rate assets.

PRINCIPAL RISKS OF INVESTING IN THE FUND

This Fund is designed for investors with above-average risk tolerance. Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Market Risk. The market value of securities may fall or fail to rise. Market risk may affect a borrower, a single issuer, sector of the economy, industry, or the market as a whole. The market value of floating rate loans and other securities may fluctuate, sometimes rapidly and unpredictably.

Credit Risk. Credit risk is the risk that loans or other securities in the Fund’s portfolio will decline in price or fail to pay interest or repay principal when due because the borrower of the loan or the issuer of the security may or will default or otherwise become unable or unwilling to honor its financial obligations, including as a result of bankruptcy. Bankruptcies may cause a delay to the Fund in acting on the collateral securing a loan, which may adversely affect the Fund. Further, there is risk that a court could take action adverse to the holders of a loan. A default or expected default of a loan could also make it difficult for the Fund to sell the loan at a price approximating the value previously placed on it. Unrated loans or securities held by the Fund present increased credit risk.

Liquidity Risk. Floating rate loans generally are subject to legal or contractual restrictions on resale, may trade infrequently, and their value may be impaired when the Fund needs to liquidate such loans. Securities may trade only in the over-the-counter market rather than on an organized exchange and may be more difficult to purchase or sell at a fair price, which may have a negative impact on the Fund’s performance.

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Confidential Information Access Risk. The investment manager normally will seek to avoid the receipt of material, non-public information (Confidential Information) about the issuers of floating rate loans (including from the issuer itself) being considered for acquisition by the Fund, or held in the Fund. The investment manager’s decision not to receive Confidential Information may disadvantage the Fund.

Counterparty Risk. Counterparty credit risk is the risk that a Fund’s counterparty becomes bankrupt or otherwise fails to perform its obligations, and the Fund may obtain no or only limited recovery of its investments, and any recovery may be significantly delayed.

Risks of Foreign Investing. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund’s portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

High Yield Securities Risk. The Fund’s investment in below-investment grade loans or other debt securities (i.e., high-yield or junk) exposes the Fund to a greater risk of loss than a fund which invests solely in investment grade loans or other debt securities.

Highly Leveraged Transactions Risk. The loans and other securities in which the Fund invests include highly leveraged transactions whereby the borrower assumes large amounts of debt in order to have the financial resources to attempt to achieve its business objectives. Loans or securities that are part of highly leveraged transactions involve a greater risk (including default and bankruptcy) than other investments.

Impairment of Collateral Risk. The value of any collateral securing a floating rate loan can decline, and may be insufficient to meet the borrower’s obligations or difficult to liquidate. In addition, the Fund’s access to collateral may be limited by bankruptcy or other insolvency laws. Floating rate loans may decline in value.

Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. When interest rates rise, prices of fixed-income securities generally fall. In general, the longer the maturity or duration of a fixed-income security, the greater its sensitivity to changes in interest rates. Interest rate changes also may increase prepayments of debt obligations. Securities with floating interest rates may decline in value if their interest rates do not rise as much as interest rates in general. Because rates on certain floating rate loans and other debt securities reset only periodically, changes in prevailing interest rates (particularly sudden and significant changes) can be expected to cause fluctuations in the Fund’s net asset value.

Prepayment and Extension Risk. Prepayment and extension risk is the risk that a loan, bond or other security might be called or otherwise converted, prepaid or redeemed before maturity, and the portfolio managers may not be able to invest the proceeds in securities or loans providing as high a level of income, resulting in a reduced yield to the Fund. As interest rates rise or spreads widen, the likelihood of prepayment decreases. The portfolio managers may be unable to capitalize on securities with higher interest rates or wider spreads because the Fund’s investments are locked in at a lower rate for a longer period of time.

PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

• how the Fund’s Class A share performance has varied for each full calendar year shown on the bar chart; and

• how the Fund’s average annual total returns compare to recognized measures of market performance shown on the table. Class R shares are new as of the date of this prospectus and therefore performance information is not yet available.

How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.

Class A share information is shown in the bar chart; the sales charge for Class A shares is not reflected in the bar chart. If the sales charge was reflected, returns would be less than those shown.

After-tax returns are shown only for Class A shares. After-tax returns for the other classes will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.

CLASS A ANNUAL TOTAL RETURNS (WITHOUT SALES CHARGE)

(calendar year)
During the periods shown: • Highest return for a calendar quarter was +16.99% (quarter ended June 30, 2009) • Lowest return for a calendar quarter was -24.18% (quarter ended Dec. 31, 2008)
Average Annual Total Returns - Columbia Floating Rate Fund (Class A, B, C, I, R, R4, R5 and W Shares) Class A, B, C, I, R, R4, R5 and W		Caption	Column	Label		Index No Deduction for Fees, Expenses, Taxes [Text]	1 year	Since Inception		Inception Date
Columbia Floating Rate Fund	[1]	Average Annual Total Returns (after applicable sales charges) (for periods ended Dec. 31, 2010)
Columbia Floating Rate Fund before Taxes Columbia Floating Rate Fund - Class A			Columbia Floating Rate Fund:	Class A before taxes			7.87%	2.93%	[1]	Feb 16, 2006
Columbia Floating Rate Fund before Taxes Columbia Floating Rate Fund - Class B			Columbia Floating Rate Fund:	Class B before taxes			5.49%	2.48%	[1]	Feb 16, 2006
Columbia Floating Rate Fund before Taxes Columbia Floating Rate Fund - Class C			Columbia Floating Rate Fund:	Class C before taxes			9.37%	2.79%	[1]	Feb 16, 2006
Columbia Floating Rate Fund before Taxes Columbia Floating Rate Fund - Class I			Columbia Floating Rate Fund:	Class I before taxes			11.57%	3.90%	[1]	Feb 16, 2006
Columbia Floating Rate Fund before Taxes Columbia Floating Rate Fund - Class R4			Columbia Floating Rate Fund:	Class R4 before taxes			11.22%	3.77%	[1]	Feb 16, 2006
Columbia Floating Rate Fund before Taxes Columbia Floating Rate Fund - Class R5			Columbia Floating Rate Fund:	Class R5 before taxes			11.50%	5.72%		Aug 1, 2008
Columbia Floating Rate Fund before Taxes Columbia Floating Rate Fund - Class W			Columbia Floating Rate Fund:	Class W before taxes			11.12%	2.77%		Dec 1, 2006
Columbia Floating Rate Fund after taxes on distributions Columbia Floating Rate Fund - Class A			Columbia Floating Rate Fund:	Class A after taxes on distributions			6.06%	0.84%	[1]	Feb 16, 2006
Columbia Floating Rate Fund after taxes on distributions and redemption of fund shares Columbia Floating Rate Fund - Class A			Columbia Floating Rate Fund:	Class A after taxes on distributions and redemption of fund shares			5.06%	1.24%	[1]	Feb 16, 2006
Columbia Floating Rate Fund (without sales charges) before taxes Columbia Floating Rate Fund - Class A			Columbia Floating Rate Fund:	Class A (without sales charges) before taxes	[1]		11.20%	3.57%	[1]	Feb 16, 2006
Credit Suisse Leveraged Loan Index				Credit Suisse Leveraged Loan Index		(reflects no deduction for fees, expenses or taxes)	9.98%
Credit Suisse Leveraged Loan Index Since Inception, 2006-02-16								4.40%	[1]	Feb 16, 2006
Credit Suisse Leveraged Loan Index Since Inception, 2008-08-01								6.59%		Aug 1, 2008
Credit Suisse Leveraged Loan Index Since Inception, 2006-12-01								3.82%		Dec 1, 2006
[1]	Class R shares have not been in existence for one full calendar year and therefore performance is not shown. The returns shown are for Class A shares without the applicable front-end sales charge. Class R shares, which are sold without sales charges, would have substantially similar annual returns as Class A shares because the classes of shares invest in the same portfolio of securities and would differ only to the extent that the classes do not have the same expenses. Class A share returns have not been adjusted to reflect differences in class-related expenses. If differences in class-related expenses were reflected (i.e., if expenses of Class R shares were reflected in the returns of Class A shares, the returns shown for Class A shares for all periods would be lower.

Fund performance information prior to March 7, 2011 represents that of the Fund as a series of RiverSource Bond Series, Inc., a Minnesota corporation. The Fund was reorganized into a series of Columbia Funds Series Trust II, a Massachusetts business trust, on that date.

Columbia Floating Rate Fund | Class Z Shares
Summary of the Fund
INVESTMENT OBJECTIVE
Columbia Floating Rate Fund (the Fund) seeks to provide shareholders with a high level of current income and, as a secondary objective, preservation of capital.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold Class Z shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Columbia Floating Rate Fund (Class Z Shares)	Columbia Floating Rate Fund Class Z Shares Columbia Floating Rate Fund - Class Z
Shareholder Fees Column [Text]	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Columbia Floating Rate Fund (Class Z Shares)		Columbia Floating Rate Fund Class Z Shares Columbia Floating Rate Fund - Class Z
Operating Expenses Column [Text]		Class Z
Management fees		0.61%
Distribution and/or service (12b-1) fees		none
Other expenses	[1]	0.29%
Total annual fund operating expenses		0.90%
Less: Fee waiver/expense reimbursement	[2]	(0.07%)
Total annual fund operating expenses after fee waiver/expense reimbursement	[2]	0.83%
[1]	Other expenses are based on estimated amounts for the current fiscal year.
[2]	The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until Sept. 30, 2011, unless sooner terminated at the sole discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any) will not exceed 0.83% for Class Z.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Columbia Floating Rate Fund (Class Z Shares) (USD $)	Expense Example, By Year, Column [Text]	1 year	3 years	5 years	10 years
Columbia Floating Rate Fund Class Z Shares Columbia Floating Rate Fund - Class Z	Class Z (whether or not shares are redeemed)	85	280	492	1,106

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 68% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal market conditions, at least 80% of the Fund’s net assets will be invested in floating rate loans and other floating rate debt securities. These debt obligations will generally be rated non-investment grade by recognized rating agencies (similar to “junk bonds”) or, if unrated, be considered by the investment manager, Columbia Management Investment Advisers, LLC, to be of comparable quality. Up to 25% of the Fund’s net assets may be invested in foreign investments. The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy.

Floating rate loans are debt obligations of companies and other similar entities that have interest rates that adjust or “float” periodically (normally on a daily, monthly, quarterly or semiannual basis by reference to a base lending rate (such as LIBOR (London Interbank Offered Rate)) plus a premium). Floating rate loans are typically structured and administered by a financial institution that acts as the agent of the lenders participating in the floating rate loan. The Fund may acquire loans directly through the agent or from another holder of the loan by assignment. They are generally valued on a daily basis by independent pricing services.

The Fund normally invests in senior secured floating rate loans. Senior secured floating rate loans ordinarily are secured by specific collateral or assets of the borrower so that holders of the loans will have a claim on those assets senior to the claim of certain other parties in the event of default or bankruptcy by the borrower. These loans usually are senior in rank to other securities issued by the borrower (such as common stock or other debt instruments). The proceeds of the loan primarily are used by the borrower to finance leveraged buy-outs, recapitalizations, dividends to sponsors, mergers and acquisitions, and, to a lesser extent, to finance internal growth or for other corporate purposes. Senior floating rate loans held by the Fund will generally have final maturities of nine years or less.

To the extent the Fund invests in derivatives securities, the Fund may count the value of derivative securities with floating rate loan characteristics towards its 80% policy.

The investment manager may also invest in other securities, including investment grade fixed income debt obligations, non-investment grade fixed income debt obligations and certain money market instruments. For purposes of the 80% policy, money market holdings with a remaining maturity of less than 60 days will be deemed floating rate assets.

PRINCIPAL RISKS OF INVESTING IN THE FUND

This Fund is designed for investors with above-average risk tolerance. Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Market Risk. The market value of securities may fall or fail to rise. Market risk may affect a borrower, a single issuer, sector of the economy, industry, or the market as a whole. The market value of floating rate loans and other securities may fluctuate, sometimes rapidly and unpredictably.

Credit Risk. Credit risk is the risk that loans or other securities in the Fund’s portfolio will decline in price or fail to pay interest or repay principal when due because the borrower of the loan or the issuer of the security may or will default or otherwise become unable or unwilling to honor its financial obligations, including as a result of bankruptcy. Bankruptcies may cause a delay to the Fund in acting on the collateral securing a loan, which may adversely affect the Fund. Further, there is risk that a court could take action adverse to the holders of a loan. A default or expected default of a loan could also make it difficult for the Fund to sell the loan at a price approximating the value previously placed on it. Unrated loans or securities held by the Fund present increased credit risk.

Liquidity Risk. Floating rate loans generally are subject to legal or contractual restrictions on resale, may trade infrequently, and their value may be impaired when the Fund needs to liquidate such loans. Securities may trade only in the over-the-counter market rather than on an organized exchange and may be more difficult to purchase or sell at a fair price, which may have a negative impact on the Fund’s performance.

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Confidential Information Access Risk. The investment manager normally will seek to avoid the receipt of material, non-public information (Confidential Information) about the issuers of floating rate loans (including from the issuer itself) being considered for acquisition by the Fund, or held in the Fund. The investment manager’s decision not to receive Confidential Information may disadvantage the Fund.

Counterparty Risk. Counterparty credit risk is the risk that a Fund’s counterparty becomes bankrupt or otherwise fails to perform its obligations, and the Fund may obtain no or only limited recovery of its investments, and any recovery may be significantly delayed.

Risks of Foreign Investing. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund’s portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

High Yield Securities Risk. The Fund’s investment in below-investment grade loans or other debt securities (i.e., high-yield or junk) exposes the Fund to a greater risk of loss than a fund which invests solely in investment grade loans or other debt securities.

Highly Leveraged Transactions Risk. The loans and other securities in which the Fund invests include highly leveraged transactions whereby the borrower assumes large amounts of debt in order to have the financial resources to attempt to achieve its business objectives. Loans or securities that are part of highly leveraged transactions involve a greater risk (including default and bankruptcy) than other investments.

Impairment of Collateral Risk. The value of any collateral securing a floating rate loan can decline, and may be insufficient to meet the borrower’s obligations or difficult to liquidate. In addition, the Fund’s access to collateral may be limited by bankruptcy or other insolvency laws. Floating rate loans may decline in value.

Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. When interest rates rise, prices of fixed-income securities generally fall. In general, the longer the maturity or duration of a fixed-income security, the greater its sensitivity to changes in interest rates. Interest rate changes also may increase prepayments of debt obligations. Securities with floating interest rates may decline in value if their interest rates do not rise as much as interest rates in general. Because rates on certain floating rate loans and other debt securities reset only periodically, changes in prevailing interest rates (particularly sudden and significant changes) can be expected to cause fluctuations in the Fund’s net asset value.

Prepayment and Extension Risk. Prepayment and extension risk is the risk that a loan, bond or other security might be called or otherwise converted, prepaid or redeemed before maturity, and the portfolio managers may not be able to invest the proceeds in securities or loans providing as high a level of income, resulting in a reduced yield to the Fund. As interest rates rise or spreads widen, the likelihood of prepayment decreases. The portfolio managers may be unable to capitalize on securities with higher interest rates or wider spreads because the Fund’s investments are locked in at a lower rate for a longer period of time.

PAST PERFORMANCE

Class Z shares are new as of the date of this prospectus and therefore performance is not yet available. The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, for the Fund’s Class A shares (which are not offered in this prospectus), respectively:

• how the Fund’s Class A performance has varied for each full calendar year shown on the bar chart; and

• how the Fund’s Class A average annual total returns compare to recognized measures of market performance shown on the table.

The sales charge for Class A shares is not reflected in the bar chart or the table. Class Z shares are not subject to a sales charge. If the Class A sales charge was reflected, returns would be lower than those shown.

How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.

After-tax returns are shown for Class A shares. After-tax returns for Class Z shares will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.

CLASS A ANNUAL TOTAL RETURNS (WITHOUT SALES CHARGE)

(calendar year)
During the periods shown: • Highest return for a calendar quarter was +16.99% (quarter ended June 30, 2009) • Lowest return for a calendar quarter was -24.18% (quarter ended Dec. 31, 2008)
Average Annual Total Returns (without sales charge)(for periods ended Dec. 31, 2010)
Average Annual Total Returns - Columbia Floating Rate Fund (Class Z Shares) Class Z Shares	Column	Label		Index No Deduction for Fees, Expenses, Taxes [Text]	1 year	Since Inception	Inception Date
Columbia Floating Rate Fund before Taxes Columbia Floating Rate Fund - Class A	Columbia Floating Rate Fund:	Class A before taxes	[1]		11.20%	3.57%	Feb 16, 2006
Columbia Floating Rate Fund after taxes on distributions Columbia Floating Rate Fund - Class A	Columbia Floating Rate Fund:	Class A after taxes on distributions	[1]		9.34%	1.48%	Feb 16, 2006
Columbia Floating Rate Fund after taxes on distributions and redemption of fund shares Columbia Floating Rate Fund - Class A	Columbia Floating Rate Fund:	Class A after taxes on distributions and redemption of fund shares	[1]		7.23%	1.78%	Feb 16, 2006
Credit Suisse Leveraged Loan Index		Credit Suisse Leveraged Loan Index		(reflects no deduction for fees, expenses or taxes)	9.98%
Credit Suisse Leveraged Loan Index Since Inception, 2006-02-16						4.40%	Feb 16, 2006
[1]	The returns shown are for Class A shares without the applicable front-end sales charge. Class Z shares, which are sold without a sales charge, would have substantially similar annual returns as Class A shares because the classes of shares invest in the same portfolio of securities and would differ only to the extent that the classes do not have the same expenses. Class A share returns have not been adjusted to reflect differences in class-related expenses. If differences in class-related expenses were reflected (i.e., if expenses of Class Z shares were reflected in the Class A share returns), the returns shown for Class A shares for all periods would be higher.

Fund performance information prior to March 7, 2011 represents that of the Fund as a series of RiverSource Bond Series, Inc., a Minnesota corporation. The Fund was reorganized into a series of Columbia Funds Series Trust II, a Massachusetts business trust, on that date.

Columbia Frontier Fund | Class Z Shares
Summary of the Fund
INVESTMENT OBJECTIVE
Columbia Frontier Fund (the Fund) seeks to provide shareholders with growth of capital.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold Class Z shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Columbia Frontier Fund (Class Z Shares)	Columbia Frontier Fund Class Z Shares Columbia Frontier Fund - Class Z
Shareholder Fees Column [Text]	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Columbia Frontier Fund (Class Z Shares)		Columbia Frontier Fund Class Z Shares Columbia Frontier Fund - Class Z
Operating Expenses Column [Text]		Class Z
Management fees		0.89%
Distribution and/or service (12b-1) fees		none
Other expenses	[1]	0.67%
Total annual fund operating expenses		1.56%
Less: Fee waiver/expense reimbursement	[2]	(0.34%)
Total annual fund operating expenses after fee waiver/expense reimbursement	[2]	1.22%
[1]	Other expenses are based on estimated amounts for the current fiscal year.
[2]	The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until Dec. 31, 2011, unless sooner terminated at the sole discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any) will not exceed 1.22% for Class Z.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Columbia Frontier Fund (Class Z Shares) (USD $)	Expense Example, By Year, Column [Text]	1 year	3 years	5 years	10 years
Columbia Frontier Fund Class Z Shares Columbia Frontier Fund - Class Z	Class Z	124	460	819	1,833

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 160% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Although the Fund may invest in the securities of any company, the Fund invests at least 65% of its net assets (including any amounts borrowed for investment purposes), determined at the time of investment, in equity securities of small U.S. companies. For these purposes, small companies are currently defined as companies with market capitalization, at the time of purchase, of  $2 billion or less. Companies are selected for their growth prospects (as identified by the investment manager).

The Fund invests primarily in common stocks; however, it may also invest in preferred stocks, securities convertible into common stocks, and stock purchase warrants if the investment manager believes these investments offer capital growth opportunities.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

Market Risk. The market value of securities may fall, fail to rise, or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. These risks are generally greater for small and mid-sized companies. Focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other funds if that style falls out of favor with the market.

Sector Risk. If a fund emphasizes one or more economic sectors or industries, it may be more susceptible to the financial, market or economic conditions or events affecting the particular issuers, sectors or industries in which it invests than funds that do not so emphasize. The more a fund diversifies its investments, the more it spreads risk and potentially reduces the risks of loss and volatility.

Small Company Risk. Investments in small companies often involve greater risks than investments in larger, more established companies, including less predictable earnings and lack of experienced management, financial resources, product diversification and competitive strengths.

PAST PERFORMANCE

Class Z shares have not had one full calendar year of performance as of the date of this prospectus and therefore performance is not yet available. The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, for the Fund’s Class A shares (which are not offered in this prospectus), respectively:

• how the Fund’s Class A performance has varied for each full calendar year shown on the bar chart; and

• how the Fund’s Class A average annual total returns compare to recognized measures of market performance shown on the table.

The sales charge for Class A shares is not reflected in the bar chart or the table. Class Z shares are not subject to a sales charge. If the Class A sales charge was reflected, returns would be lower than those shown.

How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.

After-tax returns are shown for Class A shares. After-tax returns for Class Z shares will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.

CLASS A ANNUAL TOTAL RETURNS (WITHOUT SALES CHARGE)

(calendar year)
During the periods shown: • Highest return for a calendar quarter was +20.88% (quarter ended June 30, 2009) • Lowest return for a calendar quarter was -26.72% (quarter ended Dec. 31, 2008)
Average Annual Total Returns (after applicable sales charges)(for periods ended Dec. 31, 2010)
Average Annual Total Returns - Columbia Frontier Fund (Class Z Shares) Class Z Shares	Column	Label		Index No Deduction for Fees, Expenses, Taxes [Text]	1 year	5 years	10 years
Columbia Frontier Fund before Taxes Columbia Frontier Fund - Class A	Columbia Frontier Fund:	Class A before taxes	[1]		19.16%	3.17%	1.48%
Columbia Frontier Fund after taxes on distributions Columbia Frontier Fund - Class A	Columbia Frontier Fund:	Class A after taxes on distributions	[1]		19.16%	1.98%	0.83%
Columbia Frontier Fund after taxes on distributions and redemption of fund shares Columbia Frontier Fund - Class A	Columbia Frontier Fund:	Class A after taxes on distributions and redemption of fund shares	[1]		12.46%	2.44%	1.13%
Russell 2000 Growth Index		Russell 2000 Growth Index		(reflects no deduction for fees, expenses or taxes)	29.09%	5.30%	3.78%
Lipper Small-Cap Growth Funds Index		Lipper Small-Cap Growth Funds Index		(reflects no deduction for fees or taxes)	26.08%	3.92%	2.58%
[1]	The returns shown are for Class A shares without the applicable front-end sales charge. Class Z shares, which are sold without a sales charge, would have substantially similar annual returns as Class A shares because the classes of shares invest in the same portfolio of securities and would differ only to the extent that the classes do not have the same expenses. Class A share returns have not been adjusted to reflect differences in class-related expenses. If differences in class-related expenses were reflected (i.e., if expenses of Class Z shares were reflected in the Class A share returns), the returns shown for Class A shares for all periods would be higher.

Fund performance information prior to March 7, 2011 represents that of the Fund as a series of Columbia Frontier Fund, Inc., a Maryland corporation. The Fund was reorganized into a series of Columbia Funds Series Trust II, a Massachusetts business trust, on that date.

Columbia Frontier Fund | Class A, B, C, I, R, R4 and R5 Shares
Summary of the Fund
INVESTMENT OBJECTIVE
Columbia Frontier Fund (the Fund) seeks to provide shareholders with growth of capital.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your immediate family (that share the same mailing address), agree to invest in the future, at least $50,000 in any of the Columbia, Columbia Acorn or RiverSource funds (including the Seligman and Threadneedle branded funds) (the Fund Family). More information about these and other discounts is available from your financial intermediary and under "Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions” on page S.23 of this prospectus and on page D.1 of Appendix D in the Fund’s Statement of Additional Information (SAI).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Columbia Frontier Fund (Class A, B, C, I, R, R4 and R5 Shares) Columbia Frontier Fund Class A, B, C, I, R, R4 and R5 Shares	Columbia Frontier Fund - Class A	Columbia Frontier Fund - Class B	Columbia Frontier Fund - Class C	Columbia Frontier Fund - Class I	Columbia Frontier Fund - Class R	Columbia Frontier Fund - Class R4	Columbia Frontier Fund - Class R5
Shareholder Fees Column [Text]	Class A	Class B	Class C	Class I	Class R	Class R4	Class R5
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none	none	none	none	none	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	1.00%	5.00%	1.00%	none	none	none	none

Annual Fund Operating Expenses - Columbia Frontier Fund (Class A, B, C, I, R, R4 and R5 Shares) Columbia Frontier Fund		Class A, B, C, I, R, R4 and R5 Shares	Class A, B, C, I, R, R4 and R5 Shares Columbia Frontier Fund - Class A	Class A, B, C, I, R, R4 and R5 Shares Columbia Frontier Fund - Class B	Class A, B, C, I, R, R4 and R5 Shares Columbia Frontier Fund - Class C	Class A, B, C, I, R, R4 and R5 Shares Columbia Frontier Fund - Class I	Class A, B, C, I, R, R4 and R5 Shares Columbia Frontier Fund - Class R	Class A, B, C, I, R, R4 and R5 Shares Columbia Frontier Fund - Class R4	Class A, B, C, I, R, R4 and R5 Shares Columbia Frontier Fund - Class R5
Operating Expenses Caption [Text]	[1]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses Column [Text]			Class A	Class B	Class C	Class I	Class R	Class R4	Class R5
Management fees			0.89%	0.89%	0.89%	0.89%	0.89%	0.89%	0.89%
Distribution and/or service (12b-1) fees			0.25%	1.00%	1.00%	none	0.50%	none	none
Other expenses			0.67%	0.67%	0.67%	0.27%	0.67%	0.56%	0.31%
Total annual fund operating expenses			1.81%	2.56%	2.56%	1.16%	2.06%	1.45%	1.20%
Less: Fee waiver/expense reimbursement	[2]		(0.34%)	(0.34%)	(0.34%)	(0.14%)	(0.34%)	(0.13%)	(0.13%)
Total annual fund operating expenses after fee waiver/expense reimbursement	[2]		1.47%	2.22%	2.22%	1.02%	1.72%	1.32%	1.07%
[1]	The expense ratios have been adjusted to reflect current fees.
[2]	The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until Dec. 31, 2011, unless sooner terminated at the sole discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any) will not exceed 1.47% for Class A, 2.22% for Class B, 2.22% for Class C, 1.02% for Class I, 1.72% for Class R, 1.32% for Class R4 and 1.07% for Class R5.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Columbia Frontier Fund (Class A, B, C, I, R, R4 and R5 Shares) Columbia Frontier Fund Class A, B, C, I, R, R4 and R5 Shares (USD $)	Expense Example, By Year, Column [Text]	1 year	3 years	5 years	10 years
Columbia Frontier Fund - Class A	Class A (whether or not shares are redeemed)	716	1,081	1,470	2,558
Columbia Frontier Fund - Class B	Class B (if shares are redeemed)	725	1,065	1,531	2,690
Columbia Frontier Fund - Class C	Class C (if shares are redeemed)	325	765	1,331	2,874
Columbia Frontier Fund - Class I	Class I (whether or not shares are redeemed)	104	355	626	1,401
Columbia Frontier Fund - Class R	Class R (whether or not shares are redeemed)	175	613	1,078	2,368
Columbia Frontier Fund - Class R4	Class R4 (whether or not shares are redeemed)	134	446	781	1,729
Columbia Frontier Fund - Class R5	Class R5 (whether or not shares are redeemed)	109	368	648	1,448

Expense Example, No Redemption - Columbia Frontier Fund (Class A, B, C, I, R, R4 and R5 Shares) Columbia Frontier Fund Class A, B, C, I, R, R4 and R5 Shares (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 year	3 years	5 years	10 years
Columbia Frontier Fund - Class B	Class B (if shares are not redeemed)	225	765	1,331	2,690
Columbia Frontier Fund - Class C	Class C (if shares are not redeemed)	225	765	1,331	2,874

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 160% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Although the Fund may invest in the securities of any company, the Fund invests at least 65% of its net assets (including any amounts borrowed for investment purposes), determined at the time of investment, in equity securities of small U.S. companies. For these purposes, small companies are currently defined as companies with market capitalization, at the time of purchase, of  $2 billion or less. Companies are selected for their growth prospects (as identified by the investment manager).

The Fund invests primarily in common stocks; however, it may also invest in preferred stocks, securities convertible into common stocks, and stock purchase warrants if the investment manager believes these investments offer capital growth opportunities.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

Market Risk. The market value of securities may fall, fail to rise, or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. These risks are generally greater for small and mid-sized companies. Focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other funds if that style falls out of favor with the market.

Sector Risk. If a fund emphasizes one or more economic sectors or industries, it may be more susceptible to the financial, market or economic conditions or events affecting the particular issuers, sectors or industries in which it invests than funds that do not so emphasize. The more a fund diversifies its investments, the more it spreads risk and potentially reduces the risks of loss and volatility.

Small Company Risk. Investments in small companies often involve greater risks than investments in larger, more established companies, including less predictable earnings and lack of experienced management, financial resources, product diversification and competitive strengths.

PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

• how the Fund’s Class A performance has varied for each full calendar year shown on the bar chart; and

• how the Fund’s average annual total returns compare to recognized measures of market performance shown on the table. Class I and Class R4 do not have one full calendar year of performance and therefore performance information for these classes is not shown.

How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.

Class A share information is shown in the bar chart; the sales charge for Class A shares is not reflected in the bar chart. If the sales charge was reflected, returns would be lower than those shown.

After-tax returns are shown only for Class A shares. After-tax returns for the other classes will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.

CLASS A ANNUAL TOTAL RETURNS (WITHOUT SALES CHARGE)

(calendar year)
During the periods shown: • Highest return for a calendar quarter was +20.88% (quarter ended June 30, 2009) • Lowest return for a calendar quarter was -26.72% (quarter ended Dec. 31, 2008)
Average Annual Total Returns (after applicable sales charges)
Average Annual Total Returns - Columbia Frontier Fund (Class A, B, C, I, R, R4 and R5 Shares) Class A, B, C, I, R, R4 and R5 Shares	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 year	5 years	10 years	Since Inception	Inception Date
Columbia Frontier Fund before Taxes Columbia Frontier Fund - Class A	Columbia Frontier Fund:	Class A before taxes		12.36%	1.95%	0.88%
Columbia Frontier Fund before Taxes Columbia Frontier Fund - Class B	Columbia Frontier Fund:	Class B before taxes		13.11%	2.07%	0.70%
Columbia Frontier Fund before Taxes Columbia Frontier Fund - Class C	Columbia Frontier Fund:	Class C before taxes		17.14%	2.48%	0.76%
Columbia Frontier Fund before Taxes Columbia Frontier Fund - Class I	Columbia Frontier Fund:	Class I before taxes		19.59%			22.67%	Aug 3, 2009
Columbia Frontier Fund before Taxes Columbia Frontier Fund - Class R	Columbia Frontier Fund:	Class R before taxes		18.61%	2.86%		6.54%	Apr 30, 2003
Columbia Frontier Fund before Taxes Columbia Frontier Fund - Class R4	Columbia Frontier Fund:	Class R4 before taxes		19.19%			22.29%	Aug 3, 2009
Columbia Frontier Fund before Taxes Columbia Frontier Fund - Class R5	Columbia Frontier Fund:	Class R5 before taxes		19.61%	3.67%		3.80%	Nov 30, 2001
Columbia Frontier Fund after taxes on distributions Columbia Frontier Fund - Class A	Columbia Frontier Fund:	Class A after taxes on distributions		12.36%	0.78%	0.24%
Columbia Frontier Fund after taxes on distributions and redemption of fund shares Columbia Frontier Fund - Class A	Columbia Frontier Fund:	Class A after taxes on distributions and redemption of fund shares		8.03%	1.40%	0.61%
Russell 2000 Growth Index		Russell 2000 Growth Index	(reflects no deduction for fees, expenses or taxes)	29.09%	5.30%	3.78%
Russell 2000 Growth Index Since Inception, 2009-08-03							28.83%	Aug 3, 2009
Russell 2000 Growth Index Since Inception, 2003-04-30							10.66%	Apr 30, 2003
Russell 2000 Growth Index Since Inception, 2001-11-30							5.99%	Nov 30, 2001
Lipper Small-Cap Growth Funds Index		Lipper Small-Cap Growth Funds Index	(reflects no deduction for fees or taxes)	26.08%	3.92%	2.58%
Lipper Small-Cap Growth Funds Index Since Inception, 2009-08-03							28.17%	Aug 3, 2009
Lipper Small-Cap Growth Funds Index Since Inception, 2003-04-30							9.21%	Apr 30, 2003
Lipper Small-Cap Growth Funds Index Since Inception, 2001-11-30							5.10%	Nov 30, 2001

Fund performance information prior to March 7, 2011 represents that of the Fund as a series of Columbia Frontier Fund, Inc., a Maryland corporation. The Fund was reorganized into a series of Columbia Funds Series Trust II, a Massachusetts business trust, on that date.

Columbia Global Bond Fund | Class A, B, C, I, R, R4 and W Shares
Summary of the Fund
INVESTMENT OBJECTIVE
Columbia Global Bond Fund (the Fund) seeks to provide shareholders with high total return through income and growth of capital.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your immediate family (that share the same mailing address), agree to invest in the future, at least $50,000 in any of the Columbia, Columbia Acorn or RiverSource funds (including the Seligman and Threadneedle branded funds) (the Fund Family). More information about these and other discounts is available from your financial intermediary and under “Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions” on page S.23 of this prospectus and on page D.1 of Appendix D in the Fund’s Statement of Additional Information (SAI).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Columbia Global Bond Fund (Class A, B, C, I, R, R4 and W Shares) Columbia Global Bond Fund Class A, B, C, I, R, R4 and W Shares	Columbia Global Bond Fund - Class A	Columbia Global Bond Fund - Class B	Columbia Global Bond Fund - Class C	Columbia Global Bond Fund - Class I	Columbia Global Bond Fund - Class R	Columbia Global Bond Fund - Class R4	Columbia Global Bond Fund - Class W
Shareholder Fees Column [Text]	Class A	Class B	Class C	Class I	Class R	Class R4	Class W
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.75%	none	none	none	none	none	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	1.00%	5.00%	1.00%	none	none	none	none

Annual Fund Operating Expenses - Columbia Global Bond Fund (Class A, B, C, I, R, R4 and W Shares) Columbia Global Bond Fund		Class A, B, C, I, R, R4 and W Shares	Class A, B, C, I, R, R4 and W Shares Columbia Global Bond Fund - Class A	Class A, B, C, I, R, R4 and W Shares Columbia Global Bond Fund - Class B	Class A, B, C, I, R, R4 and W Shares Columbia Global Bond Fund - Class C	Class A, B, C, I, R, R4 and W Shares Columbia Global Bond Fund - Class I	Class A, B, C, I, R, R4 and W Shares Columbia Global Bond Fund - Class R	Class A, B, C, I, R, R4 and W Shares Columbia Global Bond Fund - Class R4	Class A, B, C, I, R, R4 and W Shares Columbia Global Bond Fund - Class W
Operating Expenses Caption [Text]	[1]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses Column [Text]			Class A	Class B	Class C	Class I	Class R	Class R4	Class W
Management fees			0.71%	0.71%	0.71%	0.71%	0.71%	0.71%	0.71%
Distribution and/or service (12b-1) fees			0.25%	1.00%	1.00%	none	0.50%	none	0.25%
Other expenses			0.45%	0.45%	0.45%	0.16%	0.45%	0.46%	0.45%
Total annual fund operating expenses			1.41%	2.16%	2.16%	0.87%	1.66%	1.17%	1.41%
Less: Fee waiver/expense reimbursement	[2]		(0.20%)	(0.20%)	(0.20%)	(0.11%)	(0.20%)	(0.11%)	(0.20%)
Total annual fund operating expenses after fee waiver/expense reimbursement	[2]		1.21%	1.96%	1.96%	0.76%	1.46%	1.06%	1.21%
[1]	The expense ratios have been adjusted to reflect current fees.
[2]	The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until Dec. 31, 2011, unless sooner terminated at the sole discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any) will not exceed 1.21% for Class A, 1.96% for Class B, 1.96% for Class C, 0.76% for Class I, 1.46% for Class R, 1.06% for Class R4 and 1.21% for Class W.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Columbia Global Bond Fund (Class A, B, C, I, R, R4 and W Shares) Columbia Global Bond Fund Class A, B, C, I, R, R4 and W Shares (USD $)	Expense Example, By Year, Column [Text]	1 year	3 years	5 years	10 years
Columbia Global Bond Fund - Class A	Class A (whether or not shares are redeemed)	592	882	1,192	2,074
Columbia Global Bond Fund - Class B	Class B (if shares are redeemed)	699	957	1,342	2,291
Columbia Global Bond Fund - Class C	Class C (if shares are redeemed)	299	657	1,142	2,482
Columbia Global Bond Fund - Class I	Class I (whether or not shares are redeemed)	78	267	472	1,067
Columbia Global Bond Fund - Class R	Class R (whether or not shares are redeemed)	149	504	884	1,954
Columbia Global Bond Fund - Class R4	Class R4 (whether or not shares are redeemed)	108	361	634	1,415
Columbia Global Bond Fund - Class W	Class W (whether or not shares are redeemed)	123	427	753	1,679

Expense Example, No Redemption - Columbia Global Bond Fund (Class A, B, C, I, R, R4 and W Shares) Columbia Global Bond Fund Class A, B, C, I, R, R4 and W Shares (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 year	3 years	5 years	10 years
Columbia Global Bond Fund - Class B	Class B (if shares are not redeemed)	199	657	1,142	2,291
Columbia Global Bond Fund - Class C	Class C (if shares are not redeemed)	199	657	1,142	2,482

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 62% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund is a non-diversified mutual fund that invests primarily in debt obligations of U.S. and foreign issuers. Under normal market conditions, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) will be invested in investment-grade corporate or government debt obligations, including money market instruments, of issuers located in at least three different countries. Although the Fund emphasizes high and medium-quality debt securities, it may assume some credit risk in seeking to achieve higher dividends and /or capital appreciation by buying below investment-grade bonds (junk bonds). The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy.

Under normal market conditions, the Fund generally will invest at least 40% of its net assets in debt obligations of foreign governments, and companies that (a) maintain their principal place of business or conduct their principal business activities outside the U.S., (b) have their securities traded on non-U.S. exchanges or (c) have been formed under the laws of non-U.S. countries. The investment manager may reduce this 40% minimum investment amount to 30% if it believes that market conditions for these securities or specific foreign markets are unfavorable. The Fund considers a company to conduct its principal business activities outside the U.S. if it derives at least 50% of its revenue from business outside the U.S. or had at least 50% of its assets outside the U.S.

The Fund may invest in fixed income securities of any maturity and does not seek to maintain a particular dollar-weighted average maturity.

The investment manager monitors the Fund’s exposure to interest rate and foreign currency fluctuations. The investment manager may use derivatives such as futures, options, forward foreign currency contracts and Mortgage To-Be Announced (TBAs), in an effort to produce incremental earnings, to hedge existing positions, interest rate fluctuations or currency fluctuations, to increase market exposure and investment flexibility, or to obtain or reduce credit exposure.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Credit Risk. Credit risk is the risk that fixed-income securities in the Fund’s portfolio will decline in price or fail to pay interest or repay principal when due because the issuer of the security or the counterparty to a contract will default or otherwise become unable or unwilling to honor its financial obligations. Unrated securities held by the Fund present increased credit risk.

Derivatives Risk - Forward Foreign Currency Contracts. The Fund may enter into forward foreign currency contracts, which are types of derivative contracts, whereby the Fund may buy or sell a country’s currency at a specific price on a specific date, usually 30, 60, or 90 days in the future for a specific exchange rate on a given date. These contracts, however, may fall in value due to foreign market downswings or foreign currency value fluctuations. The Fund may enter into forward foreign currency contracts for risk management (hedging) or investment purposes. The Fund’s hedging strategy may be unable to achieve its objectives and may limit any potential gain that might result from an increase in the value of the currency. Unanticipated changes in the currency markets could result in reduced performance for the Fund. Cash or securities designated in an amount equal to the value of the Fund’s forward foreign currency contracts may limit the Fund’s investment flexibility. The Fund may incur a loss when engaging in offsetting transactions at, or prior to, maturity of a forward foreign currency contract. The Fund may also incur currency conversion costs when converting foreign currencies into U.S. dollars.

Derivatives Risk. The Fund’s use of derivatives involves risks different from, and possibly greater than, the risks associated with investing directly in the investments underlying the derivatives. Derivatives may be volatile and involve significant risk, such as, among other things, correlation risk, counterparty credit risk, hedging risk, leverage risk and liquidity risk. Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment.

Risks of Foreign/Emerging Markets Investing. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund’s portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

Investments in emerging markets may present greater risk of loss than a typical foreign security investment. Because of the less developed markets and economics and less mature governments and governmental institutions, the risks of investing in foreign securities may be intensified in the case of investments in issuers organized, domiciled or doing business in emerging markets.

Geographic Concentration Risk. The Fund may be particularly susceptible to economic, political, regulatory or other events or conditions affecting companies and countries within the specific geographic regions in which the Fund invests. The Fund may be more volatile than a more geographically diversified fund.

High-Yield Securities Risk. The Fund’s investment in below-investment grade fixed-income securities (i.e., high-yield or junk bonds) exposes the Fund to a greater risk of loss than a fund that invests solely in investment grade securities.

Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. When interest rates rise, prices of fixed-income securities generally fall. In general, the longer the maturity or duration of a fixed-income security, the greater its sensitivity to changes in interest rates. Interest rate changes also may increase prepayments of debt obligations.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

Liquidity Risk. Liquidity risk is the risk associated with a lack of marketability of securities which may make it difficult or impossible to sell the security at desirable prices in order to minimize loss. The Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity.

Market Risk. The market value of securities may fall, fail to rise, or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole.

Non-Diversification Risk. Compared with a “diversified” fund, the Fund may invest a greater percentage of its assets in the securities of a single issuer. A decline in the value of that investment could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

Prepayment and Extension Risk. Prepayment and extension risk is the risk that a loan, bond or other security might be called or otherwise converted, prepaid or redeemed before maturity, and the portfolio managers may not be able to invest the proceeds in securities or loans providing as high a level of income, resulting in a reduced yield to the Fund. As interest rates rise or spreads widen, the likelihood of prepayment decreases. The portfolio managers may be unable to capitalize on securities with higher interest rates or wider spreads because the Fund’s investments are locked in at a lower rate for a longer period of time.

Sector Risk. Investments that are concentrated in a particular issuer, geographic region industry or sector will be more susceptible to changes in price. The more a fund diversifies its investments, the more it spreads risk and potentially reduces the risks of loss and volatility.

Sovereign Debt Risk. A sovereign debtor’s willingness or ability to repay principal and pay interest in a timely manner may be affected by a variety of factors, including its cash flow situation, the extent of its reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor’s policy toward international lenders, and the political constraints to which a sovereign debtor may be subject. Sovereign debt risk is increased for emerging market issuers.

PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

• how the Fund’s Class A performance has varied for each full calendar year shown on the bar chart; and

• how the Fund’s average annual total returns compare to recognized measures of market performance shown on the table. Class R does not have a full calendar year of performance and therefore performance information for this class is not shown.

How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.

Class A share information is shown in the bar chart; the sales charge for Class A shares is not reflected in the bar chart. If the sales charge was reflected, returns would be lower than those shown.

After-tax returns are shown only for Class A shares. After-tax returns for the other classes will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.

CLASS A ANNUAL TOTAL RETURNS (WITHOUT SALES CHARGE)

(calendar year)
During the periods shown: • Highest return for a calendar quarter was +8.01% (quarter ended Sept. 30, 2010) • Lowest return for a calendar quarter was -4.55% (quarter ended Sept. 30, 2008)
Average Annual Total Returns (after applicable sales charges) (for periods ended Dec. 31, 2010)
Average Annual Total Returns - Columbia Global Bond Fund (Class A, B, C, I, R, R4 and W Shares) Class A, B, C, I, R, R4 and W Shares	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 year	5 years	10 years	Since Inception	Inception Date
Columbia Global Bond Fund before Taxes Columbia Global Bond Fund - Class A	Columbia Global Bond Fund:	Class A - before taxes		1.32%	5.23%	5.83%
Columbia Global Bond Fund before Taxes Columbia Global Bond Fund - Class B	Columbia Global Bond Fund:	Class B - before taxes		0.56%	5.12%	5.52%
Columbia Global Bond Fund before Taxes Columbia Global Bond Fund - Class C	Columbia Global Bond Fund:	Class C - before taxes		4.57%	5.45%	5.53%
Columbia Global Bond Fund before Taxes Columbia Global Bond Fund - Class I	Columbia Global Bond Fund:	Class I - before taxes		6.82%	6.70%		5.68%	Mar 4, 2004
Columbia Global Bond Fund before Taxes Columbia Global Bond Fund - Class R4	Columbia Global Bond Fund:	Class R4 - before taxes		6.52%	6.53%	6.57%
Columbia Global Bond Fund before Taxes Columbia Global Bond Fund - Class W	Columbia Global Bond Fund:	Class W - before taxes		6.19%			5.66%	Dec 1, 2006
Columbia Global Bond Fund after taxes on distributions Columbia Global Bond Fund - Class A	Columbia Global Bond Fund:	Class A - after taxes on distributions		0.06%	3.80%	4.38%
Columbia Global Bond Fund after taxes on distributions and redemption of fund shares Columbia Global Bond Fund - Class A	Columbia Global Bond Fund:	Class A - after taxes on distributions and redemption of fund shares		0.85%	3.62%	4.16%
Barclays Capital Global Aggregate Index		Barclays Capital Global Aggregate Index	(reflects no deduction for fees, expenses or taxes)	5.54%	6.66%	6.74%
Barclays Capital Global Aggregate Index Since Inception, 2006-12-01							6.05%	Dec 1, 2006
Barclays Capital Global Aggregate Index Since Inception, 2004-03-04							5.55%	Mar 4, 2004
Lipper Global Income Funds Index		Lipper Global Income Funds Index	(reflects no deduction for fees or taxes)	8.01%	6.24%	6.44%
Lipper Global Income Funds Index Since Inception, 2006-12-01							5.62%	Dec 1, 2006
Lipper Global Income Funds Index Since Inception, 2004-03-04							5.47%	Mar 4, 2004

Fund performance information prior to March 7, 2011 represents that of the Fund as a series of Riversource Global Series, Inc., a Minnesota corporation. The Fund was reorganized into a series of Columbia Funds Series Trust II, a Massachusetts business trust, on that date.

Columbia Global Bond Fund | Class Z Shares
Summary of the Fund
INVESTMENT OBJECTIVE
Columbia Global Bond Fund (the Fund) seeks to provide shareholders with high total return through income and growth of capital.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold Class Z shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Columbia Global Bond Fund (Class Z Shares)	Columbia Global Bond Fund Class Z Shares Columbia Global Bond Fund - Class Z
Shareholder Fees Column [Text]	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Columbia Global Bond Fund (Class Z Shares)		Columbia Global Bond Fund Class Z Shares Columbia Global Bond Fund - Class Z
Operating Expenses Column [Text]		Class Z
Management fees		0.71%
Distribution and/or service (12b-1) fees		none
Other expenses	[1]	0.45%
Total annual fund operating expenses		1.16%
Less: Fee waiver/expense reimbursement	[2]	(0.20%)
Total annual fund operating expenses after fee waiver/expense reimbursement	[2]	0.96%
[1]	Other expenses for Class Z are based on estimated amounts for the current fiscal year.
[2]	The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until Dec. 31, 2011, unless sooner terminated at the sole discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any) will not exceed 0.96% for Class Z.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Columbia Global Bond Fund (Class Z Shares) (USD $)	Expense Example, By Year, Column [Text]	1 year	3 years	5 years	10 years
Columbia Global Bond Fund Class Z Shares Columbia Global Bond Fund - Class Z	Class Z	98	349	620	1,396

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 62% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund is a non-diversified mutual fund that invests primarily in debt obligations of U.S. and foreign issuers. Under normal market conditions, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) will be invested in investment-grade corporate or government debt obligations, including money market instruments, of issuers located in at least three different countries. Although the Fund emphasizes high and medium-quality debt securities, it may assume some credit risk in seeking to achieve higher dividends and /or capital appreciation by buying below investment-grade bonds (junk bonds). The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy.

Under normal market conditions, the Fund generally will invest at least 40% of its net assets in debt obligations of foreign governments, and companies that (a) maintain their principal place of business or conduct their principal business activities outside the U.S., (b) have their securities traded on non-U.S. exchanges or (c) have been formed under the laws of non-U.S. countries. The investment manager may reduce this 40% minimum investment amount to 30% if it believes that market conditions for these securities or specific foreign markets are unfavorable. The Fund considers a company to conduct its principal business activities outside the U.S. if it derives at least 50% of its revenue from business outside the U.S. or had at least 50% of its assets outside the U.S.

The Fund may invest in fixed income securities of any maturity and does not seek to maintain a particular dollar-weighted average maturity.

The investment manager monitors the Fund’s exposure to interest rate and foreign currency fluctuations. The investment manager may use derivatives such as futures, options, forward foreign currency contracts and Mortgage To-Be Announced (TBAs), in an effort to produce incremental earnings, to hedge existing positions, interest rate fluctuations or currency fluctuations, to increase market exposure and investment flexibility, or to obtain or reduce credit exposure.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Credit Risk. Credit risk is the risk that fixed-income securities in the Fund’s portfolio will decline in price or fail to pay interest or repay principal when due because the issuer of the security or the counterparty to a contract will default or otherwise become unable or unwilling to honor its financial obligations. Unrated securities held by the Fund present increased credit risk.

Derivatives Risk - Forward Foreign Currency Contracts. The Fund may enter into forward foreign currency contracts, which are types of derivative contracts, whereby the Fund may buy or sell a country’s currency at a specific price on a specific date, usually 30, 60, or 90 days in the future for a specific exchange rate on a given date. These contracts, however, may fall in value due to foreign market downswings or foreign currency value fluctuations. The Fund may enter into forward foreign currency contracts for risk management (hedging) or investment purposes. The Fund’s hedging strategy may be unable to achieve its objectives and may limit any potential gain that might result from an increase in the value of the currency. Unanticipated changes in the currency markets could result in reduced performance for the Fund. Cash or securities designated in an amount equal to the value of the Fund’s forward foreign currency contracts may limit the Fund’s investment flexibility. The Fund may incur a loss when engaging in offsetting transactions at, or prior to, maturity of a forward foreign currency contract. The Fund may also incur currency conversion costs when converting foreign currencies into U.S. dollars.

Derivatives Risk. The Fund’s use of derivatives involves risks different from, and possibly greater than, the risks associated with investing directly in the investments underlying the derivatives. Derivatives may be volatile and involve significant risk, such as, among other things, correlation risk, counterparty credit risk, hedging risk, leverage risk and liquidity risk. Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment.

Risks of Foreign/Emerging Markets Investing. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund’s portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

Investments in emerging markets may present greater risk of loss than a typical foreign security investment. Because of the less developed markets and economics and less mature governments and governmental institutions, the risks of investing in foreign securities may be intensified in the case of investments in issuers organized, domiciled or doing business in emerging markets.

Geographic Concentration Risk. The Fund may be particularly susceptible to economic, political, regulatory or other events or conditions affecting companies and countries within the specific geographic regions in which the Fund invests. The Fund may be more volatile than a more geographically diversified fund.

High-Yield Securities Risk. The Fund’s investment in below-investment grade fixed-income securities (i.e., high-yield or junk bonds) exposes the Fund to a greater risk of loss than a fund that invests solely in investment grade securities.

Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. When interest rates rise, prices of fixed-income securities generally fall. In general, the longer the maturity or duration of a fixed-income security, the greater its sensitivity to changes in interest rates. Interest rate changes also may increase prepayments of debt obligations.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

Liquidity Risk. Liquidity risk is the risk associated with a lack of marketability of securities which may make it difficult or impossible to sell the security at desirable prices in order to minimize loss. The Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity.

Market Risk. The market value of securities may fall, fail to rise, or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole.

Non-Diversification Risk. Compared with a “diversified” fund, the Fund may invest a greater percentage of its assets in the securities of a single issuer. A decline in the value of that investment could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

Prepayment and Extension Risk. Prepayment and extension risk is the risk that a loan, bond or other security might be called or otherwise converted, prepaid or redeemed before maturity, and the portfolio managers may not be able to invest the proceeds in securities or loans providing as high a level of income, resulting in a reduced yield to the Fund. As interest rates rise or spreads widen, the likelihood of prepayment decreases. The portfolio managers may be unable to capitalize on securities with higher interest rates or wider spreads because the Fund’s investments are locked in at a lower rate for a longer period of time.

Sector Risk. Investments that are concentrated in a particular issuer, geographic region industry or sector will be more susceptible to changes in price. The more a fund diversifies its investments, the more it spreads risk and potentially reduces the risks of loss and volatility.

Sovereign Debt Risk. A sovereign debtor’s willingness or ability to repay principal and pay interest in a timely manner may be affected by a variety of factors, including its cash flow situation, the extent of its reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor’s policy toward international lenders, and the political constraints to which a sovereign debtor may be subject. Sovereign debt risk is increased for emerging market issuers.

PAST PERFORMANCE

Class Z shares have not had one full calendar year of performance as of the date of this prospectus and therefore performance is not yet available. The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, for the Fund’s Class A shares (which are not offered in this prospectus), respectively:

• how the Fund’s Class A performance has varied for each full calendar year shown on the bar chart; and

• how the Fund’s Class A average annual total returns compare to recognized measures of market performance shown on the table.

The sales charge for Class A shares is not reflected in the bar chart or the table. Class Z shares are not subject to a sales charge. If the Class A sales charge was reflected, returns would be lower than those shown.

How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.

After-tax returns are shown for Class A shares. After-tax returns for Class Z shares will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.

CLASS A ANNUAL TOTAL RETURNS (WITHOUT SALES CHARGE)

(calendar year)
During the periods shown: • Highest return for a calendar quarter was +8.01% (quarter ended Sept. 30, 2010) • Lowest return for a calendar quarter was -4.55% (quarter ended Sept. 30, 2008)
Average Annual Total Returns (without sales charge) (for periods ended Dec. 31, 2010)
Average Annual Total Returns - Columbia Global Bond Fund (Class Z Shares) Class Z Shares	Column	Label		Index No Deduction for Fees, Expenses, Taxes [Text]	1 year	5 years	10 years
Columbia Global Bond Fund before Taxes Columbia Global Bond Fund - Class A	Columbia Global Bond Fund:	Class A before taxes	[1]		6.37%	6.26%	6.34%
Columbia Global Bond Fund after taxes on distributions Columbia Global Bond Fund - Class A	Columbia Global Bond Fund:	Class A after taxes on distributions	[1]		5.05%	4.82%	4.89%
Columbia Global Bond Fund after taxes on distributions and redemption of fund shares Columbia Global Bond Fund - Class A	Columbia Global Bond Fund:	Class A after taxes on distributions and redemption of fund shares	[1]		4.13%	4.51%	4.61%
Barclays Capital Global Aggregate Index		Barclays Capital Global Aggregate Index		(reflects no deduction for fees, expenses or taxes)	5.54%	6.66%	6.74%
Lipper Global Income Funds Index		Lipper Global Income Funds Index		(reflects no deduction for fees or taxes)	8.01%	6.24%	6.44%
[1]	The returns shown are for Class A shares without the applicable front-end sales charge. Class Z shares, which are sold without a sales charge, would have substantially similar annual returns as Class A shares because the classes of shares invest in the same portfolio of securities and would differ only to the extent that the classes do not have the same expenses. Class A share returns have not been adjusted to reflect differences in class-related expenses. If differences in class-related expenses were reflected (i.e., if expenses of Class Z shares were reflected in the Class A share returns), the returns shown for Class A shares for all periods would be higher.

Fund performance information prior to March 7, 2011 represents that of the Fund as a series of RiverSource Global Series, Inc., a Minnesota corporation. The Fund was reorganized into a series of Columbia Funds Series Trust II, a Massachusetts business trust, on that date.

Columbia Global Equity Fund | Class A, B, C, I, R, R4, R5 and W
Summary of the Fund
INVESTMENT OBJECTIVE
Columbia Global Equity Fund (the Fund) seeks to provide shareholders with long-term capital growth.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your immediate family (that share the same mailing address) agree to invest in the future at least $50,000 in any of the Columbia, Columbia Acorn or RiverSource funds (including the Seligman and Threadneedle branded funds) (the Fund Family). More information about these and other discounts is available from your financial intermediary and under “Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions” on page S.23 of this prospectus and on page D.1 of Appendix D in the Fund’s Statement of Additional Information (SAI).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Columbia Global Equity Fund (Class A, B, C, I, R, R4, R5 and W Shares) Columbia Global Equity Fund Class A, B, C, I, R, R4, R5 and W	Columbia Global Equity Fund - Class A	Columbia Global Equity Fund - Class B	Columbia Global Equity Fund - Class C	Columbia Global Equity Fund - Class I	Columbia Global Equity Fund - Class R	Columbia Global Equity Fund - Class R4	Columbia Global Equity Fund - Class R5	Columbia Global Equity Fund - Class W
Shareholder Fees Column [Text]	Class A	Class B	Class C	Class I	Class R	Class R4	Class R5	Class W
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none	none	none	none	none	none	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	1.00%	5.00%	1.00%	none	none	none	none	none

Annual Fund Operating Expenses - Columbia Global Equity Fund (Class A, B, C, I, R, R4, R5 and W Shares) Columbia Global Equity Fund		Class A, B, C, I, R, R4, R5 and W	Class A, B, C, I, R, R4, R5 and W Columbia Global Equity Fund - Class A	Class A, B, C, I, R, R4, R5 and W Columbia Global Equity Fund - Class B	Class A, B, C, I, R, R4, R5 and W Columbia Global Equity Fund - Class C	Class A, B, C, I, R, R4, R5 and W Columbia Global Equity Fund - Class I	Class A, B, C, I, R, R4, R5 and W Columbia Global Equity Fund - Class R	Class A, B, C, I, R, R4, R5 and W Columbia Global Equity Fund - Class R4	Class A, B, C, I, R, R4, R5 and W Columbia Global Equity Fund - Class R5	Class A, B, C, I, R, R4, R5 and W Columbia Global Equity Fund - Class W
Operating Expenses Caption [Text]	[1]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses Column [Text]			Class A	Class B	Class C	Class I	Class R	Class R4	Class R5	Class W
Management fees	[2]		0.75%	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%
Distribution and/or service (12b-1) fees			0.25%	1.00%	1.00%	none	0.50%	none	none	0.25%
Other expenses			0.45%	0.45%	0.45%	0.16%	0.45%	0.46%	0.21%	0.45%
Total annual fund operating expenses			1.45%	2.20%	2.20%	0.91%	1.70%	1.21%	0.96%	1.45%
Less: Fee waiver/expense reimbursement	[3]		(0.13%)	(0.13%)	(0.13%)	(0.04%)	(0.13%)	(0.04%)	(0.04%)	(0.13%)
Total annual fund operating expenses after fee waiver/expense reimbursement	[3]		1.32%	2.07%	2.07%	0.87%	1.57%	1.17%	0.92%	1.32%
[1]	The expense ratios have been adjusted to reflect current fees.
[2]	In September 2010, the Fund's Board approved an amended investment management services agreement, which, if approved by Fund shareholders at a meeting expected to be held in the first half of 2011, would have the effect of eliminating the Fund's performance incentive adjustment to the management fee.
[3]	The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until Dec. 31, 2011, unless sooner terminated at the sole discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any), before giving effect to any performance incentive adjustment (that decreased the management fee by 0.04% for the most recent fiscal year), will not exceed 1.36% for Class A, 2.11% for Class B, 2.11% for Class C, 0.91% for Class I, 1.61% for Class R, 1.21% for Class R4, 0.96% for Class R5 and 1.36% for Class W.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Columbia Global Equity Fund (Class A, B, C, I, R, R4, R5 and W Shares) Columbia Global Equity Fund Class A, B, C, I, R, R4, R5 and W (USD $)	Expense Example, By Year, Column [Text]	1 year	3 years	5 years	10 years
Columbia Global Equity Fund - Class A	Class A (whether or not shares are redeemed)	702	996	1,311	2,205
Columbia Global Equity Fund - Class B	Class B (if shares are redeemed)	710	976	1,369	2,338
Columbia Global Equity Fund - Class C	Class C (if shares are redeemed)	310	676	1,169	2,528
Columbia Global Equity Fund - Class I	Class I (whether or not shares are redeemed)	89	286	501	1,120
Columbia Global Equity Fund - Class R	Class R (whether or not shares are redeemed)	160	523	912	2,003
Columbia Global Equity Fund - Class R4	Class R4 (whether or not shares are redeemed)	119	380	662	1,467
Columbia Global Equity Fund - Class R5	Class R5 (whether or not shares are redeemed)	94	302	528	1,179
Columbia Global Equity Fund - Class W	Class W (whether or not shares are redeemed)	134	446	781	1,729

Expense Example, No Redemption - Columbia Global Equity Fund (Class A, B, C, I, R, R4, R5 and W Shares) Columbia Global Equity Fund Class A, B, C, I, R, R4, R5 and W (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 year	3 years	5 years	10 years
Columbia Global Equity Fund - Class B	Class B (if shares are not redeemed)	210	676	1,169	2,338
Columbia Global Equity Fund - Class C	Class C (if shares are not redeemed)	210	676	1,169	2,528

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 54% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal market conditions, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) will be invested in equity securities, including securities of companies located in developed and emerging countries. These equity securities generally include common stocks. The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy.

Under normal market conditions, the Fund generally will invest at least 40% of its net assets in companies that maintain their principal place of business or conduct their principal business activities outside the U.S., have their securities traded on non-U.S. exchanges or have been formed under the laws of non-U.S. countries. The Fund’s subadviser may reduce this 40% minimum investment amount to 30% if it believes that market conditions for these securities or specific foreign markets are unfavorable. The Fund considers a company to conduct its principal business activities outside the U.S. if it derives at least 50% of its revenue from business outside the U.S. or had at least 50% of its assets outside the U.S.

The Fund can invest in securities of any size, including mid-capitalization companies.

The Fund will normally have exposure to foreign currencies. The portfolio management team closely monitors the Fund’s exposure to foreign currency. From time to time the team may use derivative instruments such as forward foreign currency contracts in an effort to produce incremental earnings or to hedge against currency fluctuations.

PRINCIPAL RISKS OF INVESTING IN THE FUND

This Fund is designed for long-term investors with above-average risk tolerance. Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Derivatives Risk - Forward Foreign Currency Contracts. The Fund may enter into forward foreign currency contracts, which are types of derivative contracts, whereby the Fund may buy or sell a country’s currency at a specific price on a specific date, usually 30, 60, or 90 days in the future for a specific exchange rate on a given date. These contracts, however, may fall in value due to foreign market downswings or foreign currency value fluctuations. The Fund may enter in to forward foreign currency contracts for risk management (hedging) or investment purposes. The Fund’s hedging strategy may be unable to achieve its objectives and may limit any potential gain that might result from an increase in the value of the currency. Unanticipated changes in the currency markets could result in reduced performance for the Fund. Cash or securities designated in an amount equal to the value of the Fund’s forward foreign currency contracts may limit the Fund’s investment flexibility. The Fund may incur a loss when engaging in offsetting transactions at, or prior to, maturity of a forward foreign currency contract. The Fund may also incur currency conversion costs when converting foreign currencies into U.S. dollars.

Risks of Foreign/Emerging Markets Investing. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund’s portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

Investments in emerging markets may present greater risk of loss than a typical foreign security investment. Because of the less developed markets and economics and less mature governments and governmental institutions, the risks of investing in foreign securities may be intensified in the case of investments in issuers organized, domiciled or doing business in emerging markets.

Geographic Concentration Risk. The Fund may be particularly susceptible to economic, political, regulatory or other events or conditions affecting companies and countries within the specific geographic regions in which the Fund invests. The Fund may be more volatile than a more geographically diversified fund.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

Market Risk. The market value of securities may fall, fail to rise, or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole.

Mid-Sized Company Risk. Investments in mid-sized companies often involve greater risks than investments in larger, more established companies, including less predictable earnings and lack of experienced management, financial resources, product diversification and competitive strengths.

PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

• how the Fund’s Class A performance has varied for each full calendar year shown on the bar chart; and

• how the Fund’s average annual total returns compare to recognized measures of market performance shown on the table.

How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.

Class A share information is shown in the bar chart; the sales charge for Class A shares is not reflected in the bar chart. If the sales charge was reflected, returns would be lower than those shown.

After-tax returns are shown only for Class A shares. After-tax returns for the other classes will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.

CLASS A ANNUAL TOTAL RETURNS (WITHOUT SALES CHARGE)

(calendar year)
During the periods shown: • Highest return for a calendar quarter was +17.75% (quarter ended June 30, 2009) • Lowest return for a calendar quarter was -19.76% (quarter ended Dec. 31, 2008)
Average Annual Total Returns (after applicable sales charges) (for periods ended Dec. 31, 2010)
Average Annual Total Returns - Columbia Global Equity Fund (Class A, B, C, I, R, R4, R5 and W Shares) Class A, B, C, I, R, R4, R5 and W	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 year	5 years	10 years	Since Inception	Inception Date
Columbia Global Equity Fund before Taxes Columbia Global Equity Fund - Class A	Columbia Global Equity Fund:	Class A before taxes		7.03%	1.62%	1.05%
Columbia Global Equity Fund before Taxes Columbia Global Equity Fund - Class B	Columbia Global Equity Fund:	Class B before taxes		7.85%	1.68%	0.86%
Columbia Global Equity Fund before Taxes Columbia Global Equity Fund - Class C	Columbia Global Equity Fund:	Class C before taxes		11.84%	2.05%	0.85%
Columbia Global Equity Fund before Taxes Columbia Global Equity Fund - Class I	Columbia Global Equity Fund:	Class I before taxes		14.00%			1.29%	Aug 1, 2008
Columbia Global Equity Fund before Taxes Columbia Global Equity Fund - Class R	Columbia Global Equity Fund:	Class R before taxes		14.02%			(0.59%)	Dec 11, 2006
Columbia Global Equity Fund before Taxes Columbia Global Equity Fund - Class R4	Columbia Global Equity Fund:	Class R4 before taxes		13.77%	3.03%	1.84%
Columbia Global Equity Fund before Taxes Columbia Global Equity Fund - Class R5	Columbia Global Equity Fund:	Class R5 before taxes		14.15%			(0.11%)	Dec 11, 2006
Columbia Global Equity Fund before Taxes Columbia Global Equity Fund - Class W	Columbia Global Equity Fund:	Class W before taxes		13.55%			(0.33%)	Dec 1, 2006
Columbia Global Equity Fund after taxes on distributions Columbia Global Equity Fund - Class A	Columbia Global Equity Fund:	Class A after taxes on distributions		7.11%	1.41%	0.92%
Columbia Global Equity Fund after taxes on distributions and redemption of fund shares Columbia Global Equity Fund - Class A	Columbia Global Equity Fund:	Class A after taxes on distributions and redemption of fund shares		4.77%	1.27%	0.82%
MSCI All Country World Index		MSCI All Country World Index	(reflects no deduction for fees, expenses or taxes)	13.21%	3.98%	3.69%
MSCI All Country World Index Since Inception, 2008-08-01							1.33%	Aug 1, 2008
MSCI All Country World Index Since Inception, 2006-12-11							0.31%	Dec 11, 2006
MSCI All Country World Index Since Inception, 2006-12-01							0.58%	Dec 1, 2006
Lipper Global Funds Index		Lipper Global Funds Index	(reflects no deduction for fees or taxes)	13.39%	3.47%	3.22%
Lipper Global Funds Index Since Inception, 2008-08-01							2.24%	Aug 1, 2008
Lipper Global Funds Index Since Inception, 2006-12-11							0.12%	Dec 11, 2006
Lipper Global Funds Index Since Inception, 2006-12-01							0.43%	Dec 1, 2006

Fund performance information prior to March 7, 2011 represents that of the Fund as a series of RiverSource Global Series, Inc., a Minnesota corporation. The Fund was reorganized into a series of Columbia Funds Series Trust II, a Massachusetts business trust, on that date.

Columbia Global Equity Fund | Class Z Shares
Summary of the Fund
INVESTMENT OBJECTIVE
Columbia Global Equity Fund (the Fund) seeks to provide shareholders with long-term capital growth.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold Class Z shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Columbia Global Equity Fund (Class Z Shares)	Columbia Global Equity Fund Class Z Shares Columbia Global Equity Fund - Class Z
Shareholder Fees Column [Text]	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Columbia Global Equity Fund (Class Z Shares)		Columbia Global Equity Fund Class Z Shares Columbia Global Equity Fund - Class Z
Operating Expenses Column [Text]		Class Z
Management fees	[1]	0.75%
Distribution and/or service (12b-1) fees		none
Other expenses	[2]	0.45%
Total annual fund operating expenses		1.20%
Less: Fee waiver/expense reimbursement	[3]	(0.13%)
Total annual fund operating expenses after fee waiver/expense reimbursement	[3]	1.07%
[1]	In September 2010, the Fund's Board approved an amended investment management services agreement, which, if approved by Fund shareholders at a meeting expected to be held in the first half of 2011, would have the effect of eliminating the Fund's performance incentive adjustment to the management fee.
[2]	Other expenses for Class Z are based on estimated amounts for the current fiscal year.
[3]	The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until Dec. 31, 2011, unless sooner terminated at the sole discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any), before giving effect to any performance incentive adjustment (that decreased the management fee by 0.04% for the most recent fiscal year), will not exceed 1.11% for Class Z.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Columbia Global Equity Fund (Class Z Shares) (USD $)	Expense Example, By Year, Column [Text]	1 year	3 years	5 years	10 years
Columbia Global Equity Fund Class Z Shares Columbia Global Equity Fund - Class Z	Class Z	109	368	648	1,448

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 54% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal market conditions, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) will be invested in equity securities, including securities of companies located in developed and emerging countries. These equity securities generally include common stocks. The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy.

Under normal market conditions, the Fund generally will invest at least 40% of its net assets in companies that maintain their principal place of business or conduct their principal business activities outside the U.S., have their securities traded on non-U.S. exchanges or have been formed under the laws of non-U.S. countries. The Fund’s subadviser may reduce this 40% minimum investment amount to 30% if it believes that market conditions for these securities or specific foreign markets are unfavorable. The Fund considers a company to conduct its principal business activities outside the U.S. if it derives at least 50% of its revenue from business outside the U.S. or had at least 50% of its assets outside the U.S.

The Fund can invest in securities of any size, including mid-capitalization companies.

The Fund will normally have exposure to foreign currencies. The portfolio management team closely monitors the Fund’s exposure to foreign currency. From time to time the team may use derivative instruments such as forward foreign currency contracts in an effort to produce incremental earnings or to hedge against currency fluctuations.

PRINCIPAL RISKS OF INVESTING IN THE FUND

This Fund is designed for long-term investors with above-average risk tolerance. Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Derivatives Risk - Forward Foreign Currency Contracts. The Fund may enter into forward foreign currency contracts, which are types of derivative contracts, whereby the Fund may buy or sell a country’s currency at a specific price on a specific date, usually 30, 60, or 90 days in the future for a specific exchange rate on a given date. These contracts, however, may fall in value due to foreign market downswings or foreign currency value fluctuations. The Fund may enter into forward foreign currency contracts for risk management (hedging) or investment purposes. The Fund’s hedging strategy may be unable to achieve its objectives and may limit any potential gain that might result from an increase in the value of the currency. Unanticipated changes in the currency markets could result in reduced performance for the Fund. Cash or securities designated in an amount equal to the value of the Fund’s forward foreign currency contracts may limit the Fund’s investment flexibility. The Fund may incur a loss when engaging in offsetting transactions at, or prior to, maturity of a forward foreign currency contract. The Fund may also incur currency conversion costs when converting foreign currencies into U.S. dollars.

Risks of Foreign/Emerging Markets Investing. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund’s portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

Investments in emerging markets may present greater risk of loss than a typical foreign security investment. Because of the less developed markets and economics and less mature governments and governmental institutions, the risks of investing in foreign securities may be intensified in the case of investments in issuers organized, domiciled or doing business in emerging markets.

Geographic Concentration Risk. The Fund may be particularly susceptible to economic, political, regulatory or other events or conditions affecting companies and countries within the specific geographic regions in which the Fund invests. The Fund may be more volatile than a more geographically diversified fund.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

Market Risk. The market value of securities may fall, fail to rise, or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole.

Mid-Sized Company Risk. Investments in mid-sized companies often involve greater risks than investments in larger, more established companies, including less predictable earnings and lack of experienced management, financial resources, product diversification and competitive strengths.

PAST PERFORMANCE

Class Z shares have not had one full calendar year of performance as of the date of this prospectus and therefore performance is not yet available. The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, for the Fund’s Class A shares (which are not offered in this prospectus), respectively:

• how the Fund’s Class A performance has varied for each full calendar year shown on the bar chart; and

• how the Fund’s Class A average annual total returns compare to recognized measures of market performance shown on the table.

The sales charge for Class A shares is not reflected in the bar chart or the table. Class Z shares are not subject to a sales charge. If the Class A sales charge was reflected, returns would be lower than those shown.

How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.

After-tax returns are shown for Class A shares. After-tax returns for Class Z shares will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.

CLASS A ANNUAL TOTAL RETURNS (WITHOUT SALES CHARGE)

(calendar year)
During the periods shown: • Highest return for a calendar quarter was +17.75% (quarter ended June 30, 2009) • Lowest return for a calendar quarter was -19.76% (quarter ended Dec. 31, 2008)
Average Annual Total Returns (without sales charge) (for periods ended Dec. 31, 2010)
Average Annual Total Returns - Columbia Global Equity Fund (Class Z Shares) Class Z Shares	Column	Label		Index No Deduction for Fees, Expenses, Taxes [Text]	1 year	5 years	10 years
Columbia Global Equity Fund before Taxes Columbia Global Equity Fund - Class A	Columbia Global Equity Fund:	Class A before taxes	[1]		13.55%	2.83%	1.65%
Columbia Global Equity Fund after taxes on distributions Columbia Global Equity Fund - Class A	Columbia Global Equity Fund:	Class A after taxes on distributions	[1]		13.64%	2.62%	1.52%
Columbia Global Equity Fund after taxes on distributions and redemption of fund shares Columbia Global Equity Fund - Class A	Columbia Global Equity Fund:	Class A after taxes on distributions and redemption of fund shares	[1]		9.02%	2.31%	1.34%
MSCI All Country World Index		MSCI All Country World Index		(reflects no deduction for fees, expenses or taxes)	13.21%	3.98%	3.69%
Lipper Global Funds Index		Lipper Global Funds Index		(reflects no deduction for fees or taxes)	13.39%	3.47%	3.22%
[1]	The returns shown are for Class A shares without the applicable front-end sales charge. Class Z shares, which are sold without a sales charge, would have substantially similar annual returns as Class A shares because the classes of shares invest in the same portfolio of securities and would differ only to the extent that the classes do not have the same expenses. Class A share returns have not been adjusted to reflect differences in class-related expenses. If differences in class-related expenses were reflected (i.e., if expenses of Class Z shares were reflected in the Class A share returns), the returns shown for Class A shares for all periods would be higher.

Fund performance information prior to March 7, 2011 represents that of the Fund as a series of RiverSource Global Series, Inc., a Minnesota corporation. The Fund was reorganized into a series of Columbia Funds Series Trust II, a Massachusetts business trust, on that date.

Columbia Global Extended Alpha Fund | Class A, B, C, I, R and R4 Shares
Summary of the Fund
INVESTMENT OBJECTIVE
Columbia Global Extended Alpha Fund (the Fund) seeks to provide shareholders with long-term capital growth.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your immediate family (that share the same mailing address) agree to invest in the future at least $50,000 in any of the Columbia, Columbia Acorn or RiverSource funds (including the Seligman and Threadneedle branded funds) (the Fund Family). More information about these and other discounts is available from your financial intermediary and under “Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions” on page S.23 of this prospectus and on page D.1 of Appendix D in the Fund’s Statement of Additional Information (SAI).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Columbia Global Extended Alpha Fund (Class A, B, C, I, R and R4 Shares) Columbia Global Extended Alpha Fund Class A, B, C, I, R and R4 Shares	Columbia Global Extended Alpha Fund - Class A	Columbia Global Extended Alpha Fund - Class B	Columbia Global Extended Alpha Fund - Class C	Columbia Global Extended Alpha Fund - Class I	Columbia Global Extended Alpha Fund - Class R	Columbia Global Extended Alpha Fund - Class R4
Shareholder Fees Column [Text]	Class A	Class B	Class C	Class I	Class R	Class R4
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none	none	none	none	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	1.00%	5.00%	1.00%	none	none	none

Annual Fund Operating Expenses - Columbia Global Extended Alpha Fund (Class A, B, C, I, R and R4 Shares) Columbia Global Extended Alpha Fund		Class A, B, C, I, R and R4 Shares	Class A, B, C, I, R and R4 Shares Columbia Global Extended Alpha Fund - Class A	Class A, B, C, I, R and R4 Shares Columbia Global Extended Alpha Fund - Class B	Class A, B, C, I, R and R4 Shares Columbia Global Extended Alpha Fund - Class C	Class A, B, C, I, R and R4 Shares Columbia Global Extended Alpha Fund - Class I	Class A, B, C, I, R and R4 Shares Columbia Global Extended Alpha Fund - Class R	Class A, B, C, I, R and R4 Shares Columbia Global Extended Alpha Fund - Class R4
Operating Expenses Caption [Text]	[1]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses Column [Text]			Class A	Class B	Class C	Class I	Class R	Class R4
Management fees	[2]		1.12%	1.12%	1.12%	1.12%	1.12%	1.12%
Distribution and/or service (12b-1) fees			0.25%	1.00%	1.00%	none	0.50%	none
Other expenses			2.30%	2.30%	2.30%	2.15%	2.30%	2.45%
Total annual fund operating expenses			3.67%	4.42%	4.42%	3.27%	3.92%	3.57%
Less: Fee waiver/expense reimbursement	[3]		(2.05%)	(2.05%)	(2.05%)	(2.02%)	(2.05%)	(2.02%)
Total annual fund operating expenses after fee waiver/expense reimbursement	[3]		1.62%	2.37%	2.37%	1.25%	1.87%	1.55%
[1]	The expense ratios have been adjusted to reflect current fees.
[2]	In September 2010, the Fund's Board approved an amended investment management services agreement, which, if approved by Fund shareholders at a meeting expected to be held in the first half of 2011, would have the effect of eliminating the Fund's performance incentive adjustment to the management fee.
[3]	The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until Dec. 31, 2011, unless sooner terminated at the sole discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any), before giving effect to any performance incentive adjustment (that increased the management fee by 0.07% for the most recent fiscal year), will not exceed 1.55% for Class A, 2.30% for Class B, 2.30% for Class C, 1.18% for Class I, 1.80% for Class R and 1.48% for Class R4.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Columbia Global Extended Alpha Fund (Class A, B, C, I, R and R4 Shares) Columbia Global Extended Alpha Fund Class A, B, C, I, R and R4 Shares (USD $)	Expense Example, By Year, Column [Text]	1 year	3 years	5 years	10 years
Columbia Global Extended Alpha Fund - Class A	Class A (whether or not shares are redeemed)	730	1,455	2,200	4,151
Columbia Global Extended Alpha Fund - Class B	Class B (if shares are redeemed)	740	1,453	2,276	4,277
Columbia Global Extended Alpha Fund - Class C	Class C (if shares are redeemed)	340	1,153	2,076	4,433
Columbia Global Extended Alpha Fund - Class I	Class I (whether or not shares are redeemed)	127	818	1,533	3,433
Columbia Global Extended Alpha Fund - Class R	Class R (whether or not shares are redeemed)	190	1,008	1,843	4,013
Columbia Global Extended Alpha Fund - Class R4	Class R4 (whether or not shares are redeemed)	158	907	1,679	3,707

Expense Example, No Redemption - Columbia Global Extended Alpha Fund (Class A, B, C, I, R and R4 Shares) Columbia Global Extended Alpha Fund Class A, B, C, I, R and R4 Shares (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 year	3 years	5 years	10 years
Columbia Global Extended Alpha Fund - Class B	Class B (if shares are not redeemed)	240	1,153	2,076	4,277
Columbia Global Extended Alpha Fund - Class C	Class C (if shares are not redeemed)	240	1,153	2,076	4,433

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 128% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal market conditions, the Fund will invest primarily in equity securities, including at least 40% of its net assets in companies that maintain their principal place of business or conduct their principal business activities outside the U.S., have their securities traded on non-U.S. exchanges or have been formed under the laws of non-U.S. countries. The Fund’s subadviser may reduce this 40% minimum investment amount to 30% if it believes that market conditions for these securities or specific foreign markets are unfavorable. The Fund considers a company to conduct its principal business activities outside the U.S. if it derives at least 50% of its revenue from business outside the U.S. or had at least 50% of its assets outside the U.S. The Fund may invest in equity securities of companies located in developed and emerging markets. The Fund will hold both long and short positions. A long position is an ordinary purchase of a security. When the Fund takes a short position, it sells a security that it has borrowed in anticipation of a decline in the price of the security. The subadviser is able to invest the proceeds from its short positions in additional long positions, ‘extending’ the equity exposure of the Fund in an effort to achieve an enhanced level of ‘alpha.’ Alpha represents how much the Fund’s return is attributable to the subadviser’s ability to deliver above-average returns, adjusted for risk. To complete a short sale transaction, the Fund buys back the same security in the market and returns it to the lender.

If the price of the security falls sufficiently, the Fund will make money. If it instead increases in price, the Fund will lose money. Both long and short positions may be obtained through buying or selling individual securities or creating similar long or short exposure through the use of derivative instruments.

The Fund expects to maintain an approximate net long asset exposure to the equity market (long market exposure minus short market exposure) between 90% and 105%, targeting 110% to 140% gross long exposure and 10% to 40% gross short exposure. Actual exposure will vary over time based on factors such as market movements and the portfolio management team’s assessment of market conditions and may result in the Fund not taking short positions from time to time.

In addition to individual stocks, the portfolio management team may use exchange traded funds (ETFs), and certain derivative instruments, including portfolio and equity swaps, futures, options and forward contracts. These instruments may be used by the Fund to obtain additional long or short exposure to a security (or basket of securities) or to hedge existing long or short positions.

Columbia Management Investment Advisers, LLC (the investment manager) is responsible for oversight of the Fund’s subadviser, Threadneedle International Limited (Threadneedle), an indirect wholly-owned subsidiary of Ameriprise Financial, Inc., the parent company of the investment manager. In pursuit of the Fund’s objective, Threadneedle seeks to identify securities that offer the greatest promise for outperformance (long positions) and securities with the greatest promise for underperformance (short positions).

In addition to selling securities short that Threadneedle believes have the greatest promise for underperformance, Threadneedle may also establish short positions in an effort to mitigate potential additional risks introduced through the selection of the Fund’s active long and short positions.

The Fund will normally have exposure to foreign currencies. The portfolio management team closely monitors the Fund’s exposure to foreign currency. From time to time the team may hold foreign currencies, or use forward currency transactions or other derivative instruments to hedge against currency fluctuations.

PRINCIPAL RISKS OF INVESTING IN THE FUND

This Fund is designed for long-term investors with above-average risk tolerance. Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives. A fund that takes both long and short positions presents increased risk.

Counterparty Risk. Counterparty credit risk is the risk that a Fund’s counterparty becomes bankrupt or otherwise fails to perform its obligations, and the Fund may obtain no or only limited recovery of its investments, and any recovery may be significantly delayed.

Derivatives Risk. The Fund’s use of derivatives involves risks different from, and possibly greater than, the risks associated with investing directly in the investments underlying the derivatives. Derivatives may be volatile and involve significant risk, such as, among other things, correlation risk, counterparty credit risk, hedging risk, leverage risk and liquidity risk. Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment.

ETF Risk. ETFs are subject to, among other risks, tracking risk and passive investment risk. In addition, shareholders bear both their proportionate share of the Fund’s expenses and similar expenses incurred through the Fund’s ownership of the ETF.

Risks of Foreign/Emerging Markets Investing. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund’s portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

Investments in emerging markets may present greater risk of loss than a typical foreign security investment. Because of the less developed markets and economics and less mature governments and governmental institutions, the risks of investing in foreign securities may be intensified in the case of investments in issuers organized, domiciled or doing business in emerging markets.

Geographic Concentration Risk. The Fund may be particularly susceptible to economic, political, regulatory or other events or conditions affecting companies and countries within the specific geographic regions in which the Fund invests. The Fund may be more volatile than a more geographically diversified fund.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

Leverage Risk. Leverage occurs when the Fund increases its assets available for investment using borrowings, short sales, derivatives, or other instruments or techniques. The use of leverage creates greater likelihood of higher volatility of the Fund’s return and its net asset value. Changes in the value of the Fund’s portfolio securities will have a disproportionate effect on the net asset value per share when leverage is used. There is no guarantee that a leveraging strategy will be successful.

Market Risk. The market value of securities may fall, fail to rise, or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. These risks are generally greater for small and mid-sized companies.

Short Selling Risk. The Fund may make short sales, which involves selling a security the Fund does not own in anticipation that the security’s price will decline. Short positions introduce more risk to the Fund than long positions (where the Fund owns security) because the maximum sustainable loss on a security purchased (held long) is limited to the amount paid for the security plus the transaction costs, whereas there is no maximum price of the shorted security when purchased in the open market. Therefore, in theory, securities sold short have unlimited risk. The Fund’s use of short sales in effect “leverages” the Fund, as the Fund may use the cash proceeds from short sales to invest in additional long positions. Leverage potentially exposes the Fund to greater risks of loss due to unanticipated market movements, which may magnify losses and increase the volatility of returns. In addition, the Fund will incur additional expenses by engaging in short sales in the form of transaction costs, and interest and dividend expenses paid to the lender of the security.

Small and Mid-Sized Company Risk. Investments in small and medium size companies often involve greater risks than investments in larger, more established companies, including less predictable earnings and lack of experienced management, financial resources, product diversification and competitive strengths.

PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

• how the Fund’s Class A performance has varied for each full calendar year shown on the bar chart; and

• how the Fund’s average annual total returns compare to recognized measures of market performance shown on the table.

How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.

Class A share information is shown in the bar chart; the sales charge for Class A shares is not reflected in the bar chart. If the sales charge was reflected, returns would be lower than those shown.

After-tax returns are shown only for Class A shares. After-tax returns for the other classes will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.

CLASS A ANNUAL TOTAL RETURNS (WITHOUT SALES CHARGE)

(calendar year)
During the periods shown: • Highest return for a calendar quarter was +18.94% (quarter ended June 30, 2009) • Lowest return for a calendar quarter was -10.93% (quarter ended June 30, 2010)
Average Annual Total Returns (after applicable sales charges) (for periods ended Dec. 31, 2010)
Average Annual Total Returns - Columbia Global Extended Alpha Fund (Class A, B, C, I, R and R4 Shares) Class A, B, C, I, R and R4 Shares	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 year	Since Inception	Inception Date
Columbia Global Extended Alpha Fund before Taxes Columbia Global Extended Alpha Fund - Class A	Columbia Global Extended Alpha Fund:	Class A before taxes		10.64%	1.96%	Aug 1, 2008
Columbia Global Extended Alpha Fund before Taxes Columbia Global Extended Alpha Fund - Class B	Columbia Global Extended Alpha Fund:	Class B before taxes		11.48%	2.49%	Aug 1, 2008
Columbia Global Extended Alpha Fund before Taxes Columbia Global Extended Alpha Fund - Class C	Columbia Global Extended Alpha Fund:	Class C before taxes		15.51%	3.70%	Aug 1, 2008
Columbia Global Extended Alpha Fund before Taxes Columbia Global Extended Alpha Fund - Class I	Columbia Global Extended Alpha Fund:	Class I before taxes		17.80%	4.82%	Aug 1, 2008
Columbia Global Extended Alpha Fund before Taxes Columbia Global Extended Alpha Fund - Class R	Columbia Global Extended Alpha Fund:	Class R before taxes		16.92%	4.06%	Aug 1, 2008
Columbia Global Extended Alpha Fund before Taxes Columbia Global Extended Alpha Fund - Class R4	Columbia Global Extended Alpha Fund:	Class R4 before taxes		17.43%	4.57%	Aug 1, 2008
Columbia Global Extended Alpha Fund after taxes on distributions Columbia Global Extended Alpha Fund - Class A	Columbia Global Extended Alpha Fund:	Class A after taxes on distributions		10.39%	1.49%	Aug 1, 2008
Columbia Global Extended Alpha Fund after taxes on distributions and redemption of fund shares Columbia Global Extended Alpha Fund - Class A	Columbia Global Extended Alpha Fund:	Class A after taxes on distributions and redemption of fund shares		7.37%	1.45%	Aug 1, 2008
Morgan Stanley Capital International (MSCI) All Country World Index		Morgan Stanley Capital International (MSCI) All Country World Index	(reflects no deduction for fees, expenses or taxes)	13.21%
Morgan Stanley Capital International (MSCI) All Country World Index Since Inception, 2008-08-01					1.33%	Aug 1, 2008

Fund performance information prior to March 7, 2011 represents that of the Fund as a series of RiverSource Global Series, Inc., a Minnesota corporation. The Fund was reorganized into a series of Columbia Funds Series Trust II, a Massachusetts business trust, on that date.

Columbia Global Extended Alpha Fund | Class Z Shares
Summary of the Fund
INVESTMENT OBJECTIVE
Columbia Global Extended Alpha Fund (the Fund) seeks to provide shareholders with long-term capital growth.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold Class Z shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Columbia Global Extended Alpha Fund (Class Z Shares)	Columbia Global Extended Alpha Fund Class Z Shares Columbia Global Extended Alpha Fund - Class Z
Shareholder Fees Column [Text]	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Columbia Global Extended Alpha Fund (Class Z Shares)		Columbia Global Extended Alpha Fund Class Z Shares Columbia Global Extended Alpha Fund - Class Z
Operating Expenses Column [Text]		Class Z
Management fees	[1]	1.12%
Distribution and/or service (12b-1) fees		none
Other expenses	[2]	2.30%
Total annual fund operating expenses		3.42%
Less: Fee waiver/expense reimbursement	[3]	(2.05%)
Total annual fund operating expenses after fee waiver/expense reimbursement	[3]	1.37%
[1]	In September 2010, the Fund's Board approved an amended investment management services agreement, which, if approved by Fund shareholders at a meeting expected to be held in the first half of 2011, would have the effect of eliminating the Fund's performance incentive adjustment to the management fee.
[2]	Other expenses for Class Z are based on estimated amounts for the current fiscal year.
[3]	The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until Dec. 31, 2011, unless sooner terminated at the sole discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any), before giving effect to any performance incentive adjustment (that increased the management fee by 0.07% for the most recent fiscal year), will not exceed 1.30% for Class Z.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Columbia Global Extended Alpha Fund (Class Z Shares) (USD $)	Expense Example, By Year, Column [Text]	1 year	3 years	5 years	10 years
Columbia Global Extended Alpha Fund Class Z Shares Columbia Global Extended Alpha Fund - Class Z	Class Z	139	860	1,604	3,569

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 128% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal market conditions, the Fund will invest primarily in equity securities, including at least 40% of its net assets in companies that maintain their principal place of business or conduct their principal business activities outside the U.S., have their securities traded on non-U.S. exchanges or have been formed under the laws of non-U.S. countries. The Fund’s subadviser may reduce this 40% minimum investment amount to 30% if it believes that market conditions for these securities or specific foreign markets are unfavorable. The Fund considers a company to conduct its principal business activities outside the U.S. if it derives at least 50% of its revenue from business outside the U.S. or had at least 50% of its assets outside the U.S. The Fund may invest in equity securities of companies located in developed and emerging markets. The Fund will hold both long and short positions. A long position is an ordinary purchase of a security. When the Fund takes a short position, it sells a security that it has borrowed in anticipation of a decline in the price of the security. The subadviser is able to invest the proceeds from its short positions in additional long positions, ‘extending’ the equity exposure of the Fund in an effort to achieve an enhanced level of ‘alpha.’ Alpha represents how much the Fund’s return is attributable to the subadviser’s ability to deliver above-average returns, adjusted for risk. To complete as short sale transaction, the Fund buys back the same security in the market and returns it to the lender.

If the price of the security falls sufficiently, the Fund will make money. If it instead increases in price, the Fund will lose money. Both long and short positions may be obtained through buying or selling individual securities or creating similar long or short exposure through the use of derivative instruments.

The Fund expects to maintain an approximate net long asset exposure to the equity market (long market exposure minus short market exposure) between 90% and 105%, targeting 110% to 140% gross long exposure and 10% to 40% gross short exposure. Actual exposure will vary over time based on factors such as market movements and the portfolio management team’s assessment of market conditions and may result in the Fund not taking short positions from time to time.

In addition to individual stocks, the portfolio management team may use exchange traded funds (ETFs), and certain derivative instruments, including portfolio and equity swaps, futures, options and forward contracts. These instruments may be used by the Fund to obtain additional long or short exposure to a security (or basket of securities) or to hedge existing long or short positions.

Columbia Management Investment Advisers, LLC (the investment manager) is responsible for oversight of the Fund’s subadviser, Threadneedle International Limited (Threadneedle), an indirect wholly-owned subsidiary of Ameriprise Financial, Inc., the parent company of the investment manager. In pursuit of the Fund’s objective, Threadneedle seeks to identify securities that offer the greatest promise for outperformance (long positions) and securities with the greatest promise for underperformance (short positions).

In addition to selling securities short that Threadneedle believes have the greatest promise for underperformance, Threadneedle may also establish short positions in an effort to mitigate potential additional risks introduced through the selection of the Fund’s active long and short positions.

The Fund will normally have exposure to foreign currencies. The portfolio management team closely monitors the Fund’s exposure to foreign currency. From time to time the team may hold foreign currencies, or use forward currency transactions or other derivative instruments to hedge against currency fluctuations.

PRINCIPAL RISKS OF INVESTING IN THE FUND

This Fund is designed for long-term investors with above-average risk tolerance. Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives. A fund that takes both long and short positions presents increased risk.

Counterparty Risk. Counterparty credit risk is the risk that a Fund’s counterparty becomes bankrupt or otherwise fails to perform its obligations, and the Fund may obtain no or only limited recovery of its investments, and any recovery may be significantly delayed.

Derivatives Risk. The Fund’s use of derivatives involves risks different from, and possibly greater than, the risks associated with investing directly in the investments underlying the derivatives. Derivatives may be volatile and involve significant risk, such as, among other things, correlation risk, counterparty credit risk, hedging risk, leverage risk and liquidity risk. Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment.

ETF Risk. ETFs are subject to, among other risks, tracking risk and passive investment risk. In addition, shareholders bear both their proportionate share of the Fund’s expenses and similar expenses incurred through the Fund’s ownership of the ETF.

Risks of Foreign/Emerging Markets Investing. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund’s portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

Investments in emerging markets may present greater risk of loss than a typical foreign security investment. Because of the less developed markets and economics and less mature governments and governmental institutions, the risks of investing in foreign securities may be intensified in the case of investments in issuers organized, domiciled or doing business in emerging markets.

Geographic Concentration Risk. The Fund may be particularly susceptible to economic, political, regulatory or other events or conditions affecting companies and countries within the specific geographic regions in which the Fund invests. The Fund may be more volatile than a more geographically diversified fund.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

Leverage Risk. Leverage occurs when the Fund increases its assets available for investment using borrowings, short sales, derivatives, or other instruments or techniques. The use of leverage creates greater likelihood of higher volatility of the Fund’s return and its net asset value. Changes in the value of the Fund’s portfolio securities will have a disproportionate effect on the net asset value per share when leverage is used. There is no guarantee that a leveraging strategy will be successful.

Market Risk. The market value of securities may fall, fail to rise, or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. These risks are generally greater for small and mid-sized companies.

Short Selling Risk. The Fund may make short sales, which involves selling a security the Fund does not own in anticipation that the security’s price will decline. Short positions introduce more risk to the Fund than long positions (where the Fund owns security) because the maximum sustainable loss on a security purchased (held long) is limited to the amount paid for the security plus the transaction costs, whereas there is no maximum price of the shorted security when purchased in the open market. Therefore, in theory, securities sold short have unlimited risk. The Fund’s use of short sales in effect “leverages” the Fund, as the Fund may use the cash proceeds from short sales to invest in additional long positions. Leverage potentially exposes the Fund to greater risks of loss due to unanticipated market movements, which may magnify losses and increase the volatility of returns. In addition, the Fund will incur additional expenses by engaging in short sales in the form of transaction costs, and interest and dividend expenses paid to the lender of the security.

Small and Mid-Sized Company Risk. Investments in small and medium size companies often involve greater risks than investments in larger, more established companies, including less predictable earnings and lack of experienced management, financial resources, product diversification and competitive strengths.

PAST PERFORMANCE

Class Z shares have not had one full calendar year of performance as of the date of this prospectus and therefore performance is not yet available. The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, for the Fund’s Class A shares (which are not offered in this prospectus), respectively:

• how the Fund’s Class A performance has varied for each full calendar year shown on the bar chart; and

• how the Fund’s Class A average annual total returns compare to recognized measures of market performance shown on the table.

The sales charge for Class A shares is not reflected in the bar chart or the table. Class Z shares are not subject to a sales charge. If the Class A sales charge was reflected, returns would be lower than those shown.

How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.

After-tax returns are shown for Class A shares. After-tax returns for Class Z shares will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.

CLASS A ANNUAL TOTAL RETURNS (WITHOUT SALES CHARGE)

(calendar year)
During the periods shown: • Highest return for a calendar quarter was +18.94% (quarter ended June 30, 2009) • Lowest return for a calendar quarter was -10.93% (quarter ended June 30, 2010)
Average Annual Total Returns (without sales charge) (for periods ended Dec. 31, 2010)
Average Annual Total Returns - Columbia Global Extended Alpha Fund (Class Z Shares) Class Z Shares	Column	Label		Index No Deduction for Fees, Expenses, Taxes [Text]	1 year	Since Inception	Inception Date
Columbia Global Extended Alpha Fund before Taxes Columbia Global Extended Alpha Fund - Class A	Columbia Global Extended Alpha Fund:	Class A before taxes	[1]		17.40%	4.49%	Aug 1, 2008
Columbia Global Extended Alpha Fund after taxes on distributions Columbia Global Extended Alpha Fund - Class A	Columbia Global Extended Alpha Fund:	Class A after taxes on distributions	[1]		17.13%	4.01%	Aug 1, 2008
Columbia Global Extended Alpha Fund after taxes on distributions and redemption of fund shares Columbia Global Extended Alpha Fund - Class A	Columbia Global Extended Alpha Fund:	Class A after taxes on distributions and redemption of fund shares	[1]		11.79%	3.61%	Aug 1, 2008
Morgan Stanley Capital International (MSCI) All Country World Index		Morgan Stanley Capital International (MSCI) All Country World Index		(reflects no deduction for fees, expenses or taxes)	13.21%
Morgan Stanley Capital International (MSCI) All Country World Index Since Inception, 2008-08-01						1.33%	Aug 1, 2008
[1]	The returns shown are for Class A shares without the applicable front-end sales charge. Class Z shares, which are sold without a sales charge, would have substantially similar annual returns as Class A shares because the classes of shares invest in the same portfolio of securities and would differ only to the extent that the classes do not have the same expenses. Class A share returns have not been adjusted to reflect differences in class-related expenses. If differences in class-related expenses were reflected (i.e., if expenses of Class Z shares were reflected in the Class A share returns), the returns shown for Class A shares for all periods would be higher.

Fund performance information prior to March 7, 2011 represents that of the Fund as a series of RiverSource Global Series, Inc., a Minnesota corporation. The Fund was reorganized into a series of Columbia Funds Series Trust II, a Massachusetts business trust, on that date.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Mar 7, 2011
Registrant Name	dei_EntityRegistrantName	Columbia Funds Series Trust II
Central Index Key	dei_EntityCentralIndexKey	0001352280
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar 8, 2011
Document Effective Date	dei_DocumentEffectiveDate	Mar 7, 2011
Prospectus Date	rr_ProspectusDate	Feb 18, 2011
Columbia Floating Rate Fund | Class A, B, C, I, R, R4, R5 and W
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary of the Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Columbia Floating Rate Fund (the Fund) seeks to provide shareholders with a high level of current income and,
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	as a secondary objective, preservation of capital.
FEES AND EXPENSES OF THE FUND	cfst1352280_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your immediate family (that share the same mailing address), agree to invest in the future, at least $50,000 in any of the Columbia, Columbia Acorn or RiverSource funds (including the Seligman and Threadneedle branded funds) (the Fund Family). More information about these and other discounts is available from your financial intermediary and under “Reductions/Waivers of Sales Charges — Front End Sales Charge Reductions” on page S.23 of this prospectus and on page D.1 of Appendix D in the Fund’s Statement of Additional Information (SAI).
Expense Breakpoint Discounts	cfst1352280_ExpenseBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your immediate family (that share the same mailing address), agree to invest in the future, at least $50,000 in any of the Columbia, Columbia Acorn or RiverSource funds (including the Seligman and Threadneedle branded funds) (the Fund Family). More information about these and other discounts is available from your financial intermediary and under “Reductions/Waivers of Sales Charges — Front End Sales Charge Reductions” on page S.23 of this prospectus and on page D.1 of Appendix D in the Fund’s Statement of Additional Information (SAI).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Sept. 30, 2011
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	cfst1352280_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 68% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	68.00%
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, at least 80% of the Fund’s net assets will be invested in floating rate loans and other floating rate debt securities. These debt obligations will generally be rated non-investment grade by recognized rating agencies (similar to “junk bonds”) or, if unrated, be considered by the investment manager, Columbia Management Investment Advisers, LLC, to be of comparable quality. Up to 25% of the Fund’s net assets may be invested in foreign investments. The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy.

Floating rate loans are debt obligations of companies and other similar entities that have interest rates that adjust or “float” periodically (normally on a daily, monthly, quarterly or semiannual basis by reference to a base lending rate (such as LIBOR (London Interbank Offered Rate)) plus a premium). Floating rate loans are typically structured and administered by a financial institution that acts as the agent of the lenders participating in the floating rate loan. The Fund may acquire loans directly through the agent or from another holder of the loan by assignment. They are generally valued on a daily basis by independent pricing services.

The Fund normally invests in senior secured floating rate loans. Senior secured floating rate loans ordinarily are secured by specific collateral or assets of the borrower so that holders of the loans will have a claim on those assets senior to the claim of certain other parties in the event of default or bankruptcy by the borrower. These loans usually are senior in rank to other securities issued by the borrower (such as common stock or other debt instruments). The proceeds of the loan primarily are used by the borrower to finance leveraged buy-outs, recapitalizations, dividends to sponsors, mergers and acquisitions, and, to a lesser extent, to finance internal growth or for other corporate purposes. Senior floating rate loans held by the Fund will generally have final maturities of nine years or less.

To the extent the Fund invests in derivatives securities, the Fund may count the value of derivative securities with floating rate loan characteristics towards its 80% policy.

The investment manager may also invest in other securities, including investment grade fixed income debt obligations, non-investment grade fixed income debt obligations and certain money market instruments. For purposes of the 80% policy, money market holdings with a remaining maturity of less than 60 days will be deemed floating rate assets.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

This Fund is designed for investors with above-average risk tolerance. Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Market Risk. The market value of securities may fall or fail to rise. Market risk may affect a borrower, a single issuer, sector of the economy, industry, or the market as a whole. The market value of floating rate loans and other securities may fluctuate, sometimes rapidly and unpredictably.

Credit Risk. Credit risk is the risk that loans or other securities in the Fund’s portfolio will decline in price or fail to pay interest or repay principal when due because the borrower of the loan or the issuer of the security may or will default or otherwise become unable or unwilling to honor its financial obligations, including as a result of bankruptcy. Bankruptcies may cause a delay to the Fund in acting on the collateral securing a loan, which may adversely affect the Fund. Further, there is risk that a court could take action adverse to the holders of a loan. A default or expected default of a loan could also make it difficult for the Fund to sell the loan at a price approximating the value previously placed on it. Unrated loans or securities held by the Fund present increased credit risk.

Liquidity Risk. Floating rate loans generally are subject to legal or contractual restrictions on resale, may trade infrequently, and their value may be impaired when the Fund needs to liquidate such loans. Securities may trade only in the over-the-counter market rather than on an organized exchange and may be more difficult to purchase or sell at a fair price, which may have a negative impact on the Fund’s performance.

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Confidential Information Access Risk. The investment manager normally will seek to avoid the receipt of material, non-public information (Confidential Information) about the issuers of floating rate loans (including from the issuer itself) being considered for acquisition by the Fund, or held in the Fund. The investment manager’s decision not to receive Confidential Information may disadvantage the Fund.

Counterparty Risk. Counterparty credit risk is the risk that a Fund’s counterparty becomes bankrupt or otherwise fails to perform its obligations, and the Fund may obtain no or only limited recovery of its investments, and any recovery may be significantly delayed.

Risks of Foreign Investing. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund’s portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

High Yield Securities Risk. The Fund’s investment in below-investment grade loans or other debt securities (i.e., high-yield or junk) exposes the Fund to a greater risk of loss than a fund which invests solely in investment grade loans or other debt securities.

Highly Leveraged Transactions Risk. The loans and other securities in which the Fund invests include highly leveraged transactions whereby the borrower assumes large amounts of debt in order to have the financial resources to attempt to achieve its business objectives. Loans or securities that are part of highly leveraged transactions involve a greater risk (including default and bankruptcy) than other investments.

Impairment of Collateral Risk. The value of any collateral securing a floating rate loan can decline, and may be insufficient to meet the borrower’s obligations or difficult to liquidate. In addition, the Fund’s access to collateral may be limited by bankruptcy or other insolvency laws. Floating rate loans may decline in value.

Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. When interest rates rise, prices of fixed-income securities generally fall. In general, the longer the maturity or duration of a fixed-income security, the greater its sensitivity to changes in interest rates. Interest rate changes also may increase prepayments of debt obligations. Securities with floating interest rates may decline in value if their interest rates do not rise as much as interest rates in general. Because rates on certain floating rate loans and other debt securities reset only periodically, changes in prevailing interest rates (particularly sudden and significant changes) can be expected to cause fluctuations in the Fund’s net asset value.

Prepayment and Extension Risk. Prepayment and extension risk is the risk that a loan, bond or other security might be called or otherwise converted, prepaid or redeemed before maturity, and the portfolio managers may not be able to invest the proceeds in securities or loans providing as high a level of income, resulting in a reduced yield to the Fund. As interest rates rise or spreads widen, the likelihood of prepayment decreases. The portfolio managers may be unable to capitalize on securities with higher interest rates or wider spreads because the Fund’s investments are locked in at a lower rate for a longer period of time.

Risk Lose Money [Text]	rr_RiskLoseMoney	Please remember that with any mutual fund investment you may lose money.
PAST PERFORMANCE	cfst1352280_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

• how the Fund’s Class A share performance has varied for each full calendar year shown on the bar chart; and

• how the Fund’s average annual total returns compare to recognized measures of market performance shown on the table. Class R shares are new as of the date of this prospectus and therefore performance information is not yet available.

How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.

Class A share information is shown in the bar chart; the sales charge for Class A shares is not reflected in the bar chart. If the sales charge was reflected, returns would be less than those shown.

After-tax returns are shown only for Class A shares. After-tax returns for the other classes will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

• how the Fund’s Class A share performance has varied for each full calendar year shown on the bar chart; and

• how the Fund’s average annual total returns compare to recognized measures of market performance shown on the table.

Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.345.6611
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	columbiamanagement.com
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Class A share information is shown in the bar chart; the sales charge for Class A shares is not reflected in the bar chart. If the sales charge was reflected, returns would be less than those shown.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A shares. After-tax returns for the other classes will vary.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.
ANNUAL TOTAL RETURNS	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	CLASS A ANNUAL TOTAL RETURNS (WITHOUT SALES CHARGE)
Annual Return Caption [Text]	rr_AnnualReturnCaption	(calendar year)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown: • Highest return for a calendar quarter was +16.99% (quarter ended June 30, 2009) • Lowest return for a calendar quarter was -24.18% (quarter ended Dec. 31, 2008)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (after applicable sales charges) (for periods ended Dec. 31, 2010)	[2]
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Fund performance information prior to March 7, 2011 represents that of the Fund as a series of RiverSource Bond Series, Inc., a Minnesota corporation. The Fund was reorganized into a series of Columbia Funds Series Trust II, a Massachusetts business trust, on that date.
Columbia Floating Rate Fund | Class A, B, C, I, R, R4, R5 and W | Columbia Floating Rate Fund - Class A
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.00%
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class A
Management fees	rr_ManagementFeesOverAssets	0.61%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.30%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.16%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[3]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.08%	[3]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	406
3 years	rr_ExpenseExampleYear03	649
5 years	rr_ExpenseExampleYear05	910
10 years	rr_ExpenseExampleYear10	1,660
ANNUAL TOTAL RETURNS	rr_BarChartTableAbstract
2007	rr_AnnualReturn2007	1.43%
2008	rr_AnnualReturn2008	(30.44%)
2009	rr_AnnualReturn2009	42.26%
2010	rr_AnnualReturn2010	11.20%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.99%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.18%)
Columbia Floating Rate Fund | Class A, B, C, I, R, R4, R5 and W | Columbia Floating Rate Fund - Class B
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class B
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class B
Management fees	rr_ManagementFeesOverAssets	0.61%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.30%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.91%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[3]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.83%	[3]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class B (if shares are redeemed)
1 year	rr_ExpenseExampleYear01	685
3 years	rr_ExpenseExampleYear03	891
5 years	rr_ExpenseExampleYear05	1,223
10 years	rr_ExpenseExampleYear10	2,031
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class B (if shares are not redeemed)
1 year	rr_ExpenseExampleNoRedemptionYear01	185
3 years	rr_ExpenseExampleNoRedemptionYear03	591
5 years	rr_ExpenseExampleNoRedemptionYear05	1,023
10 years	rr_ExpenseExampleNoRedemptionYear10	2,031
Columbia Floating Rate Fund | Class A, B, C, I, R, R4, R5 and W | Columbia Floating Rate Fund - Class C
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class C
Management fees	rr_ManagementFeesOverAssets	0.61%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.30%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.91%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[3]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.83%	[3]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class C (if shares are redeemed)
1 year	rr_ExpenseExampleYear01	285
3 years	rr_ExpenseExampleYear03	591
5 years	rr_ExpenseExampleYear05	1,023
10 years	rr_ExpenseExampleYear10	2,227
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C (if shares are not redeemed)
1 year	rr_ExpenseExampleNoRedemptionYear01	185
3 years	rr_ExpenseExampleNoRedemptionYear03	591
5 years	rr_ExpenseExampleNoRedemptionYear05	1,023
10 years	rr_ExpenseExampleNoRedemptionYear10	2,227
Columbia Floating Rate Fund | Class A, B, C, I, R, R4, R5 and W | Columbia Floating Rate Fund - Class I
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class I
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class I
Management fees	rr_ManagementFeesOverAssets	0.61%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.18%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.79%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[3]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	0.74%	[3]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class I (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	76
3 years	rr_ExpenseExampleYear03	248
5 years	rr_ExpenseExampleYear05	435
10 years	rr_ExpenseExampleYear10	977
Columbia Floating Rate Fund | Class A, B, C, I, R, R4, R5 and W | Columbia Floating Rate Fund - Class R
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class R
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class R
Management fees	rr_ManagementFeesOverAssets	0.61%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.30%	[4]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.41%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[3]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.33%	[3]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class R (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	135
3 years	rr_ExpenseExampleYear03	437
5 years	rr_ExpenseExampleYear05	762
10 years	rr_ExpenseExampleYear10	1,684
Columbia Floating Rate Fund | Class A, B, C, I, R, R4, R5 and W | Columbia Floating Rate Fund - Class R4
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class R4
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class R4
Management fees	rr_ManagementFeesOverAssets	0.61%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.48%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.09%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[3]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.04%	[3]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class R4 (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	106
3 years	rr_ExpenseExampleYear03	342
5 years	rr_ExpenseExampleYear05	597
10 years	rr_ExpenseExampleYear10	1,329
Columbia Floating Rate Fund | Class A, B, C, I, R, R4, R5 and W | Columbia Floating Rate Fund - Class R5
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class R5
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class R5
Management fees	rr_ManagementFeesOverAssets	0.61%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.23%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.84%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[3]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	0.79%	[3]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class R5 (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	81
3 years	rr_ExpenseExampleYear03	263
5 years	rr_ExpenseExampleYear05	462
10 years	rr_ExpenseExampleYear10	1,037
Columbia Floating Rate Fund | Class A, B, C, I, R, R4, R5 and W | Columbia Floating Rate Fund - Class W
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class W
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class W
Management fees	rr_ManagementFeesOverAssets	0.61%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.30%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.16%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[3]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.08%	[3]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class W (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	110
3 years	rr_ExpenseExampleYear03	360
5 years	rr_ExpenseExampleYear05	629
10 years	rr_ExpenseExampleYear10	1,402
Columbia Floating Rate Fund | Class Z Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary of the Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Columbia Floating Rate Fund (the Fund) seeks to provide shareholders with a high level of current income and,
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	as a secondary objective, preservation of capital.
FEES AND EXPENSES OF THE FUND	cfst1352280_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Class Z shares of the Fund.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Sept. 30, 2011
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	cfst1352280_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 68% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	68.00%
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, at least 80% of the Fund’s net assets will be invested in floating rate loans and other floating rate debt securities. These debt obligations will generally be rated non-investment grade by recognized rating agencies (similar to “junk bonds”) or, if unrated, be considered by the investment manager, Columbia Management Investment Advisers, LLC, to be of comparable quality. Up to 25% of the Fund’s net assets may be invested in foreign investments. The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy.

Floating rate loans are debt obligations of companies and other similar entities that have interest rates that adjust or “float” periodically (normally on a daily, monthly, quarterly or semiannual basis by reference to a base lending rate (such as LIBOR (London Interbank Offered Rate)) plus a premium). Floating rate loans are typically structured and administered by a financial institution that acts as the agent of the lenders participating in the floating rate loan. The Fund may acquire loans directly through the agent or from another holder of the loan by assignment. They are generally valued on a daily basis by independent pricing services.

The Fund normally invests in senior secured floating rate loans. Senior secured floating rate loans ordinarily are secured by specific collateral or assets of the borrower so that holders of the loans will have a claim on those assets senior to the claim of certain other parties in the event of default or bankruptcy by the borrower. These loans usually are senior in rank to other securities issued by the borrower (such as common stock or other debt instruments). The proceeds of the loan primarily are used by the borrower to finance leveraged buy-outs, recapitalizations, dividends to sponsors, mergers and acquisitions, and, to a lesser extent, to finance internal growth or for other corporate purposes. Senior floating rate loans held by the Fund will generally have final maturities of nine years or less.

To the extent the Fund invests in derivatives securities, the Fund may count the value of derivative securities with floating rate loan characteristics towards its 80% policy.

The investment manager may also invest in other securities, including investment grade fixed income debt obligations, non-investment grade fixed income debt obligations and certain money market instruments. For purposes of the 80% policy, money market holdings with a remaining maturity of less than 60 days will be deemed floating rate assets.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

This Fund is designed for investors with above-average risk tolerance. Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Market Risk. The market value of securities may fall or fail to rise. Market risk may affect a borrower, a single issuer, sector of the economy, industry, or the market as a whole. The market value of floating rate loans and other securities may fluctuate, sometimes rapidly and unpredictably.

Credit Risk. Credit risk is the risk that loans or other securities in the Fund’s portfolio will decline in price or fail to pay interest or repay principal when due because the borrower of the loan or the issuer of the security may or will default or otherwise become unable or unwilling to honor its financial obligations, including as a result of bankruptcy. Bankruptcies may cause a delay to the Fund in acting on the collateral securing a loan, which may adversely affect the Fund. Further, there is risk that a court could take action adverse to the holders of a loan. A default or expected default of a loan could also make it difficult for the Fund to sell the loan at a price approximating the value previously placed on it. Unrated loans or securities held by the Fund present increased credit risk.

Liquidity Risk. Floating rate loans generally are subject to legal or contractual restrictions on resale, may trade infrequently, and their value may be impaired when the Fund needs to liquidate such loans. Securities may trade only in the over-the-counter market rather than on an organized exchange and may be more difficult to purchase or sell at a fair price, which may have a negative impact on the Fund’s performance.

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Confidential Information Access Risk. The investment manager normally will seek to avoid the receipt of material, non-public information (Confidential Information) about the issuers of floating rate loans (including from the issuer itself) being considered for acquisition by the Fund, or held in the Fund. The investment manager’s decision not to receive Confidential Information may disadvantage the Fund.

Counterparty Risk. Counterparty credit risk is the risk that a Fund’s counterparty becomes bankrupt or otherwise fails to perform its obligations, and the Fund may obtain no or only limited recovery of its investments, and any recovery may be significantly delayed.

Risks of Foreign Investing. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund’s portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

High Yield Securities Risk. The Fund’s investment in below-investment grade loans or other debt securities (i.e., high-yield or junk) exposes the Fund to a greater risk of loss than a fund which invests solely in investment grade loans or other debt securities.

Highly Leveraged Transactions Risk. The loans and other securities in which the Fund invests include highly leveraged transactions whereby the borrower assumes large amounts of debt in order to have the financial resources to attempt to achieve its business objectives. Loans or securities that are part of highly leveraged transactions involve a greater risk (including default and bankruptcy) than other investments.

Impairment of Collateral Risk. The value of any collateral securing a floating rate loan can decline, and may be insufficient to meet the borrower’s obligations or difficult to liquidate. In addition, the Fund’s access to collateral may be limited by bankruptcy or other insolvency laws. Floating rate loans may decline in value.

Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. When interest rates rise, prices of fixed-income securities generally fall. In general, the longer the maturity or duration of a fixed-income security, the greater its sensitivity to changes in interest rates. Interest rate changes also may increase prepayments of debt obligations. Securities with floating interest rates may decline in value if their interest rates do not rise as much as interest rates in general. Because rates on certain floating rate loans and other debt securities reset only periodically, changes in prevailing interest rates (particularly sudden and significant changes) can be expected to cause fluctuations in the Fund’s net asset value.

Prepayment and Extension Risk. Prepayment and extension risk is the risk that a loan, bond or other security might be called or otherwise converted, prepaid or redeemed before maturity, and the portfolio managers may not be able to invest the proceeds in securities or loans providing as high a level of income, resulting in a reduced yield to the Fund. As interest rates rise or spreads widen, the likelihood of prepayment decreases. The portfolio managers may be unable to capitalize on securities with higher interest rates or wider spreads because the Fund’s investments are locked in at a lower rate for a longer period of time.

Risk Lose Money [Text]	rr_RiskLoseMoney	Please remember that with any mutual fund investment you may lose money.
PAST PERFORMANCE	cfst1352280_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Class Z shares are new as of the date of this prospectus and therefore performance is not yet available. The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, for the Fund’s Class A shares (which are not offered in this prospectus), respectively:

• how the Fund’s Class A performance has varied for each full calendar year shown on the bar chart; and

• how the Fund’s Class A average annual total returns compare to recognized measures of market performance shown on the table.

The sales charge for Class A shares is not reflected in the bar chart or the table. Class Z shares are not subject to a sales charge. If the Class A sales charge was reflected, returns would be lower than those shown.

How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.

After-tax returns are shown for Class A shares. After-tax returns for Class Z shares will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Class Z shares are new as of the date of this prospectus and therefore performance is not yet available.
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	Class Z shares are new as of the date of this prospectus and therefore performance is not yet available. The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, for the Fund’s Class A shares (which are not offered in this prospectus), respectively:
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, for the Fund’s Class A shares (which are not offered in this prospectus),respectively:

• how the Fund’s Class A performance has varied for each full calendar year shown on the bar chart; and

• how the Fund’s Class A average annual total returns compare to recognized measures of market performance shown on the table.

Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.345.6611
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	columbiamanagement.com
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The sales charge for Class A shares is not reflected in the bar chart or the table. Class Z shares are not subject to a sales charge. If the Class A sales charge was reflected, returns would be lower than those shown.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares. After-tax returns for Class Z shares will vary.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.
ANNUAL TOTAL RETURNS	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	CLASS A ANNUAL TOTAL RETURNS (WITHOUT SALES CHARGE)
Annual Return Caption [Text]	rr_AnnualReturnCaption	(calendar year)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown: • Highest return for a calendar quarter was +16.99% (quarter ended June 30, 2009) • Lowest return for a calendar quarter was -24.18% (quarter ended Dec. 31, 2008)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (without sales charge)(for periods ended Dec. 31, 2010)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Fund performance information prior to March 7, 2011 represents that of the Fund as a series of RiverSource Bond Series, Inc., a Minnesota corporation. The Fund was reorganized into a series of Columbia Funds Series Trust II, a Massachusetts business trust, on that date.
Columbia Floating Rate Fund | Class Z Shares | Columbia Floating Rate Fund - Class A
ANNUAL TOTAL RETURNS	rr_BarChartTableAbstract
2007	rr_AnnualReturn2007	1.43%
2008	rr_AnnualReturn2008	(30.44%)
2009	rr_AnnualReturn2009	42.26%
2010	rr_AnnualReturn2010	11.20%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.99%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.18%)
Columbia Floating Rate Fund | Class Z Shares | Columbia Floating Rate Fund - Class Z
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class Z
Management fees	rr_ManagementFeesOverAssets	0.61%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.29%	[4]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.90%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[5]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	0.83%	[5]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class Z (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	85
3 years	rr_ExpenseExampleYear03	280
5 years	rr_ExpenseExampleYear05	492
10 years	rr_ExpenseExampleYear10	1,106
Columbia Floating Rate Fund | Class A, B, C, I, R, R4, R5 and W | before Taxes | Columbia Floating Rate Fund - Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Floating Rate Fund:
Label	rr_AverageAnnualReturnLabel	Class A before taxes
1 year	rr_AverageAnnualReturnYear01	7.87%
Since Inception	rr_AverageAnnualReturnSinceInception	2.93%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 16, 2006
Columbia Floating Rate Fund | Class A, B, C, I, R, R4, R5 and W | before Taxes | Columbia Floating Rate Fund - Class B
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Floating Rate Fund:
Label	rr_AverageAnnualReturnLabel	Class B before taxes
1 year	rr_AverageAnnualReturnYear01	5.49%
Since Inception	rr_AverageAnnualReturnSinceInception	2.48%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 16, 2006
Columbia Floating Rate Fund | Class A, B, C, I, R, R4, R5 and W | before Taxes | Columbia Floating Rate Fund - Class C
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Floating Rate Fund:
Label	rr_AverageAnnualReturnLabel	Class C before taxes
1 year	rr_AverageAnnualReturnYear01	9.37%
Since Inception	rr_AverageAnnualReturnSinceInception	2.79%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 16, 2006
Columbia Floating Rate Fund | Class A, B, C, I, R, R4, R5 and W | before Taxes | Columbia Floating Rate Fund - Class I
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Floating Rate Fund:
Label	rr_AverageAnnualReturnLabel	Class I before taxes
1 year	rr_AverageAnnualReturnYear01	11.57%
Since Inception	rr_AverageAnnualReturnSinceInception	3.90%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 16, 2006
Columbia Floating Rate Fund | Class A, B, C, I, R, R4, R5 and W | before Taxes | Columbia Floating Rate Fund - Class R4
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Floating Rate Fund:
Label	rr_AverageAnnualReturnLabel	Class R4 before taxes
1 year	rr_AverageAnnualReturnYear01	11.22%
Since Inception	rr_AverageAnnualReturnSinceInception	3.77%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 16, 2006
Columbia Floating Rate Fund | Class A, B, C, I, R, R4, R5 and W | before Taxes | Columbia Floating Rate Fund - Class R5
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Floating Rate Fund:
Label	rr_AverageAnnualReturnLabel	Class R5 before taxes
1 year	rr_AverageAnnualReturnYear01	11.50%
Since Inception	rr_AverageAnnualReturnSinceInception	5.72%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 1, 2008
Columbia Floating Rate Fund | Class A, B, C, I, R, R4, R5 and W | before Taxes | Columbia Floating Rate Fund - Class W
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Floating Rate Fund:
Label	rr_AverageAnnualReturnLabel	Class W before taxes
1 year	rr_AverageAnnualReturnYear01	11.12%
Since Inception	rr_AverageAnnualReturnSinceInception	2.77%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 1, 2006
Columbia Floating Rate Fund | Class Z Shares | before Taxes | Columbia Floating Rate Fund - Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Floating Rate Fund:
Label	rr_AverageAnnualReturnLabel	Class A before taxes	[6]
1 year	rr_AverageAnnualReturnYear01	11.20%
Since Inception	rr_AverageAnnualReturnSinceInception	3.57%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 16, 2006
Columbia Floating Rate Fund | Class A, B, C, I, R, R4, R5 and W | after taxes on distributions | Columbia Floating Rate Fund - Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Floating Rate Fund:
Label	rr_AverageAnnualReturnLabel	Class A after taxes on distributions
1 year	rr_AverageAnnualReturnYear01	6.06%
Since Inception	rr_AverageAnnualReturnSinceInception	0.84%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 16, 2006
Columbia Floating Rate Fund | Class Z Shares | after taxes on distributions | Columbia Floating Rate Fund - Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Floating Rate Fund:
Label	rr_AverageAnnualReturnLabel	Class A after taxes on distributions	[6]
1 year	rr_AverageAnnualReturnYear01	9.34%
Since Inception	rr_AverageAnnualReturnSinceInception	1.48%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 16, 2006
Columbia Floating Rate Fund | Class A, B, C, I, R, R4, R5 and W | after taxes on distributions and redemption of fund shares | Columbia Floating Rate Fund - Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Floating Rate Fund:
Label	rr_AverageAnnualReturnLabel	Class A after taxes on distributions and redemption of fund shares
1 year	rr_AverageAnnualReturnYear01	5.06%
Since Inception	rr_AverageAnnualReturnSinceInception	1.24%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 16, 2006
Columbia Floating Rate Fund | Class Z Shares | after taxes on distributions and redemption of fund shares | Columbia Floating Rate Fund - Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Floating Rate Fund:
Label	rr_AverageAnnualReturnLabel	Class A after taxes on distributions and redemption of fund shares	[6]
1 year	rr_AverageAnnualReturnYear01	7.23%
Since Inception	rr_AverageAnnualReturnSinceInception	1.78%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 16, 2006
Columbia Floating Rate Fund | Class A, B, C, I, R, R4, R5 and W | (without sales charges) before taxes | Columbia Floating Rate Fund - Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Floating Rate Fund:
Label	rr_AverageAnnualReturnLabel	Class A (without sales charges) before taxes	[2]
1 year	rr_AverageAnnualReturnYear01	11.20%
Since Inception	rr_AverageAnnualReturnSinceInception	3.57%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 16, 2006
Columbia Frontier Fund | Class Z Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary of the Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Columbia Frontier Fund (the Fund) seeks to provide shareholders with growth of capital.
FEES AND EXPENSES OF THE FUND	cfst1352280_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Class Z shares of the Fund.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Dec. 31, 2011
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	cfst1352280_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 160% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	160.00%
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Although the Fund may invest in the securities of any company, the Fund invests at least 65% of its net assets (including any amounts borrowed for investment purposes), determined at the time of investment, in equity securities of small U.S. companies. For these purposes, small companies are currently defined as companies with market capitalization, at the time of purchase, of  $2 billion or less. Companies are selected for their growth prospects (as identified by the investment manager).

The Fund invests primarily in common stocks; however, it may also invest in preferred stocks, securities convertible into common stocks, and stock purchase warrants if the investment manager believes these investments offer capital growth opportunities.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

Market Risk. The market value of securities may fall, fail to rise, or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. These risks are generally greater for small and mid-sized companies. Focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other funds if that style falls out of favor with the market.

Sector Risk. If a fund emphasizes one or more economic sectors or industries, it may be more susceptible to the financial, market or economic conditions or events affecting the particular issuers, sectors or industries in which it invests than funds that do not so emphasize. The more a fund diversifies its investments, the more it spreads risk and potentially reduces the risks of loss and volatility.

Small Company Risk. Investments in small companies often involve greater risks than investments in larger, more established companies, including less predictable earnings and lack of experienced management, financial resources, product diversification and competitive strengths.

Risk Lose Money [Text]	rr_RiskLoseMoney	Please remember that with any mutual fund investment you may lose money.
PAST PERFORMANCE	cfst1352280_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Class Z shares have not had one full calendar year of performance as of the date of this prospectus and therefore performance is not yet available. The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, for the Fund’s Class A shares (which are not offered in this prospectus), respectively:

• how the Fund’s Class A performance has varied for each full calendar year shown on the bar chart; and

• how the Fund’s Class A average annual total returns compare to recognized measures of market performance shown on the table.

The sales charge for Class A shares is not reflected in the bar chart or the table. Class Z shares are not subject to a sales charge. If the Class A sales charge was reflected, returns would be lower than those shown.

How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.

After-tax returns are shown for Class A shares. After-tax returns for Class Z shares will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Class Z shares have not had one full calendar year of performance as of the date of this prospectus and therefore performance is not yet available.
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	Class Z shares have not had one full calendar year of performance as of the date of this prospectus and therefore performance is not yet available. The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, for the Fund’s Class A shares (which are not offered in this prospectus), respectively:
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, for the Fund’s Class A shares (which are not offered in this prospectus), respectively:

• how the Fund’s Class A performance has varied for each full calendar year shown on the bar chart; and

• how the Fund’s Class A average annual total returns compare to recognized measures of market performance shown on the table.

Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.345.6611
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	columbiamanagement.com
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The sales charge for Class A shares is not reflected in the bar chart or the table. Class Z shares are not subject to a sales charge. If the Class A sales charge was reflected, returns would be lower than those shown.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares. After-tax returns for Class Z shares will vary.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.
ANNUAL TOTAL RETURNS	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	CLASS A ANNUAL TOTAL RETURNS (WITHOUT SALES CHARGE)
Annual Return Caption [Text]	rr_AnnualReturnCaption	(calendar year)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown: • Highest return for a calendar quarter was +20.88% (quarter ended June 30, 2009) • Lowest return for a calendar quarter was -26.72% (quarter ended Dec. 31, 2008)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (after applicable sales charges)(for periods ended Dec. 31, 2010)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Fund performance information prior to March 7, 2011 represents that of the Fund as a series of Columbia Frontier Fund, Inc., a Maryland corporation. The Fund was reorganized into a series of Columbia Funds Series Trust II, a Massachusetts business trust, on that date.
Columbia Frontier Fund | Class Z Shares | Columbia Frontier Fund - Class A
ANNUAL TOTAL RETURNS	rr_BarChartTableAbstract
2001	rr_AnnualReturn2001	(8.72%)
2002	rr_AnnualReturn2002	(27.07%)
2003	rr_AnnualReturn2003	37.01%
2004	rr_AnnualReturn2004	13.09%
2005	rr_AnnualReturn2005	(3.91%)
2006	rr_AnnualReturn2006	20.42%
2007	rr_AnnualReturn2007	6.20%
2008	rr_AnnualReturn2008	(42.31%)
2009	rr_AnnualReturn2009	32.94%
2010	rr_AnnualReturn2010	19.16%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.88%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.72%)
Columbia Frontier Fund | Class Z Shares | Columbia Frontier Fund - Class Z
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class Z
Management fees	rr_ManagementFeesOverAssets	0.89%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.67%	[4]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.56%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.34%)	[7]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.22%	[7]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class Z
1 year	rr_ExpenseExampleYear01	124
3 years	rr_ExpenseExampleYear03	460
5 years	rr_ExpenseExampleYear05	819
10 years	rr_ExpenseExampleYear10	1,833
Columbia Frontier Fund | Class A, B, C, I, R, R4 and R5 Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary of the Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Columbia Frontier Fund (the Fund) seeks to provide shareholders with growth of capital.
FEES AND EXPENSES OF THE FUND	cfst1352280_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your immediate family (that share the same mailing address), agree to invest in the future, at least $50,000 in any of the Columbia, Columbia Acorn or RiverSource funds (including the Seligman and Threadneedle branded funds) (the Fund Family). More information about these and other discounts is available from your financial intermediary and under "Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions” on page S.23 of this prospectus and on page D.1 of Appendix D in the Fund’s Statement of Additional Information (SAI).
Expense Breakpoint Discounts	cfst1352280_ExpenseBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your immediate family (that share the same mailing address), agree to invest in the future, at least $50,000 in any of the Columbia, Columbia Acorn or RiverSource funds (including the Seligman and Threadneedle branded funds) (the Fund Family). More information about these and other discounts is available from your financial intermediary and under "Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions” on page S.23 of this prospectus and on page D.1 of Appendix D in the Fund’s Statement of Additional Information (SAI).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Dec. 31, 2011
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	cfst1352280_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 160% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	160.00%
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Although the Fund may invest in the securities of any company, the Fund invests at least 65% of its net assets (including any amounts borrowed for investment purposes), determined at the time of investment, in equity securities of small U.S. companies. For these purposes, small companies are currently defined as companies with market capitalization, at the time of purchase, of  $2 billion or less. Companies are selected for their growth prospects (as identified by the investment manager).

The Fund invests primarily in common stocks; however, it may also invest in preferred stocks, securities convertible into common stocks, and stock purchase warrants if the investment manager believes these investments offer capital growth opportunities.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

Market Risk. The market value of securities may fall, fail to rise, or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. These risks are generally greater for small and mid-sized companies. Focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other funds if that style falls out of favor with the market.

Sector Risk. If a fund emphasizes one or more economic sectors or industries, it may be more susceptible to the financial, market or economic conditions or events affecting the particular issuers, sectors or industries in which it invests than funds that do not so emphasize. The more a fund diversifies its investments, the more it spreads risk and potentially reduces the risks of loss and volatility.

Small Company Risk. Investments in small companies often involve greater risks than investments in larger, more established companies, including less predictable earnings and lack of experienced management, financial resources, product diversification and competitive strengths.

Risk Lose Money [Text]	rr_RiskLoseMoney	Please remember that with any mutual fund investment you may lose money.
PAST PERFORMANCE	cfst1352280_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

• how the Fund’s Class A performance has varied for each full calendar year shown on the bar chart; and

• how the Fund’s average annual total returns compare to recognized measures of market performance shown on the table. Class I and Class R4 do not have one full calendar year of performance and therefore performance information for these classes is not shown.

How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.

Class A share information is shown in the bar chart; the sales charge for Class A shares is not reflected in the bar chart. If the sales charge was reflected, returns would be lower than those shown.

After-tax returns are shown only for Class A shares. After-tax returns for the other classes will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

• how the Fund’s Class A performance has varied for each full calendar year shown on the bar chart; and

• how the Fund’s average annual total returns compare to recognized measures of market performance shown on the table.

Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.345.6611
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	columbiamanagement.com
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Class A share information is shown in the bar chart; the sales charge for Class A shares is not reflected in the bar chart. If the sales charge was reflected, returns would be lower than those shown.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A shares. After-tax returns for the other classes will vary.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.
ANNUAL TOTAL RETURNS	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	CLASS A ANNUAL TOTAL RETURNS (WITHOUT SALES CHARGE)
Annual Return Caption [Text]	rr_AnnualReturnCaption	(calendar year)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown: • Highest return for a calendar quarter was +20.88% (quarter ended June 30, 2009) • Lowest return for a calendar quarter was -26.72% (quarter ended Dec. 31, 2008)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (after applicable sales charges)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Fund performance information prior to March 7, 2011 represents that of the Fund as a series of Columbia Frontier Fund, Inc., a Maryland corporation. The Fund was reorganized into a series of Columbia Funds Series Trust II, a Massachusetts business trust, on that date.
Columbia Frontier Fund | Class A, B, C, I, R, R4 and R5 Shares | Columbia Frontier Fund - Class A
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class A
Management fees	rr_ManagementFeesOverAssets	0.89%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.67%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.81%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.34%)	[8]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.47%	[8]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	716
3 years	rr_ExpenseExampleYear03	1,081
5 years	rr_ExpenseExampleYear05	1,470
10 years	rr_ExpenseExampleYear10	2,558
ANNUAL TOTAL RETURNS	rr_BarChartTableAbstract
2001	rr_AnnualReturn2001	(8.72%)
2002	rr_AnnualReturn2002	(27.07%)
2003	rr_AnnualReturn2003	37.01%
2004	rr_AnnualReturn2004	13.09%
2005	rr_AnnualReturn2005	(3.91%)
2006	rr_AnnualReturn2006	20.42%
2007	rr_AnnualReturn2007	6.20%
2008	rr_AnnualReturn2008	(42.31%)
2009	rr_AnnualReturn2009	32.94%
2010	rr_AnnualReturn2010	19.16%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.88%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.72%)
Columbia Frontier Fund | Class A, B, C, I, R, R4 and R5 Shares | Columbia Frontier Fund - Class B
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class B
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class B
Management fees	rr_ManagementFeesOverAssets	0.89%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.67%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.56%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.34%)	[8]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	2.22%	[8]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class B (if shares are redeemed)
1 year	rr_ExpenseExampleYear01	725
3 years	rr_ExpenseExampleYear03	1,065
5 years	rr_ExpenseExampleYear05	1,531
10 years	rr_ExpenseExampleYear10	2,690
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class B (if shares are not redeemed)
1 year	rr_ExpenseExampleNoRedemptionYear01	225
3 years	rr_ExpenseExampleNoRedemptionYear03	765
5 years	rr_ExpenseExampleNoRedemptionYear05	1,331
10 years	rr_ExpenseExampleNoRedemptionYear10	2,690
Columbia Frontier Fund | Class A, B, C, I, R, R4 and R5 Shares | Columbia Frontier Fund - Class C
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class C
Management fees	rr_ManagementFeesOverAssets	0.89%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.67%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.56%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.34%)	[8]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	2.22%	[8]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class C (if shares are redeemed)
1 year	rr_ExpenseExampleYear01	325
3 years	rr_ExpenseExampleYear03	765
5 years	rr_ExpenseExampleYear05	1,331
10 years	rr_ExpenseExampleYear10	2,874
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C (if shares are not redeemed)
1 year	rr_ExpenseExampleNoRedemptionYear01	225
3 years	rr_ExpenseExampleNoRedemptionYear03	765
5 years	rr_ExpenseExampleNoRedemptionYear05	1,331
10 years	rr_ExpenseExampleNoRedemptionYear10	2,874
Columbia Frontier Fund | Class A, B, C, I, R, R4 and R5 Shares | Columbia Frontier Fund - Class I
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class I
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class I
Management fees	rr_ManagementFeesOverAssets	0.89%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.27%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.16%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[8]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.02%	[8]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class I (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	104
3 years	rr_ExpenseExampleYear03	355
5 years	rr_ExpenseExampleYear05	626
10 years	rr_ExpenseExampleYear10	1,401
Columbia Frontier Fund | Class A, B, C, I, R, R4 and R5 Shares | Columbia Frontier Fund - Class R
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class R
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class R
Management fees	rr_ManagementFeesOverAssets	0.89%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.67%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.06%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.34%)	[8]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.72%	[8]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class R (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	175
3 years	rr_ExpenseExampleYear03	613
5 years	rr_ExpenseExampleYear05	1,078
10 years	rr_ExpenseExampleYear10	2,368
Columbia Frontier Fund | Class A, B, C, I, R, R4 and R5 Shares | Columbia Frontier Fund - Class R4
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class R4
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class R4
Management fees	rr_ManagementFeesOverAssets	0.89%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.56%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.45%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[8]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.32%	[8]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class R4 (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	134
3 years	rr_ExpenseExampleYear03	446
5 years	rr_ExpenseExampleYear05	781
10 years	rr_ExpenseExampleYear10	1,729
Columbia Frontier Fund | Class A, B, C, I, R, R4 and R5 Shares | Columbia Frontier Fund - Class R5
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class R5
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class R5
Management fees	rr_ManagementFeesOverAssets	0.89%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.31%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.20%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[8]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.07%	[8]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class R5 (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	109
3 years	rr_ExpenseExampleYear03	368
5 years	rr_ExpenseExampleYear05	648
10 years	rr_ExpenseExampleYear10	1,448
Columbia Frontier Fund | Class Z Shares | before Taxes | Columbia Frontier Fund - Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Frontier Fund:
Label	rr_AverageAnnualReturnLabel	Class A before taxes	[6]
1 year	rr_AverageAnnualReturnYear01	19.16%
5 years	rr_AverageAnnualReturnYear05	3.17%
10 years	rr_AverageAnnualReturnYear10	1.48%
Columbia Frontier Fund | Class A, B, C, I, R, R4 and R5 Shares | before Taxes | Columbia Frontier Fund - Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Frontier Fund:
Label	rr_AverageAnnualReturnLabel	Class A before taxes
1 year	rr_AverageAnnualReturnYear01	12.36%
5 years	rr_AverageAnnualReturnYear05	1.95%
10 years	rr_AverageAnnualReturnYear10	0.88%
Columbia Frontier Fund | Class A, B, C, I, R, R4 and R5 Shares | before Taxes | Columbia Frontier Fund - Class B
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Frontier Fund:
Label	rr_AverageAnnualReturnLabel	Class B before taxes
1 year	rr_AverageAnnualReturnYear01	13.11%
5 years	rr_AverageAnnualReturnYear05	2.07%
10 years	rr_AverageAnnualReturnYear10	0.70%
Columbia Frontier Fund | Class A, B, C, I, R, R4 and R5 Shares | before Taxes | Columbia Frontier Fund - Class C
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Frontier Fund:
Label	rr_AverageAnnualReturnLabel	Class C before taxes
1 year	rr_AverageAnnualReturnYear01	17.14%
5 years	rr_AverageAnnualReturnYear05	2.48%
10 years	rr_AverageAnnualReturnYear10	0.76%
Columbia Frontier Fund | Class A, B, C, I, R, R4 and R5 Shares | before Taxes | Columbia Frontier Fund - Class I
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Frontier Fund:
Label	rr_AverageAnnualReturnLabel	Class I before taxes
1 year	rr_AverageAnnualReturnYear01	19.59%
5 years	rr_AverageAnnualReturnYear05
10 years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	22.67%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 3, 2009
Columbia Frontier Fund | Class A, B, C, I, R, R4 and R5 Shares | before Taxes | Columbia Frontier Fund - Class R
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Frontier Fund:
Label	rr_AverageAnnualReturnLabel	Class R before taxes
1 year	rr_AverageAnnualReturnYear01	18.61%
5 years	rr_AverageAnnualReturnYear05	2.86%
10 years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	6.54%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 30, 2003
Columbia Frontier Fund | Class A, B, C, I, R, R4 and R5 Shares | before Taxes | Columbia Frontier Fund - Class R4
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Frontier Fund:
Label	rr_AverageAnnualReturnLabel	Class R4 before taxes
1 year	rr_AverageAnnualReturnYear01	19.19%
5 years	rr_AverageAnnualReturnYear05
10 years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	22.29%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 3, 2009
Columbia Frontier Fund | Class A, B, C, I, R, R4 and R5 Shares | before Taxes | Columbia Frontier Fund - Class R5
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Frontier Fund:
Label	rr_AverageAnnualReturnLabel	Class R5 before taxes
1 year	rr_AverageAnnualReturnYear01	19.61%
5 years	rr_AverageAnnualReturnYear05	3.67%
10 years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	3.80%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 30, 2001
Columbia Frontier Fund | Class Z Shares | after taxes on distributions | Columbia Frontier Fund - Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Frontier Fund:
Label	rr_AverageAnnualReturnLabel	Class A after taxes on distributions	[6]
1 year	rr_AverageAnnualReturnYear01	19.16%
5 years	rr_AverageAnnualReturnYear05	1.98%
10 years	rr_AverageAnnualReturnYear10	0.83%
Columbia Frontier Fund | Class A, B, C, I, R, R4 and R5 Shares | after taxes on distributions | Columbia Frontier Fund - Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Frontier Fund:
Label	rr_AverageAnnualReturnLabel	Class A after taxes on distributions
1 year	rr_AverageAnnualReturnYear01	12.36%
5 years	rr_AverageAnnualReturnYear05	0.78%
10 years	rr_AverageAnnualReturnYear10	0.24%
Columbia Frontier Fund | Class Z Shares | after taxes on distributions and redemption of fund shares | Columbia Frontier Fund - Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Frontier Fund:
Label	rr_AverageAnnualReturnLabel	Class A after taxes on distributions and redemption of fund shares	[6]
1 year	rr_AverageAnnualReturnYear01	12.46%
5 years	rr_AverageAnnualReturnYear05	2.44%
10 years	rr_AverageAnnualReturnYear10	1.13%
Columbia Frontier Fund | Class A, B, C, I, R, R4 and R5 Shares | after taxes on distributions and redemption of fund shares | Columbia Frontier Fund - Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Frontier Fund:
Label	rr_AverageAnnualReturnLabel	Class A after taxes on distributions and redemption of fund shares
1 year	rr_AverageAnnualReturnYear01	8.03%
5 years	rr_AverageAnnualReturnYear05	1.40%
10 years	rr_AverageAnnualReturnYear10	0.61%
Columbia Global Bond Fund | Class Z Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary of the Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Columbia Global Bond Fund (the Fund) seeks to provide shareholders with high total return through income and growth of capital.
FEES AND EXPENSES OF THE FUND	cfst1352280_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Class Z shares of the Fund.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Dec. 31, 2011
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	cfst1352280_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 62% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	62.00%
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a non-diversified mutual fund that invests primarily in debt obligations of U.S. and foreign issuers. Under normal market conditions, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) will be invested in investment-grade corporate or government debt obligations, including money market instruments, of issuers located in at least three different countries. Although the Fund emphasizes high and medium-quality debt securities, it may assume some credit risk in seeking to achieve higher dividends and /or capital appreciation by buying below investment-grade bonds (junk bonds). The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy.

Under normal market conditions, the Fund generally will invest at least 40% of its net assets in debt obligations of foreign governments, and companies that (a) maintain their principal place of business or conduct their principal business activities outside the U.S., (b) have their securities traded on non-U.S. exchanges or (c) have been formed under the laws of non-U.S. countries. The investment manager may reduce this 40% minimum investment amount to 30% if it believes that market conditions for these securities or specific foreign markets are unfavorable. The Fund considers a company to conduct its principal business activities outside the U.S. if it derives at least 50% of its revenue from business outside the U.S. or had at least 50% of its assets outside the U.S.

The Fund may invest in fixed income securities of any maturity and does not seek to maintain a particular dollar-weighted average maturity.

The investment manager monitors the Fund’s exposure to interest rate and foreign currency fluctuations. The investment manager may use derivatives such as futures, options, forward foreign currency contracts and Mortgage To-Be Announced (TBAs), in an effort to produce incremental earnings, to hedge existing positions, interest rate fluctuations or currency fluctuations, to increase market exposure and investment flexibility, or to obtain or reduce credit exposure.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Credit Risk. Credit risk is the risk that fixed-income securities in the Fund’s portfolio will decline in price or fail to pay interest or repay principal when due because the issuer of the security or the counterparty to a contract will default or otherwise become unable or unwilling to honor its financial obligations. Unrated securities held by the Fund present increased credit risk.

Derivatives Risk - Forward Foreign Currency Contracts. The Fund may enter into forward foreign currency contracts, which are types of derivative contracts, whereby the Fund may buy or sell a country’s currency at a specific price on a specific date, usually 30, 60, or 90 days in the future for a specific exchange rate on a given date. These contracts, however, may fall in value due to foreign market downswings or foreign currency value fluctuations. The Fund may enter into forward foreign currency contracts for risk management (hedging) or investment purposes. The Fund’s hedging strategy may be unable to achieve its objectives and may limit any potential gain that might result from an increase in the value of the currency. Unanticipated changes in the currency markets could result in reduced performance for the Fund. Cash or securities designated in an amount equal to the value of the Fund’s forward foreign currency contracts may limit the Fund’s investment flexibility. The Fund may incur a loss when engaging in offsetting transactions at, or prior to, maturity of a forward foreign currency contract. The Fund may also incur currency conversion costs when converting foreign currencies into U.S. dollars.

Derivatives Risk. The Fund’s use of derivatives involves risks different from, and possibly greater than, the risks associated with investing directly in the investments underlying the derivatives. Derivatives may be volatile and involve significant risk, such as, among other things, correlation risk, counterparty credit risk, hedging risk, leverage risk and liquidity risk. Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment.

Risks of Foreign/Emerging Markets Investing. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund’s portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

Investments in emerging markets may present greater risk of loss than a typical foreign security investment. Because of the less developed markets and economics and less mature governments and governmental institutions, the risks of investing in foreign securities may be intensified in the case of investments in issuers organized, domiciled or doing business in emerging markets.

Geographic Concentration Risk. The Fund may be particularly susceptible to economic, political, regulatory or other events or conditions affecting companies and countries within the specific geographic regions in which the Fund invests. The Fund may be more volatile than a more geographically diversified fund.

High-Yield Securities Risk. The Fund’s investment in below-investment grade fixed-income securities (i.e., high-yield or junk bonds) exposes the Fund to a greater risk of loss than a fund that invests solely in investment grade securities.

Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. When interest rates rise, prices of fixed-income securities generally fall. In general, the longer the maturity or duration of a fixed-income security, the greater its sensitivity to changes in interest rates. Interest rate changes also may increase prepayments of debt obligations.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

Liquidity Risk. Liquidity risk is the risk associated with a lack of marketability of securities which may make it difficult or impossible to sell the security at desirable prices in order to minimize loss. The Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity.

Market Risk. The market value of securities may fall, fail to rise, or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole.

Non-Diversification Risk. Compared with a “diversified” fund, the Fund may invest a greater percentage of its assets in the securities of a single issuer. A decline in the value of that investment could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

Prepayment and Extension Risk. Prepayment and extension risk is the risk that a loan, bond or other security might be called or otherwise converted, prepaid or redeemed before maturity, and the portfolio managers may not be able to invest the proceeds in securities or loans providing as high a level of income, resulting in a reduced yield to the Fund. As interest rates rise or spreads widen, the likelihood of prepayment decreases. The portfolio managers may be unable to capitalize on securities with higher interest rates or wider spreads because the Fund’s investments are locked in at a lower rate for a longer period of time.

Sector Risk. Investments that are concentrated in a particular issuer, geographic region industry or sector will be more susceptible to changes in price. The more a fund diversifies its investments, the more it spreads risk and potentially reduces the risks of loss and volatility.

Sovereign Debt Risk. A sovereign debtor’s willingness or ability to repay principal and pay interest in a timely manner may be affected by a variety of factors, including its cash flow situation, the extent of its reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor’s policy toward international lenders, and the political constraints to which a sovereign debtor may be subject. Sovereign debt risk is increased for emerging market issuers.

Risk Lose Money [Text]	rr_RiskLoseMoney	Please remember that with any mutual fund investment you may lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus

Non-Diversification Risk. Compared with a “diversified” fund, the Fund may invest a greater percentage of its assets in the securities of a single issuer. A decline in the value of that investment could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

PAST PERFORMANCE	cfst1352280_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Class Z shares have not had one full calendar year of performance as of the date of this prospectus and therefore performance is not yet available. The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, for the Fund’s Class A shares (which are not offered in this prospectus), respectively:

• how the Fund’s Class A performance has varied for each full calendar year shown on the bar chart; and

• how the Fund’s Class A average annual total returns compare to recognized measures of market performance shown on the table.

The sales charge for Class A shares is not reflected in the bar chart or the table. Class Z shares are not subject to a sales charge. If the Class A sales charge was reflected, returns would be lower than those shown.

How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.

After-tax returns are shown for Class A shares. After-tax returns for Class Z shares will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Class Z shares have not had one full calendar year of performance as of the date of this prospectus and therefore performance is not yet available.
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	Class Z shares have not had one full calendar year of performance as of the date of this prospectus and therefore performance is not yet available. The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, for the Fund’s Class A shares (which are not offered in this prospectus), respectively:
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, for the Fund’s Class A shares (which are not offered in this prospectus), respectively:

• how the Fund’s Class A performance has varied for each full calendar year shown on the bar chart; and

• how the Fund’s Class A average annual total returns compare to recognized measures of market performance shown on the table.

Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.345.6611
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	columbiamanagement.com
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The sales charge for Class A shares is not reflected in the bar chart or the table. Class Z shares are not subject to a sales charge. If the Class A sales charge was reflected, returns would be lower than those shown.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares. After-tax returns for Class Z shares will vary.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.
ANNUAL TOTAL RETURNS	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	CLASS A ANNUAL TOTAL RETURNS (WITHOUT SALES CHARGE)
Annual Return Caption [Text]	rr_AnnualReturnCaption	(calendar year)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown: • Highest return for a calendar quarter was +8.01% (quarter ended Sept. 30, 2010) • Lowest return for a calendar quarter was -4.55% (quarter ended Sept. 30, 2008)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (without sales charge) (for periods ended Dec. 31, 2010)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Fund performance information prior to March 7, 2011 represents that of the Fund as a series of RiverSource Global Series, Inc., a Minnesota corporation. The Fund was reorganized into a series of Columbia Funds Series Trust II, a Massachusetts business trust, on that date.
Columbia Global Bond Fund | Class Z Shares | Columbia Global Bond Fund - Class A
ANNUAL TOTAL RETURNS	rr_BarChartTableAbstract
2001	rr_AnnualReturn2001	1.51%
2002	rr_AnnualReturn2002	14.02%
2003	rr_AnnualReturn2003	13.27%
2004	rr_AnnualReturn2004	9.98%
2005	rr_AnnualReturn2005	(5.32%)
2006	rr_AnnualReturn2006	6.87%
2007	rr_AnnualReturn2007	7.48%
2008	rr_AnnualReturn2008	(1.08%)
2009	rr_AnnualReturn2009	12.07%
2010	rr_AnnualReturn2010	6.37%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.01%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.55%)
Columbia Global Bond Fund | Class Z Shares | Columbia Global Bond Fund - Class Z
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class Z
Management fees	rr_ManagementFeesOverAssets	0.71%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.45%	[9]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.16%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[10]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	0.96%	[10]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class Z
1 year	rr_ExpenseExampleYear01	98
3 years	rr_ExpenseExampleYear03	349
5 years	rr_ExpenseExampleYear05	620
10 years	rr_ExpenseExampleYear10	1,396
Columbia Global Bond Fund | Class A, B, C, I, R, R4 and W Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary of the Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Columbia Global Bond Fund (the Fund) seeks to provide shareholders with high total return through income and growth of capital.
FEES AND EXPENSES OF THE FUND	cfst1352280_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your immediate family (that share the same mailing address), agree to invest in the future, at least $50,000 in any of the Columbia, Columbia Acorn or RiverSource funds (including the Seligman and Threadneedle branded funds) (the Fund Family). More information about these and other discounts is available from your financial intermediary and under “Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions” on page S.23 of this prospectus and on page D.1 of Appendix D in the Fund’s Statement of Additional Information (SAI).
Expense Breakpoint Discounts	cfst1352280_ExpenseBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your immediate family (that share the same mailing address), agree to invest in the future, at least $50,000 in any of the Columbia, Columbia Acorn or RiverSource funds (including the Seligman and Threadneedle branded funds) (the Fund Family). More information about these and other discounts is available from your financial intermediary and under “Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions” on page S.23 of this prospectus and on page D.1 of Appendix D in the Fund’s Statement of Additional Information (SAI).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Dec. 31, 2011
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	cfst1352280_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 62% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	62.00%
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a non-diversified mutual fund that invests primarily in debt obligations of U.S. and foreign issuers. Under normal market conditions, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) will be invested in investment-grade corporate or government debt obligations, including money market instruments, of issuers located in at least three different countries. Although the Fund emphasizes high and medium-quality debt securities, it may assume some credit risk in seeking to achieve higher dividends and /or capital appreciation by buying below investment-grade bonds (junk bonds). The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy.

Under normal market conditions, the Fund generally will invest at least 40% of its net assets in debt obligations of foreign governments, and companies that (a) maintain their principal place of business or conduct their principal business activities outside the U.S., (b) have their securities traded on non-U.S. exchanges or (c) have been formed under the laws of non-U.S. countries. The investment manager may reduce this 40% minimum investment amount to 30% if it believes that market conditions for these securities or specific foreign markets are unfavorable. The Fund considers a company to conduct its principal business activities outside the U.S. if it derives at least 50% of its revenue from business outside the U.S. or had at least 50% of its assets outside the U.S.

The Fund may invest in fixed income securities of any maturity and does not seek to maintain a particular dollar-weighted average maturity.

The investment manager monitors the Fund’s exposure to interest rate and foreign currency fluctuations. The investment manager may use derivatives such as futures, options, forward foreign currency contracts and Mortgage To-Be Announced (TBAs), in an effort to produce incremental earnings, to hedge existing positions, interest rate fluctuations or currency fluctuations, to increase market exposure and investment flexibility, or to obtain or reduce credit exposure.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Credit Risk. Credit risk is the risk that fixed-income securities in the Fund’s portfolio will decline in price or fail to pay interest or repay principal when due because the issuer of the security or the counterparty to a contract will default or otherwise become unable or unwilling to honor its financial obligations. Unrated securities held by the Fund present increased credit risk.

Derivatives Risk - Forward Foreign Currency Contracts. The Fund may enter into forward foreign currency contracts, which are types of derivative contracts, whereby the Fund may buy or sell a country’s currency at a specific price on a specific date, usually 30, 60, or 90 days in the future for a specific exchange rate on a given date. These contracts, however, may fall in value due to foreign market downswings or foreign currency value fluctuations. The Fund may enter into forward foreign currency contracts for risk management (hedging) or investment purposes. The Fund’s hedging strategy may be unable to achieve its objectives and may limit any potential gain that might result from an increase in the value of the currency. Unanticipated changes in the currency markets could result in reduced performance for the Fund. Cash or securities designated in an amount equal to the value of the Fund’s forward foreign currency contracts may limit the Fund’s investment flexibility. The Fund may incur a loss when engaging in offsetting transactions at, or prior to, maturity of a forward foreign currency contract. The Fund may also incur currency conversion costs when converting foreign currencies into U.S. dollars.

Derivatives Risk. The Fund’s use of derivatives involves risks different from, and possibly greater than, the risks associated with investing directly in the investments underlying the derivatives. Derivatives may be volatile and involve significant risk, such as, among other things, correlation risk, counterparty credit risk, hedging risk, leverage risk and liquidity risk. Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment.

Risks of Foreign/Emerging Markets Investing. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund’s portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

Investments in emerging markets may present greater risk of loss than a typical foreign security investment. Because of the less developed markets and economics and less mature governments and governmental institutions, the risks of investing in foreign securities may be intensified in the case of investments in issuers organized, domiciled or doing business in emerging markets.

Geographic Concentration Risk. The Fund may be particularly susceptible to economic, political, regulatory or other events or conditions affecting companies and countries within the specific geographic regions in which the Fund invests. The Fund may be more volatile than a more geographically diversified fund.

High-Yield Securities Risk. The Fund’s investment in below-investment grade fixed-income securities (i.e., high-yield or junk bonds) exposes the Fund to a greater risk of loss than a fund that invests solely in investment grade securities.

Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. When interest rates rise, prices of fixed-income securities generally fall. In general, the longer the maturity or duration of a fixed-income security, the greater its sensitivity to changes in interest rates. Interest rate changes also may increase prepayments of debt obligations.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

Liquidity Risk. Liquidity risk is the risk associated with a lack of marketability of securities which may make it difficult or impossible to sell the security at desirable prices in order to minimize loss. The Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity.

Market Risk. The market value of securities may fall, fail to rise, or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole.

Non-Diversification Risk. Compared with a “diversified” fund, the Fund may invest a greater percentage of its assets in the securities of a single issuer. A decline in the value of that investment could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

Prepayment and Extension Risk. Prepayment and extension risk is the risk that a loan, bond or other security might be called or otherwise converted, prepaid or redeemed before maturity, and the portfolio managers may not be able to invest the proceeds in securities or loans providing as high a level of income, resulting in a reduced yield to the Fund. As interest rates rise or spreads widen, the likelihood of prepayment decreases. The portfolio managers may be unable to capitalize on securities with higher interest rates or wider spreads because the Fund’s investments are locked in at a lower rate for a longer period of time.

Sector Risk. Investments that are concentrated in a particular issuer, geographic region industry or sector will be more susceptible to changes in price. The more a fund diversifies its investments, the more it spreads risk and potentially reduces the risks of loss and volatility.

Sovereign Debt Risk. A sovereign debtor’s willingness or ability to repay principal and pay interest in a timely manner may be affected by a variety of factors, including its cash flow situation, the extent of its reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor’s policy toward international lenders, and the political constraints to which a sovereign debtor may be subject. Sovereign debt risk is increased for emerging market issuers.

Risk Lose Money [Text]	rr_RiskLoseMoney	Please remember that with any mutual fund investment you may lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus

Non-Diversification Risk. Compared with a “diversified” fund, the Fund may invest a greater percentage of its assets in the securities of a single issuer. A decline in the value of that investment could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

PAST PERFORMANCE	cfst1352280_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

• how the Fund’s Class A performance has varied for each full calendar year shown on the bar chart; and

• how the Fund’s average annual total returns compare to recognized measures of market performance shown on the table. Class R does not have a full calendar year of performance and therefore performance information for this class is not shown.

How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.

Class A share information is shown in the bar chart; the sales charge for Class A shares is not reflected in the bar chart. If the sales charge was reflected, returns would be lower than those shown.

After-tax returns are shown only for Class A shares. After-tax returns for the other classes will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

• how the Fund’s Class A performance has varied for each full calendar year shown on the bar chart; and

• how the Fund’s average annual total returns compare to recognized measures of market performance shown on the table.

Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.345.6611
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	columbiamanagement.com
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Class A share information is shown in the bar chart; the sales charge for Class A shares is not reflected in the bar chart. If the sales charge was reflected, returns would be lower than those shown.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A shares. After-tax returns for the other classes will vary.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.
ANNUAL TOTAL RETURNS	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	CLASS A ANNUAL TOTAL RETURNS (WITHOUT SALES CHARGE)
Annual Return Caption [Text]	rr_AnnualReturnCaption	(calendar year)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown: • Highest return for a calendar quarter was +8.01% (quarter ended Sept. 30, 2010) • Lowest return for a calendar quarter was -4.55% (quarter ended Sept. 30, 2008)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (after applicable sales charges) (for periods ended Dec. 31, 2010)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Fund performance information prior to March 7, 2011 represents that of the Fund as a series of Riversource Global Series, Inc., a Minnesota corporation. The Fund was reorganized into a series of Columbia Funds Series Trust II, a Massachusetts business trust, on that date.
Columbia Global Bond Fund | Class A, B, C, I, R, R4 and W Shares | Columbia Global Bond Fund - Class A
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class A
Management fees	rr_ManagementFeesOverAssets	0.71%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.45%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.41%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[11]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.21%	[11]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	592
3 years	rr_ExpenseExampleYear03	882
5 years	rr_ExpenseExampleYear05	1,192
10 years	rr_ExpenseExampleYear10	2,074
ANNUAL TOTAL RETURNS	rr_BarChartTableAbstract
2001	rr_AnnualReturn2001	1.51%
2002	rr_AnnualReturn2002	14.02%
2003	rr_AnnualReturn2003	13.27%
2004	rr_AnnualReturn2004	9.98%
2005	rr_AnnualReturn2005	(5.32%)
2006	rr_AnnualReturn2006	6.87%
2007	rr_AnnualReturn2007	7.48%
2008	rr_AnnualReturn2008	(1.08%)
2009	rr_AnnualReturn2009	12.07%
2010	rr_AnnualReturn2010	6.37%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.01%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.55%)
Columbia Global Bond Fund | Class A, B, C, I, R, R4 and W Shares | Columbia Global Bond Fund - Class B
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class B
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class B
Management fees	rr_ManagementFeesOverAssets	0.71%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.45%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.16%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[11]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.96%	[11]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class B (if shares are redeemed)
1 year	rr_ExpenseExampleYear01	699
3 years	rr_ExpenseExampleYear03	957
5 years	rr_ExpenseExampleYear05	1,342
10 years	rr_ExpenseExampleYear10	2,291
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class B (if shares are not redeemed)
1 year	rr_ExpenseExampleNoRedemptionYear01	199
3 years	rr_ExpenseExampleNoRedemptionYear03	657
5 years	rr_ExpenseExampleNoRedemptionYear05	1,142
10 years	rr_ExpenseExampleNoRedemptionYear10	2,291
Columbia Global Bond Fund | Class A, B, C, I, R, R4 and W Shares | Columbia Global Bond Fund - Class C
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class C
Management fees	rr_ManagementFeesOverAssets	0.71%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.45%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.16%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[11]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.96%	[11]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class C (if shares are redeemed)
1 year	rr_ExpenseExampleYear01	299
3 years	rr_ExpenseExampleYear03	657
5 years	rr_ExpenseExampleYear05	1,142
10 years	rr_ExpenseExampleYear10	2,482
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C (if shares are not redeemed)
1 year	rr_ExpenseExampleNoRedemptionYear01	199
3 years	rr_ExpenseExampleNoRedemptionYear03	657
5 years	rr_ExpenseExampleNoRedemptionYear05	1,142
10 years	rr_ExpenseExampleNoRedemptionYear10	2,482
Columbia Global Bond Fund | Class A, B, C, I, R, R4 and W Shares | Columbia Global Bond Fund - Class I
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class I
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class I
Management fees	rr_ManagementFeesOverAssets	0.71%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.16%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.87%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[11]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	0.76%	[11]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class I (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	78
3 years	rr_ExpenseExampleYear03	267
5 years	rr_ExpenseExampleYear05	472
10 years	rr_ExpenseExampleYear10	1,067
Columbia Global Bond Fund | Class A, B, C, I, R, R4 and W Shares | Columbia Global Bond Fund - Class R
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class R
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class R
Management fees	rr_ManagementFeesOverAssets	0.71%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.45%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.66%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[11]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.46%	[11]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class R (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	149
3 years	rr_ExpenseExampleYear03	504
5 years	rr_ExpenseExampleYear05	884
10 years	rr_ExpenseExampleYear10	1,954
Columbia Global Bond Fund | Class A, B, C, I, R, R4 and W Shares | Columbia Global Bond Fund - Class R4
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class R4
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class R4
Management fees	rr_ManagementFeesOverAssets	0.71%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.46%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.17%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[11]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.06%	[11]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class R4 (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	108
3 years	rr_ExpenseExampleYear03	361
5 years	rr_ExpenseExampleYear05	634
10 years	rr_ExpenseExampleYear10	1,415
Columbia Global Bond Fund | Class A, B, C, I, R, R4 and W Shares | Columbia Global Bond Fund - Class W
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class W
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class W
Management fees	rr_ManagementFeesOverAssets	0.71%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.45%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.41%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[11]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.21%	[11]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class W (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	123
3 years	rr_ExpenseExampleYear03	427
5 years	rr_ExpenseExampleYear05	753
10 years	rr_ExpenseExampleYear10	1,679
Columbia Global Bond Fund | Class Z Shares | before Taxes | Columbia Global Bond Fund - Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Global Bond Fund:
Label	rr_AverageAnnualReturnLabel	Class A before taxes	[6]
1 year	rr_AverageAnnualReturnYear01	6.37%
5 years	rr_AverageAnnualReturnYear05	6.26%
10 years	rr_AverageAnnualReturnYear10	6.34%
Columbia Global Bond Fund | Class A, B, C, I, R, R4 and W Shares | before Taxes | Columbia Global Bond Fund - Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Global Bond Fund:
Label	rr_AverageAnnualReturnLabel	Class A - before taxes
1 year	rr_AverageAnnualReturnYear01	1.32%
5 years	rr_AverageAnnualReturnYear05	5.23%
10 years	rr_AverageAnnualReturnYear10	5.83%
Columbia Global Bond Fund | Class A, B, C, I, R, R4 and W Shares | before Taxes | Columbia Global Bond Fund - Class B
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Global Bond Fund:
Label	rr_AverageAnnualReturnLabel	Class B - before taxes
1 year	rr_AverageAnnualReturnYear01	0.56%
5 years	rr_AverageAnnualReturnYear05	5.12%
10 years	rr_AverageAnnualReturnYear10	5.52%
Columbia Global Bond Fund | Class A, B, C, I, R, R4 and W Shares | before Taxes | Columbia Global Bond Fund - Class C
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Global Bond Fund:
Label	rr_AverageAnnualReturnLabel	Class C - before taxes
1 year	rr_AverageAnnualReturnYear01	4.57%
5 years	rr_AverageAnnualReturnYear05	5.45%
10 years	rr_AverageAnnualReturnYear10	5.53%
Columbia Global Bond Fund | Class A, B, C, I, R, R4 and W Shares | before Taxes | Columbia Global Bond Fund - Class I
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Global Bond Fund:
Label	rr_AverageAnnualReturnLabel	Class I - before taxes
1 year	rr_AverageAnnualReturnYear01	6.82%
5 years	rr_AverageAnnualReturnYear05	6.70%
10 years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	5.68%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 4, 2004
Columbia Global Bond Fund | Class A, B, C, I, R, R4 and W Shares | before Taxes | Columbia Global Bond Fund - Class R4
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Global Bond Fund:
Label	rr_AverageAnnualReturnLabel	Class R4 - before taxes
1 year	rr_AverageAnnualReturnYear01	6.52%
5 years	rr_AverageAnnualReturnYear05	6.53%
10 years	rr_AverageAnnualReturnYear10	6.57%
Columbia Global Bond Fund | Class A, B, C, I, R, R4 and W Shares | before Taxes | Columbia Global Bond Fund - Class W
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Global Bond Fund:
Label	rr_AverageAnnualReturnLabel	Class W - before taxes
1 year	rr_AverageAnnualReturnYear01	6.19%
5 years	rr_AverageAnnualReturnYear05
10 years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	5.66%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 1, 2006
Columbia Global Bond Fund | Class Z Shares | after taxes on distributions | Columbia Global Bond Fund - Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Global Bond Fund:
Label	rr_AverageAnnualReturnLabel	Class A after taxes on distributions	[6]
1 year	rr_AverageAnnualReturnYear01	5.05%
5 years	rr_AverageAnnualReturnYear05	4.82%
10 years	rr_AverageAnnualReturnYear10	4.89%
Columbia Global Bond Fund | Class A, B, C, I, R, R4 and W Shares | after taxes on distributions | Columbia Global Bond Fund - Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Global Bond Fund:
Label	rr_AverageAnnualReturnLabel	Class A - after taxes on distributions
1 year	rr_AverageAnnualReturnYear01	0.06%
5 years	rr_AverageAnnualReturnYear05	3.80%
10 years	rr_AverageAnnualReturnYear10	4.38%
Columbia Global Bond Fund | Class Z Shares | after taxes on distributions and redemption of fund shares | Columbia Global Bond Fund - Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Global Bond Fund:
Label	rr_AverageAnnualReturnLabel	Class A after taxes on distributions and redemption of fund shares	[6]
1 year	rr_AverageAnnualReturnYear01	4.13%
5 years	rr_AverageAnnualReturnYear05	4.51%
10 years	rr_AverageAnnualReturnYear10	4.61%
Columbia Global Bond Fund | Class A, B, C, I, R, R4 and W Shares | after taxes on distributions and redemption of fund shares | Columbia Global Bond Fund - Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Global Bond Fund:
Label	rr_AverageAnnualReturnLabel	Class A - after taxes on distributions and redemption of fund shares
1 year	rr_AverageAnnualReturnYear01	0.85%
5 years	rr_AverageAnnualReturnYear05	3.62%
10 years	rr_AverageAnnualReturnYear10	4.16%
Columbia Global Equity Fund | Class A, B, C, I, R, R4, R5 and W
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary of the Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Columbia Global Equity Fund (the Fund) seeks to provide shareholders with long-term capital growth.
FEES AND EXPENSES OF THE FUND	cfst1352280_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your immediate family (that share the same mailing address) agree to invest in the future at least $50,000 in any of the Columbia, Columbia Acorn or RiverSource funds (including the Seligman and Threadneedle branded funds) (the Fund Family). More information about these and other discounts is available from your financial intermediary and under “Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions” on page S.23 of this prospectus and on page D.1 of Appendix D in the Fund’s Statement of Additional Information (SAI).
Expense Breakpoint Discounts	cfst1352280_ExpenseBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your immediate family (that share the same mailing address) agree to invest in the future at least $50,000 in any of the Columbia, Columbia Acorn or RiverSource funds (including the Seligman and Threadneedle branded funds) (the Fund Family). More information about these and other discounts is available from your financial intermediary and under “Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions” on page S.23 of this prospectus and on page D.1 of Appendix D in the Fund’s Statement of Additional Information (SAI).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Dec. 31, 2011
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	cfst1352280_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 54% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	54.00%
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) will be invested in equity securities, including securities of companies located in developed and emerging countries. These equity securities generally include common stocks. The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy.

Under normal market conditions, the Fund generally will invest at least 40% of its net assets in companies that maintain their principal place of business or conduct their principal business activities outside the U.S., have their securities traded on non-U.S. exchanges or have been formed under the laws of non-U.S. countries. The Fund’s subadviser may reduce this 40% minimum investment amount to 30% if it believes that market conditions for these securities or specific foreign markets are unfavorable. The Fund considers a company to conduct its principal business activities outside the U.S. if it derives at least 50% of its revenue from business outside the U.S. or had at least 50% of its assets outside the U.S.

The Fund can invest in securities of any size, including mid-capitalization companies.

The Fund will normally have exposure to foreign currencies. The portfolio management team closely monitors the Fund’s exposure to foreign currency. From time to time the team may use derivative instruments such as forward foreign currency contracts in an effort to produce incremental earnings or to hedge against currency fluctuations.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

This Fund is designed for long-term investors with above-average risk tolerance. Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Derivatives Risk - Forward Foreign Currency Contracts. The Fund may enter into forward foreign currency contracts, which are types of derivative contracts, whereby the Fund may buy or sell a country’s currency at a specific price on a specific date, usually 30, 60, or 90 days in the future for a specific exchange rate on a given date. These contracts, however, may fall in value due to foreign market downswings or foreign currency value fluctuations. The Fund may enter in to forward foreign currency contracts for risk management (hedging) or investment purposes. The Fund’s hedging strategy may be unable to achieve its objectives and may limit any potential gain that might result from an increase in the value of the currency. Unanticipated changes in the currency markets could result in reduced performance for the Fund. Cash or securities designated in an amount equal to the value of the Fund’s forward foreign currency contracts may limit the Fund’s investment flexibility. The Fund may incur a loss when engaging in offsetting transactions at, or prior to, maturity of a forward foreign currency contract. The Fund may also incur currency conversion costs when converting foreign currencies into U.S. dollars.

Risks of Foreign/Emerging Markets Investing. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund’s portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

Investments in emerging markets may present greater risk of loss than a typical foreign security investment. Because of the less developed markets and economics and less mature governments and governmental institutions, the risks of investing in foreign securities may be intensified in the case of investments in issuers organized, domiciled or doing business in emerging markets.

Geographic Concentration Risk. The Fund may be particularly susceptible to economic, political, regulatory or other events or conditions affecting companies and countries within the specific geographic regions in which the Fund invests. The Fund may be more volatile than a more geographically diversified fund.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

Market Risk. The market value of securities may fall, fail to rise, or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole.

Mid-Sized Company Risk. Investments in mid-sized companies often involve greater risks than investments in larger, more established companies, including less predictable earnings and lack of experienced management, financial resources, product diversification and competitive strengths.

Risk Lose Money [Text]	rr_RiskLoseMoney	Please remember that with any mutual fund investment you may lose money.
PAST PERFORMANCE	cfst1352280_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

• how the Fund’s Class A performance has varied for each full calendar year shown on the bar chart; and

• how the Fund’s average annual total returns compare to recognized measures of market performance shown on the table.

How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.

Class A share information is shown in the bar chart; the sales charge for Class A shares is not reflected in the bar chart. If the sales charge was reflected, returns would be lower than those shown.

After-tax returns are shown only for Class A shares. After-tax returns for the other classes will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

• how the Fund’s Class A performance has varied for each full calendar year shown on the bar chart; and

• how the Fund’s average annual total returns compare to recognized measures of market performance shown on the table.

Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.345.6611
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	columbiamanagement.com
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Class A share information is shown in the bar chart; the sales charge for Class A shares is not reflected in the bar chart. If the sales charge was reflected, returns would be lower than those shown.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A shares. After-tax returns for the other classes will vary.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.
ANNUAL TOTAL RETURNS	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	CLASS A ANNUAL TOTAL RETURNS (WITHOUT SALES CHARGE)
Annual Return Caption [Text]	rr_AnnualReturnCaption	(calendar year)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown: • Highest return for a calendar quarter was +17.75% (quarter ended June 30, 2009) • Lowest return for a calendar quarter was -19.76% (quarter ended Dec. 31, 2008)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (after applicable sales charges) (for periods ended Dec. 31, 2010)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Fund performance information prior to March 7, 2011 represents that of the Fund as a series of RiverSource Global Series, Inc., a Minnesota corporation. The Fund was reorganized into a series of Columbia Funds Series Trust II, a Massachusetts business trust, on that date.
Columbia Global Equity Fund | Class A, B, C, I, R, R4, R5 and W | Columbia Global Equity Fund - Class A
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class A
Management fees	rr_ManagementFeesOverAssets	0.75%	[12]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.45%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.45%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[13]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.32%	[13]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	702
3 years	rr_ExpenseExampleYear03	996
5 years	rr_ExpenseExampleYear05	1,311
10 years	rr_ExpenseExampleYear10	2,205
ANNUAL TOTAL RETURNS	rr_BarChartTableAbstract
2001	rr_AnnualReturn2001	(22.29%)
2002	rr_AnnualReturn2002	(23.38%)
2003	rr_AnnualReturn2003	25.16%
2004	rr_AnnualReturn2004	16.08%
2005	rr_AnnualReturn2005	18.41%
2006	rr_AnnualReturn2006	19.15%
2007	rr_AnnualReturn2007	13.60%
2008	rr_AnnualReturn2008	(42.15%)
2009	rr_AnnualReturn2009	29.29%
2010	rr_AnnualReturn2010	13.55%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.75%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.76%)
Columbia Global Equity Fund | Class A, B, C, I, R, R4, R5 and W | Columbia Global Equity Fund - Class B
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class B
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class B
Management fees	rr_ManagementFeesOverAssets	0.75%	[12]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.45%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.20%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[13]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	2.07%	[13]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class B (if shares are redeemed)
1 year	rr_ExpenseExampleYear01	710
3 years	rr_ExpenseExampleYear03	976
5 years	rr_ExpenseExampleYear05	1,369
10 years	rr_ExpenseExampleYear10	2,338
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class B (if shares are not redeemed)
1 year	rr_ExpenseExampleNoRedemptionYear01	210
3 years	rr_ExpenseExampleNoRedemptionYear03	676
5 years	rr_ExpenseExampleNoRedemptionYear05	1,169
10 years	rr_ExpenseExampleNoRedemptionYear10	2,338
Columbia Global Equity Fund | Class A, B, C, I, R, R4, R5 and W | Columbia Global Equity Fund - Class C
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class C
Management fees	rr_ManagementFeesOverAssets	0.75%	[12]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.45%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.20%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[13]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	2.07%	[13]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class C (if shares are redeemed)
1 year	rr_ExpenseExampleYear01	310
3 years	rr_ExpenseExampleYear03	676
5 years	rr_ExpenseExampleYear05	1,169
10 years	rr_ExpenseExampleYear10	2,528
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C (if shares are not redeemed)
1 year	rr_ExpenseExampleNoRedemptionYear01	210
3 years	rr_ExpenseExampleNoRedemptionYear03	676
5 years	rr_ExpenseExampleNoRedemptionYear05	1,169
10 years	rr_ExpenseExampleNoRedemptionYear10	2,528
Columbia Global Equity Fund | Class A, B, C, I, R, R4, R5 and W | Columbia Global Equity Fund - Class I
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class I
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class I
Management fees	rr_ManagementFeesOverAssets	0.75%	[12]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.16%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.91%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[13]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	0.87%	[13]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class I (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	89
3 years	rr_ExpenseExampleYear03	286
5 years	rr_ExpenseExampleYear05	501
10 years	rr_ExpenseExampleYear10	1,120
Columbia Global Equity Fund | Class A, B, C, I, R, R4, R5 and W | Columbia Global Equity Fund - Class R
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class R
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class R
Management fees	rr_ManagementFeesOverAssets	0.75%	[12]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.45%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.70%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[13]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.57%	[13]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class R (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	160
3 years	rr_ExpenseExampleYear03	523
5 years	rr_ExpenseExampleYear05	912
10 years	rr_ExpenseExampleYear10	2,003
Columbia Global Equity Fund | Class A, B, C, I, R, R4, R5 and W | Columbia Global Equity Fund - Class R4
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class R4
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class R4
Management fees	rr_ManagementFeesOverAssets	0.75%	[12]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.46%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.21%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[13]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.17%	[13]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class R4 (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	119
3 years	rr_ExpenseExampleYear03	380
5 years	rr_ExpenseExampleYear05	662
10 years	rr_ExpenseExampleYear10	1,467
Columbia Global Equity Fund | Class A, B, C, I, R, R4, R5 and W | Columbia Global Equity Fund - Class R5
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class R5
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class R5
Management fees	rr_ManagementFeesOverAssets	0.75%	[12]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.21%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.96%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[13]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	0.92%	[13]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class R5 (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	94
3 years	rr_ExpenseExampleYear03	302
5 years	rr_ExpenseExampleYear05	528
10 years	rr_ExpenseExampleYear10	1,179
Columbia Global Equity Fund | Class A, B, C, I, R, R4, R5 and W | Columbia Global Equity Fund - Class W
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class W
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class W
Management fees	rr_ManagementFeesOverAssets	0.75%	[12]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.45%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.45%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[13]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.32%	[13]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class W (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	134
3 years	rr_ExpenseExampleYear03	446
5 years	rr_ExpenseExampleYear05	781
10 years	rr_ExpenseExampleYear10	1,729
Columbia Global Equity Fund | Class Z Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary of the Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Columbia Global Equity Fund (the Fund) seeks to provide shareholders with long-term capital growth.
FEES AND EXPENSES OF THE FUND	cfst1352280_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Class Z shares of the Fund.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Dec. 31, 2011
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	cfst1352280_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 54% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	54.00%
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) will be invested in equity securities, including securities of companies located in developed and emerging countries. These equity securities generally include common stocks. The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy.

Under normal market conditions, the Fund generally will invest at least 40% of its net assets in companies that maintain their principal place of business or conduct their principal business activities outside the U.S., have their securities traded on non-U.S. exchanges or have been formed under the laws of non-U.S. countries. The Fund’s subadviser may reduce this 40% minimum investment amount to 30% if it believes that market conditions for these securities or specific foreign markets are unfavorable. The Fund considers a company to conduct its principal business activities outside the U.S. if it derives at least 50% of its revenue from business outside the U.S. or had at least 50% of its assets outside the U.S.

The Fund can invest in securities of any size, including mid-capitalization companies.

The Fund will normally have exposure to foreign currencies. The portfolio management team closely monitors the Fund’s exposure to foreign currency. From time to time the team may use derivative instruments such as forward foreign currency contracts in an effort to produce incremental earnings or to hedge against currency fluctuations.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

This Fund is designed for long-term investors with above-average risk tolerance. Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Derivatives Risk - Forward Foreign Currency Contracts. The Fund may enter into forward foreign currency contracts, which are types of derivative contracts, whereby the Fund may buy or sell a country’s currency at a specific price on a specific date, usually 30, 60, or 90 days in the future for a specific exchange rate on a given date. These contracts, however, may fall in value due to foreign market downswings or foreign currency value fluctuations. The Fund may enter into forward foreign currency contracts for risk management (hedging) or investment purposes. The Fund’s hedging strategy may be unable to achieve its objectives and may limit any potential gain that might result from an increase in the value of the currency. Unanticipated changes in the currency markets could result in reduced performance for the Fund. Cash or securities designated in an amount equal to the value of the Fund’s forward foreign currency contracts may limit the Fund’s investment flexibility. The Fund may incur a loss when engaging in offsetting transactions at, or prior to, maturity of a forward foreign currency contract. The Fund may also incur currency conversion costs when converting foreign currencies into U.S. dollars.

Risks of Foreign/Emerging Markets Investing. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund’s portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

Investments in emerging markets may present greater risk of loss than a typical foreign security investment. Because of the less developed markets and economics and less mature governments and governmental institutions, the risks of investing in foreign securities may be intensified in the case of investments in issuers organized, domiciled or doing business in emerging markets.

Geographic Concentration Risk. The Fund may be particularly susceptible to economic, political, regulatory or other events or conditions affecting companies and countries within the specific geographic regions in which the Fund invests. The Fund may be more volatile than a more geographically diversified fund.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

Market Risk. The market value of securities may fall, fail to rise, or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole.

Mid-Sized Company Risk. Investments in mid-sized companies often involve greater risks than investments in larger, more established companies, including less predictable earnings and lack of experienced management, financial resources, product diversification and competitive strengths.

Risk Lose Money [Text]	rr_RiskLoseMoney	Please remember that with any mutual fund investment you may lose money.
PAST PERFORMANCE	cfst1352280_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Class Z shares have not had one full calendar year of performance as of the date of this prospectus and therefore performance is not yet available. The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, for the Fund’s Class A shares (which are not offered in this prospectus), respectively:

• how the Fund’s Class A performance has varied for each full calendar year shown on the bar chart; and

• how the Fund’s Class A average annual total returns compare to recognized measures of market performance shown on the table.

The sales charge for Class A shares is not reflected in the bar chart or the table. Class Z shares are not subject to a sales charge. If the Class A sales charge was reflected, returns would be lower than those shown.

How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.

After-tax returns are shown for Class A shares. After-tax returns for Class Z shares will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Class Z shares have not had one full calendar year of performance as of the date of this prospectus and therefore performance is not yet available.
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	Class Z shares have not had one full calendar year of performance as of the date of this prospectus and therefore performance is not yet available. The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, for the Fund’s Class A shares (which are not offered in this prospectus), respectively:
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, for the Fund’s Class A shares (which are not offered in this prospectus), respectively:

• how the Fund’s Class A performance has varied for each full calendar year shown on the bar chart; and

• how the Fund’s Class A average annual total returns compare to recognized measures of market performance shown on the table.

Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.345.6611
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	columbiamanagement.com
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The sales charge for Class A shares is not reflected in the bar chart or the table. Class Z shares are not subject to a sales charge. If the Class A sales charge was reflected, returns would be lower than those shown.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares. After-tax returns for Class Z shares will vary.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.
ANNUAL TOTAL RETURNS	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	CLASS A ANNUAL TOTAL RETURNS (WITHOUT SALES CHARGE)
Annual Return Caption [Text]	rr_AnnualReturnCaption	(calendar year)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown: • Highest return for a calendar quarter was +17.75% (quarter ended June 30, 2009) • Lowest return for a calendar quarter was -19.76% (quarter ended Dec. 31, 2008)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (without sales charge) (for periods ended Dec. 31, 2010)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Fund performance information prior to March 7, 2011 represents that of the Fund as a series of RiverSource Global Series, Inc., a Minnesota corporation. The Fund was reorganized into a series of Columbia Funds Series Trust II, a Massachusetts business trust, on that date.
Columbia Global Equity Fund | Class Z Shares | Columbia Global Equity Fund - Class A
ANNUAL TOTAL RETURNS	rr_BarChartTableAbstract
2001	rr_AnnualReturn2001	(22.29%)
2002	rr_AnnualReturn2002	(23.38%)
2003	rr_AnnualReturn2003	25.16%
2004	rr_AnnualReturn2004	16.08%
2005	rr_AnnualReturn2005	18.41%
2006	rr_AnnualReturn2006	19.15%
2007	rr_AnnualReturn2007	13.60%
2008	rr_AnnualReturn2008	(42.15%)
2009	rr_AnnualReturn2009	29.29%
2010	rr_AnnualReturn2010	13.55%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.75%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.76%)
Columbia Global Equity Fund | Class Z Shares | Columbia Global Equity Fund - Class Z
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class Z
Management fees	rr_ManagementFeesOverAssets	0.75%	[12]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.45%	[9]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.20%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[14]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.07%	[14]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class Z
1 year	rr_ExpenseExampleYear01	109
3 years	rr_ExpenseExampleYear03	368
5 years	rr_ExpenseExampleYear05	648
10 years	rr_ExpenseExampleYear10	1,448
Columbia Global Equity Fund | Class A, B, C, I, R, R4, R5 and W | before Taxes | Columbia Global Equity Fund - Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Global Equity Fund:
Label	rr_AverageAnnualReturnLabel	Class A before taxes
1 year	rr_AverageAnnualReturnYear01	7.03%
5 years	rr_AverageAnnualReturnYear05	1.62%
10 years	rr_AverageAnnualReturnYear10	1.05%
Columbia Global Equity Fund | Class A, B, C, I, R, R4, R5 and W | before Taxes | Columbia Global Equity Fund - Class B
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Global Equity Fund:
Label	rr_AverageAnnualReturnLabel	Class B before taxes
1 year	rr_AverageAnnualReturnYear01	7.85%
5 years	rr_AverageAnnualReturnYear05	1.68%
10 years	rr_AverageAnnualReturnYear10	0.86%
Columbia Global Equity Fund | Class A, B, C, I, R, R4, R5 and W | before Taxes | Columbia Global Equity Fund - Class C
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Global Equity Fund:
Label	rr_AverageAnnualReturnLabel	Class C before taxes
1 year	rr_AverageAnnualReturnYear01	11.84%
5 years	rr_AverageAnnualReturnYear05	2.05%
10 years	rr_AverageAnnualReturnYear10	0.85%
Columbia Global Equity Fund | Class A, B, C, I, R, R4, R5 and W | before Taxes | Columbia Global Equity Fund - Class I
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Global Equity Fund:
Label	rr_AverageAnnualReturnLabel	Class I before taxes
1 year	rr_AverageAnnualReturnYear01	14.00%
5 years	rr_AverageAnnualReturnYear05
10 years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	1.29%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 1, 2008
Columbia Global Equity Fund | Class A, B, C, I, R, R4, R5 and W | before Taxes | Columbia Global Equity Fund - Class R
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Global Equity Fund:
Label	rr_AverageAnnualReturnLabel	Class R before taxes
1 year	rr_AverageAnnualReturnYear01	14.02%
5 years	rr_AverageAnnualReturnYear05
10 years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	(0.59%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 11, 2006
Columbia Global Equity Fund | Class A, B, C, I, R, R4, R5 and W | before Taxes | Columbia Global Equity Fund - Class R4
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Global Equity Fund:
Label	rr_AverageAnnualReturnLabel	Class R4 before taxes
1 year	rr_AverageAnnualReturnYear01	13.77%
5 years	rr_AverageAnnualReturnYear05	3.03%
10 years	rr_AverageAnnualReturnYear10	1.84%
Columbia Global Equity Fund | Class A, B, C, I, R, R4, R5 and W | before Taxes | Columbia Global Equity Fund - Class R5
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Global Equity Fund:
Label	rr_AverageAnnualReturnLabel	Class R5 before taxes
1 year	rr_AverageAnnualReturnYear01	14.15%
5 years	rr_AverageAnnualReturnYear05
10 years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	(0.11%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 11, 2006
Columbia Global Equity Fund | Class A, B, C, I, R, R4, R5 and W | before Taxes | Columbia Global Equity Fund - Class W
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Global Equity Fund:
Label	rr_AverageAnnualReturnLabel	Class W before taxes
1 year	rr_AverageAnnualReturnYear01	13.55%
5 years	rr_AverageAnnualReturnYear05
10 years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	(0.33%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 1, 2006
Columbia Global Equity Fund | Class Z Shares | before Taxes | Columbia Global Equity Fund - Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Global Equity Fund:
Label	rr_AverageAnnualReturnLabel	Class A before taxes	[6]
1 year	rr_AverageAnnualReturnYear01	13.55%
5 years	rr_AverageAnnualReturnYear05	2.83%
10 years	rr_AverageAnnualReturnYear10	1.65%
Columbia Global Equity Fund | Class A, B, C, I, R, R4, R5 and W | after taxes on distributions | Columbia Global Equity Fund - Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Global Equity Fund:
Label	rr_AverageAnnualReturnLabel	Class A after taxes on distributions
1 year	rr_AverageAnnualReturnYear01	7.11%
5 years	rr_AverageAnnualReturnYear05	1.41%
10 years	rr_AverageAnnualReturnYear10	0.92%
Columbia Global Equity Fund | Class Z Shares | after taxes on distributions | Columbia Global Equity Fund - Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Global Equity Fund:
Label	rr_AverageAnnualReturnLabel	Class A after taxes on distributions	[6]
1 year	rr_AverageAnnualReturnYear01	13.64%
5 years	rr_AverageAnnualReturnYear05	2.62%
10 years	rr_AverageAnnualReturnYear10	1.52%
Columbia Global Equity Fund | Class A, B, C, I, R, R4, R5 and W | after taxes on distributions and redemption of fund shares | Columbia Global Equity Fund - Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Global Equity Fund:
Label	rr_AverageAnnualReturnLabel	Class A after taxes on distributions and redemption of fund shares
1 year	rr_AverageAnnualReturnYear01	4.77%
5 years	rr_AverageAnnualReturnYear05	1.27%
10 years	rr_AverageAnnualReturnYear10	0.82%
Columbia Global Equity Fund | Class Z Shares | after taxes on distributions and redemption of fund shares | Columbia Global Equity Fund - Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Global Equity Fund:
Label	rr_AverageAnnualReturnLabel	Class A after taxes on distributions and redemption of fund shares	[6]
1 year	rr_AverageAnnualReturnYear01	9.02%
5 years	rr_AverageAnnualReturnYear05	2.31%
10 years	rr_AverageAnnualReturnYear10	1.34%
Columbia Global Extended Alpha Fund | Class Z Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary of the Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Columbia Global Extended Alpha Fund (the Fund) seeks to provide shareholders with long-term capital growth.
FEES AND EXPENSES OF THE FUND	cfst1352280_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Class Z shares of the Fund.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Dec. 31, 2011
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	cfst1352280_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 128% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	128.00%
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund will invest primarily in equity securities, including at least 40% of its net assets in companies that maintain their principal place of business or conduct their principal business activities outside the U.S., have their securities traded on non-U.S. exchanges or have been formed under the laws of non-U.S. countries. The Fund’s subadviser may reduce this 40% minimum investment amount to 30% if it believes that market conditions for these securities or specific foreign markets are unfavorable. The Fund considers a company to conduct its principal business activities outside the U.S. if it derives at least 50% of its revenue from business outside the U.S. or had at least 50% of its assets outside the U.S. The Fund may invest in equity securities of companies located in developed and emerging markets. The Fund will hold both long and short positions. A long position is an ordinary purchase of a security. When the Fund takes a short position, it sells a security that it has borrowed in anticipation of a decline in the price of the security. The subadviser is able to invest the proceeds from its short positions in additional long positions, ‘extending’ the equity exposure of the Fund in an effort to achieve an enhanced level of ‘alpha.’ Alpha represents how much the Fund’s return is attributable to the subadviser’s ability to deliver above-average returns, adjusted for risk. To complete as short sale transaction, the Fund buys back the same security in the market and returns it to the lender.

If the price of the security falls sufficiently, the Fund will make money. If it instead increases in price, the Fund will lose money. Both long and short positions may be obtained through buying or selling individual securities or creating similar long or short exposure through the use of derivative instruments.

The Fund expects to maintain an approximate net long asset exposure to the equity market (long market exposure minus short market exposure) between 90% and 105%, targeting 110% to 140% gross long exposure and 10% to 40% gross short exposure. Actual exposure will vary over time based on factors such as market movements and the portfolio management team’s assessment of market conditions and may result in the Fund not taking short positions from time to time.

In addition to individual stocks, the portfolio management team may use exchange traded funds (ETFs), and certain derivative instruments, including portfolio and equity swaps, futures, options and forward contracts. These instruments may be used by the Fund to obtain additional long or short exposure to a security (or basket of securities) or to hedge existing long or short positions.

Columbia Management Investment Advisers, LLC (the investment manager) is responsible for oversight of the Fund’s subadviser, Threadneedle International Limited (Threadneedle), an indirect wholly-owned subsidiary of Ameriprise Financial, Inc., the parent company of the investment manager. In pursuit of the Fund’s objective, Threadneedle seeks to identify securities that offer the greatest promise for outperformance (long positions) and securities with the greatest promise for underperformance (short positions).

In addition to selling securities short that Threadneedle believes have the greatest promise for underperformance, Threadneedle may also establish short positions in an effort to mitigate potential additional risks introduced through the selection of the Fund’s active long and short positions.

The Fund will normally have exposure to foreign currencies. The portfolio management team closely monitors the Fund’s exposure to foreign currency. From time to time the team may hold foreign currencies, or use forward currency transactions or other derivative instruments to hedge against currency fluctuations.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

This Fund is designed for long-term investors with above-average risk tolerance. Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives. A fund that takes both long and short positions presents increased risk.

Counterparty Risk. Counterparty credit risk is the risk that a Fund’s counterparty becomes bankrupt or otherwise fails to perform its obligations, and the Fund may obtain no or only limited recovery of its investments, and any recovery may be significantly delayed.

Derivatives Risk. The Fund’s use of derivatives involves risks different from, and possibly greater than, the risks associated with investing directly in the investments underlying the derivatives. Derivatives may be volatile and involve significant risk, such as, among other things, correlation risk, counterparty credit risk, hedging risk, leverage risk and liquidity risk. Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment.

ETF Risk. ETFs are subject to, among other risks, tracking risk and passive investment risk. In addition, shareholders bear both their proportionate share of the Fund’s expenses and similar expenses incurred through the Fund’s ownership of the ETF.

Risks of Foreign/Emerging Markets Investing. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund’s portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

Investments in emerging markets may present greater risk of loss than a typical foreign security investment. Because of the less developed markets and economics and less mature governments and governmental institutions, the risks of investing in foreign securities may be intensified in the case of investments in issuers organized, domiciled or doing business in emerging markets.

Geographic Concentration Risk. The Fund may be particularly susceptible to economic, political, regulatory or other events or conditions affecting companies and countries within the specific geographic regions in which the Fund invests. The Fund may be more volatile than a more geographically diversified fund.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

Leverage Risk. Leverage occurs when the Fund increases its assets available for investment using borrowings, short sales, derivatives, or other instruments or techniques. The use of leverage creates greater likelihood of higher volatility of the Fund’s return and its net asset value. Changes in the value of the Fund’s portfolio securities will have a disproportionate effect on the net asset value per share when leverage is used. There is no guarantee that a leveraging strategy will be successful.

Market Risk. The market value of securities may fall, fail to rise, or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. These risks are generally greater for small and mid-sized companies.

Short Selling Risk. The Fund may make short sales, which involves selling a security the Fund does not own in anticipation that the security’s price will decline. Short positions introduce more risk to the Fund than long positions (where the Fund owns security) because the maximum sustainable loss on a security purchased (held long) is limited to the amount paid for the security plus the transaction costs, whereas there is no maximum price of the shorted security when purchased in the open market. Therefore, in theory, securities sold short have unlimited risk. The Fund’s use of short sales in effect “leverages” the Fund, as the Fund may use the cash proceeds from short sales to invest in additional long positions. Leverage potentially exposes the Fund to greater risks of loss due to unanticipated market movements, which may magnify losses and increase the volatility of returns. In addition, the Fund will incur additional expenses by engaging in short sales in the form of transaction costs, and interest and dividend expenses paid to the lender of the security.

Small and Mid-Sized Company Risk. Investments in small and medium size companies often involve greater risks than investments in larger, more established companies, including less predictable earnings and lack of experienced management, financial resources, product diversification and competitive strengths.

Risk Lose Money [Text]	rr_RiskLoseMoney	Please remember that with any mutual fund investment you may lose money.
PAST PERFORMANCE	cfst1352280_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Class Z shares have not had one full calendar year of performance as of the date of this prospectus and therefore performance is not yet available. The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, for the Fund’s Class A shares (which are not offered in this prospectus), respectively:

• how the Fund’s Class A performance has varied for each full calendar year shown on the bar chart; and

• how the Fund’s Class A average annual total returns compare to recognized measures of market performance shown on the table.

The sales charge for Class A shares is not reflected in the bar chart or the table. Class Z shares are not subject to a sales charge. If the Class A sales charge was reflected, returns would be lower than those shown.

How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.

After-tax returns are shown for Class A shares. After-tax returns for Class Z shares will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Class Z shares have not had one full calendar year of performance as of the date of this prospectus and therefore performance is not yet available.
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	Class Z shares have not had one full calendar year of performance as of the date of this prospectus and therefore performance is not yet available. The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, for the Fund’s Class A shares (which are not offered in this prospectus), respectively:
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, for the Fund’s Class A shares (which are not offered in this prospectus), respectively:

• how the Fund’s Class A performance has varied for each full calendar year shown on the bar chart; and

• how the Fund’s Class A average annual total returns compare to recognized measures of market performance shown on the table.

Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.345.6611
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	columbiamanagement.com.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The sales charge for Class A shares is not reflected in the bar chart or the table. Class Z shares are not subject to a sales charge. If the Class A sales charge was reflected, returns would be lower than those shown.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares. After-tax returns for Class Z shares will vary.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.
ANNUAL TOTAL RETURNS	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	CLASS A ANNUAL TOTAL RETURNS (WITHOUT SALES CHARGE)
Annual Return Caption [Text]	rr_AnnualReturnCaption	(calendar year)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown: • Highest return for a calendar quarter was +18.94% (quarter ended June 30, 2009) • Lowest return for a calendar quarter was -10.93% (quarter ended June 30, 2010)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (without sales charge) (for periods ended Dec. 31, 2010)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Fund performance information prior to March 7, 2011 represents that of the Fund as a series of RiverSource Global Series, Inc., a Minnesota corporation. The Fund was reorganized into a series of Columbia Funds Series Trust II, a Massachusetts business trust, on that date.
Columbia Global Extended Alpha Fund | Class Z Shares | Columbia Global Extended Alpha Fund - Class A
ANNUAL TOTAL RETURNS	rr_BarChartTableAbstract
2009	rr_AnnualReturn2009	35.79%
2010	rr_AnnualReturn2010	17.40%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.94%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(10.93%)
Columbia Global Extended Alpha Fund | Class Z Shares | Columbia Global Extended Alpha Fund - Class Z
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class Z
Management fees	rr_ManagementFeesOverAssets	1.12%	[12]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	2.30%	[9]
Total annual fund operating expenses	rr_ExpensesOverAssets	3.42%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.05%)	[15]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.37%	[15]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class Z
1 year	rr_ExpenseExampleYear01	139
3 years	rr_ExpenseExampleYear03	860
5 years	rr_ExpenseExampleYear05	1,604
10 years	rr_ExpenseExampleYear10	3,569
Columbia Global Extended Alpha Fund | Class A, B, C, I, R and R4 Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary of the Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Columbia Global Extended Alpha Fund (the Fund) seeks to provide shareholders with long-term capital growth.
FEES AND EXPENSES OF THE FUND	cfst1352280_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your immediate family (that share the same mailing address) agree to invest in the future at least $50,000 in any of the Columbia, Columbia Acorn or RiverSource funds (including the Seligman and Threadneedle branded funds) (the Fund Family). More information about these and other discounts is available from your financial intermediary and under “Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions” on page S.23 of this prospectus and on page D.1 of Appendix D in the Fund’s Statement of Additional Information (SAI).
Expense Breakpoint Discounts	cfst1352280_ExpenseBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your immediate family (that share the same mailing address) agree to invest in the future at least $50,000 in any of the Columbia, Columbia Acorn or RiverSource funds (including the Seligman and Threadneedle branded funds) (the Fund Family). More information about these and other discounts is available from your financial intermediary and under “Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions” on page S.23 of this prospectus and on page D.1 of Appendix D in the Fund’s Statement of Additional Information (SAI).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Dec. 31, 2011
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	cfst1352280_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 128% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	128.00%
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund will invest primarily in equity securities, including at least 40% of its net assets in companies that maintain their principal place of business or conduct their principal business activities outside the U.S., have their securities traded on non-U.S. exchanges or have been formed under the laws of non-U.S. countries. The Fund’s subadviser may reduce this 40% minimum investment amount to 30% if it believes that market conditions for these securities or specific foreign markets are unfavorable. The Fund considers a company to conduct its principal business activities outside the U.S. if it derives at least 50% of its revenue from business outside the U.S. or had at least 50% of its assets outside the U.S. The Fund may invest in equity securities of companies located in developed and emerging markets. The Fund will hold both long and short positions. A long position is an ordinary purchase of a security. When the Fund takes a short position, it sells a security that it has borrowed in anticipation of a decline in the price of the security. The subadviser is able to invest the proceeds from its short positions in additional long positions, ‘extending’ the equity exposure of the Fund in an effort to achieve an enhanced level of ‘alpha.’ Alpha represents how much the Fund’s return is attributable to the subadviser’s ability to deliver above-average returns, adjusted for risk. To complete a short sale transaction, the Fund buys back the same security in the market and returns it to the lender.

If the price of the security falls sufficiently, the Fund will make money. If it instead increases in price, the Fund will lose money. Both long and short positions may be obtained through buying or selling individual securities or creating similar long or short exposure through the use of derivative instruments.

The Fund expects to maintain an approximate net long asset exposure to the equity market (long market exposure minus short market exposure) between 90% and 105%, targeting 110% to 140% gross long exposure and 10% to 40% gross short exposure. Actual exposure will vary over time based on factors such as market movements and the portfolio management team’s assessment of market conditions and may result in the Fund not taking short positions from time to time.

In addition to individual stocks, the portfolio management team may use exchange traded funds (ETFs), and certain derivative instruments, including portfolio and equity swaps, futures, options and forward contracts. These instruments may be used by the Fund to obtain additional long or short exposure to a security (or basket of securities) or to hedge existing long or short positions.

Columbia Management Investment Advisers, LLC (the investment manager) is responsible for oversight of the Fund’s subadviser, Threadneedle International Limited (Threadneedle), an indirect wholly-owned subsidiary of Ameriprise Financial, Inc., the parent company of the investment manager. In pursuit of the Fund’s objective, Threadneedle seeks to identify securities that offer the greatest promise for outperformance (long positions) and securities with the greatest promise for underperformance (short positions).

In addition to selling securities short that Threadneedle believes have the greatest promise for underperformance, Threadneedle may also establish short positions in an effort to mitigate potential additional risks introduced through the selection of the Fund’s active long and short positions.

The Fund will normally have exposure to foreign currencies. The portfolio management team closely monitors the Fund’s exposure to foreign currency. From time to time the team may hold foreign currencies, or use forward currency transactions or other derivative instruments to hedge against currency fluctuations.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

This Fund is designed for long-term investors with above-average risk tolerance. Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives. A fund that takes both long and short positions presents increased risk.

Counterparty Risk. Counterparty credit risk is the risk that a Fund’s counterparty becomes bankrupt or otherwise fails to perform its obligations, and the Fund may obtain no or only limited recovery of its investments, and any recovery may be significantly delayed.

Derivatives Risk. The Fund’s use of derivatives involves risks different from, and possibly greater than, the risks associated with investing directly in the investments underlying the derivatives. Derivatives may be volatile and involve significant risk, such as, among other things, correlation risk, counterparty credit risk, hedging risk, leverage risk and liquidity risk. Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment.

ETF Risk. ETFs are subject to, among other risks, tracking risk and passive investment risk. In addition, shareholders bear both their proportionate share of the Fund’s expenses and similar expenses incurred through the Fund’s ownership of the ETF.

Risks of Foreign/Emerging Markets Investing. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund’s portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

Investments in emerging markets may present greater risk of loss than a typical foreign security investment. Because of the less developed markets and economics and less mature governments and governmental institutions, the risks of investing in foreign securities may be intensified in the case of investments in issuers organized, domiciled or doing business in emerging markets.

Geographic Concentration Risk. The Fund may be particularly susceptible to economic, political, regulatory or other events or conditions affecting companies and countries within the specific geographic regions in which the Fund invests. The Fund may be more volatile than a more geographically diversified fund.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

Leverage Risk. Leverage occurs when the Fund increases its assets available for investment using borrowings, short sales, derivatives, or other instruments or techniques. The use of leverage creates greater likelihood of higher volatility of the Fund’s return and its net asset value. Changes in the value of the Fund’s portfolio securities will have a disproportionate effect on the net asset value per share when leverage is used. There is no guarantee that a leveraging strategy will be successful.

Market Risk. The market value of securities may fall, fail to rise, or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. These risks are generally greater for small and mid-sized companies.

Short Selling Risk. The Fund may make short sales, which involves selling a security the Fund does not own in anticipation that the security’s price will decline. Short positions introduce more risk to the Fund than long positions (where the Fund owns security) because the maximum sustainable loss on a security purchased (held long) is limited to the amount paid for the security plus the transaction costs, whereas there is no maximum price of the shorted security when purchased in the open market. Therefore, in theory, securities sold short have unlimited risk. The Fund’s use of short sales in effect “leverages” the Fund, as the Fund may use the cash proceeds from short sales to invest in additional long positions. Leverage potentially exposes the Fund to greater risks of loss due to unanticipated market movements, which may magnify losses and increase the volatility of returns. In addition, the Fund will incur additional expenses by engaging in short sales in the form of transaction costs, and interest and dividend expenses paid to the lender of the security.

Small and Mid-Sized Company Risk. Investments in small and medium size companies often involve greater risks than investments in larger, more established companies, including less predictable earnings and lack of experienced management, financial resources, product diversification and competitive strengths.

Risk Lose Money [Text]	rr_RiskLoseMoney	Please remember that with any mutual fund investment you may lose money.
PAST PERFORMANCE	cfst1352280_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

• how the Fund’s Class A performance has varied for each full calendar year shown on the bar chart; and

• how the Fund’s average annual total returns compare to recognized measures of market performance shown on the table.

How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.

Class A share information is shown in the bar chart; the sales charge for Class A shares is not reflected in the bar chart. If the sales charge was reflected, returns would be lower than those shown.

After-tax returns are shown only for Class A shares. After-tax returns for the other classes will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

• how the Fund’s Class A performance has varied for each full calendar year shown on the bar chart; and

• how the Fund’s average annual total returns compare to recognized measures of market performance shown on the table.

Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.345.6611
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	columbiamanagement.com
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Class A share information is shown in the bar chart; the sales charge for Class A shares is not reflected in the bar chart. If the sales charge was reflected, returns would be lower than those shown.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A shares. After-tax returns for the other classes will vary.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.
ANNUAL TOTAL RETURNS	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	CLASS A ANNUAL TOTAL RETURNS (WITHOUT SALES CHARGE)
Annual Return Caption [Text]	rr_AnnualReturnCaption	(calendar year)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown: • Highest return for a calendar quarter was +18.94% (quarter ended June 30, 2009) • Lowest return for a calendar quarter was -10.93% (quarter ended June 30, 2010)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (after applicable sales charges) (for periods ended Dec. 31, 2010)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Fund performance information prior to March 7, 2011 represents that of the Fund as a series of RiverSource Global Series, Inc., a Minnesota corporation. The Fund was reorganized into a series of Columbia Funds Series Trust II, a Massachusetts business trust, on that date.
Columbia Global Extended Alpha Fund | Class A, B, C, I, R and R4 Shares | Columbia Global Extended Alpha Fund - Class A
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class A
Management fees	rr_ManagementFeesOverAssets	1.12%	[12]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	2.30%
Total annual fund operating expenses	rr_ExpensesOverAssets	3.67%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.05%)	[16]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.62%	[16]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	730
3 years	rr_ExpenseExampleYear03	1,455
5 years	rr_ExpenseExampleYear05	2,200
10 years	rr_ExpenseExampleYear10	4,151
ANNUAL TOTAL RETURNS	rr_BarChartTableAbstract
2009	rr_AnnualReturn2009	35.79%
2010	rr_AnnualReturn2010	17.40%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.94%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(10.93%)
Columbia Global Extended Alpha Fund | Class A, B, C, I, R and R4 Shares | Columbia Global Extended Alpha Fund - Class B
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class B
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class B
Management fees	rr_ManagementFeesOverAssets	1.12%	[12]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	2.30%
Total annual fund operating expenses	rr_ExpensesOverAssets	4.42%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.05%)	[16]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	2.37%	[16]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class B (if shares are redeemed)
1 year	rr_ExpenseExampleYear01	740
3 years	rr_ExpenseExampleYear03	1,453
5 years	rr_ExpenseExampleYear05	2,276
10 years	rr_ExpenseExampleYear10	4,277
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class B (if shares are not redeemed)
1 year	rr_ExpenseExampleNoRedemptionYear01	240
3 years	rr_ExpenseExampleNoRedemptionYear03	1,153
5 years	rr_ExpenseExampleNoRedemptionYear05	2,076
10 years	rr_ExpenseExampleNoRedemptionYear10	4,277
Columbia Global Extended Alpha Fund | Class A, B, C, I, R and R4 Shares | Columbia Global Extended Alpha Fund - Class C
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class C
Management fees	rr_ManagementFeesOverAssets	1.12%	[12]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	2.30%
Total annual fund operating expenses	rr_ExpensesOverAssets	4.42%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.05%)	[16]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	2.37%	[16]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class C (if shares are redeemed)
1 year	rr_ExpenseExampleYear01	340
3 years	rr_ExpenseExampleYear03	1,153
5 years	rr_ExpenseExampleYear05	2,076
10 years	rr_ExpenseExampleYear10	4,433
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C (if shares are not redeemed)
1 year	rr_ExpenseExampleNoRedemptionYear01	240
3 years	rr_ExpenseExampleNoRedemptionYear03	1,153
5 years	rr_ExpenseExampleNoRedemptionYear05	2,076
10 years	rr_ExpenseExampleNoRedemptionYear10	4,433
Columbia Global Extended Alpha Fund | Class A, B, C, I, R and R4 Shares | Columbia Global Extended Alpha Fund - Class I
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class I
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class I
Management fees	rr_ManagementFeesOverAssets	1.12%	[12]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	2.15%
Total annual fund operating expenses	rr_ExpensesOverAssets	3.27%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.02%)	[16]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.25%	[16]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class I (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	127
3 years	rr_ExpenseExampleYear03	818
5 years	rr_ExpenseExampleYear05	1,533
10 years	rr_ExpenseExampleYear10	3,433
Columbia Global Extended Alpha Fund | Class A, B, C, I, R and R4 Shares | Columbia Global Extended Alpha Fund - Class R
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class R
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class R
Management fees	rr_ManagementFeesOverAssets	1.12%	[12]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	2.30%
Total annual fund operating expenses	rr_ExpensesOverAssets	3.92%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.05%)	[16]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.87%	[16]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class R (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	190
3 years	rr_ExpenseExampleYear03	1,008
5 years	rr_ExpenseExampleYear05	1,843
10 years	rr_ExpenseExampleYear10	4,013
Columbia Global Extended Alpha Fund | Class A, B, C, I, R and R4 Shares | Columbia Global Extended Alpha Fund - Class R4
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class R4
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class R4
Management fees	rr_ManagementFeesOverAssets	1.12%	[12]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	2.45%
Total annual fund operating expenses	rr_ExpensesOverAssets	3.57%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.02%)	[16]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.55%	[16]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class R4 (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	158
3 years	rr_ExpenseExampleYear03	907
5 years	rr_ExpenseExampleYear05	1,679
10 years	rr_ExpenseExampleYear10	3,707
Columbia Global Extended Alpha Fund | Class Z Shares | before Taxes | Columbia Global Extended Alpha Fund - Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Global Extended Alpha Fund:
Label	rr_AverageAnnualReturnLabel	Class A before taxes	[6]
1 year	rr_AverageAnnualReturnYear01	17.40%
Since Inception	rr_AverageAnnualReturnSinceInception	4.49%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 1, 2008
Columbia Global Extended Alpha Fund | Class A, B, C, I, R and R4 Shares | before Taxes | Columbia Global Extended Alpha Fund - Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Global Extended Alpha Fund:
Label	rr_AverageAnnualReturnLabel	Class A before taxes
1 year	rr_AverageAnnualReturnYear01	10.64%
Since Inception	rr_AverageAnnualReturnSinceInception	1.96%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 1, 2008
Columbia Global Extended Alpha Fund | Class A, B, C, I, R and R4 Shares | before Taxes | Columbia Global Extended Alpha Fund - Class B
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Global Extended Alpha Fund:
Label	rr_AverageAnnualReturnLabel	Class B before taxes
1 year	rr_AverageAnnualReturnYear01	11.48%
Since Inception	rr_AverageAnnualReturnSinceInception	2.49%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 1, 2008
Columbia Global Extended Alpha Fund | Class A, B, C, I, R and R4 Shares | before Taxes | Columbia Global Extended Alpha Fund - Class C
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Global Extended Alpha Fund:
Label	rr_AverageAnnualReturnLabel	Class C before taxes
1 year	rr_AverageAnnualReturnYear01	15.51%
Since Inception	rr_AverageAnnualReturnSinceInception	3.70%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 1, 2008
Columbia Global Extended Alpha Fund | Class A, B, C, I, R and R4 Shares | before Taxes | Columbia Global Extended Alpha Fund - Class I
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Global Extended Alpha Fund:
Label	rr_AverageAnnualReturnLabel	Class I before taxes
1 year	rr_AverageAnnualReturnYear01	17.80%
Since Inception	rr_AverageAnnualReturnSinceInception	4.82%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 1, 2008
Columbia Global Extended Alpha Fund | Class A, B, C, I, R and R4 Shares | before Taxes | Columbia Global Extended Alpha Fund - Class R
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Global Extended Alpha Fund:
Label	rr_AverageAnnualReturnLabel	Class R before taxes
1 year	rr_AverageAnnualReturnYear01	16.92%
Since Inception	rr_AverageAnnualReturnSinceInception	4.06%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 1, 2008
Columbia Global Extended Alpha Fund | Class A, B, C, I, R and R4 Shares | before Taxes | Columbia Global Extended Alpha Fund - Class R4
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Global Extended Alpha Fund:
Label	rr_AverageAnnualReturnLabel	Class R4 before taxes
1 year	rr_AverageAnnualReturnYear01	17.43%
Since Inception	rr_AverageAnnualReturnSinceInception	4.57%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 1, 2008
Columbia Global Extended Alpha Fund | Class Z Shares | after taxes on distributions | Columbia Global Extended Alpha Fund - Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Global Extended Alpha Fund:
Label	rr_AverageAnnualReturnLabel	Class A after taxes on distributions	[6]
1 year	rr_AverageAnnualReturnYear01	17.13%
Since Inception	rr_AverageAnnualReturnSinceInception	4.01%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 1, 2008
Columbia Global Extended Alpha Fund | Class A, B, C, I, R and R4 Shares | after taxes on distributions | Columbia Global Extended Alpha Fund - Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Global Extended Alpha Fund:
Label	rr_AverageAnnualReturnLabel	Class A after taxes on distributions
1 year	rr_AverageAnnualReturnYear01	10.39%
Since Inception	rr_AverageAnnualReturnSinceInception	1.49%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 1, 2008
Columbia Global Extended Alpha Fund | Class Z Shares | after taxes on distributions and redemption of fund shares | Columbia Global Extended Alpha Fund - Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Global Extended Alpha Fund:
Label	rr_AverageAnnualReturnLabel	Class A after taxes on distributions and redemption of fund shares	[6]
1 year	rr_AverageAnnualReturnYear01	11.79%
Since Inception	rr_AverageAnnualReturnSinceInception	3.61%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 1, 2008
Columbia Global Extended Alpha Fund | Class A, B, C, I, R and R4 Shares | after taxes on distributions and redemption of fund shares | Columbia Global Extended Alpha Fund - Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Global Extended Alpha Fund:
Label	rr_AverageAnnualReturnLabel	Class A after taxes on distributions and redemption of fund shares
1 year	rr_AverageAnnualReturnYear01	7.37%
Since Inception	rr_AverageAnnualReturnSinceInception	1.45%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 1, 2008
Credit Suisse Leveraged Loan Index | Class A, B, C, I, R, R4, R5 and W
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Credit Suisse Leveraged Loan Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	9.98%
Credit Suisse Leveraged Loan Index | Class Z Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Credit Suisse Leveraged Loan Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	9.98%
Credit Suisse Leveraged Loan Index | Class A, B, C, I, R, R4, R5 and W | Since Inception, 2006-02-16
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	4.40%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 16, 2006
Credit Suisse Leveraged Loan Index | Class Z Shares | Since Inception, 2006-02-16
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	4.40%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 16, 2006
Credit Suisse Leveraged Loan Index | Class A, B, C, I, R, R4, R5 and W | Since Inception, 2008-08-01
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	6.59%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 1, 2008
Credit Suisse Leveraged Loan Index | Class A, B, C, I, R, R4, R5 and W | Since Inception, 2006-12-01
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	3.82%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 1, 2006
Russell 2000 Growth Index | Class Z Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 2000 Growth Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	29.09%
5 years	rr_AverageAnnualReturnYear05	5.30%
10 years	rr_AverageAnnualReturnYear10	3.78%
Russell 2000 Growth Index | Class A, B, C, I, R, R4 and R5 Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 2000 Growth Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	29.09%
5 years	rr_AverageAnnualReturnYear05	5.30%
10 years	rr_AverageAnnualReturnYear10	3.78%
Russell 2000 Growth Index | Class A, B, C, I, R, R4 and R5 Shares | Since Inception, 2009-08-03
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	28.83%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 3, 2009
Russell 2000 Growth Index | Class A, B, C, I, R, R4 and R5 Shares | Since Inception, 2003-04-30
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	10.66%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 30, 2003
Russell 2000 Growth Index | Class A, B, C, I, R, R4 and R5 Shares | Since Inception, 2001-11-30
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	5.99%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 30, 2001
Lipper Small-Cap Growth Funds Index | Class Z Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Lipper Small-Cap Growth Funds Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees or taxes)
1 year	rr_AverageAnnualReturnYear01	26.08%
5 years	rr_AverageAnnualReturnYear05	3.92%
10 years	rr_AverageAnnualReturnYear10	2.58%
Lipper Small-Cap Growth Funds Index | Class A, B, C, I, R, R4 and R5 Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Lipper Small-Cap Growth Funds Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees or taxes)
1 year	rr_AverageAnnualReturnYear01	26.08%
5 years	rr_AverageAnnualReturnYear05	3.92%
10 years	rr_AverageAnnualReturnYear10	2.58%
Lipper Small-Cap Growth Funds Index | Class A, B, C, I, R, R4 and R5 Shares | Since Inception, 2009-08-03
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	28.17%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 3, 2009
Lipper Small-Cap Growth Funds Index | Class A, B, C, I, R, R4 and R5 Shares | Since Inception, 2003-04-30
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	9.21%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 30, 2003
Lipper Small-Cap Growth Funds Index | Class A, B, C, I, R, R4 and R5 Shares | Since Inception, 2001-11-30
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	5.10%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 30, 2001
Barclays Capital Global Aggregate Index | Class Z Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays Capital Global Aggregate Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	5.54%
5 years	rr_AverageAnnualReturnYear05	6.66%
10 years	rr_AverageAnnualReturnYear10	6.74%
Barclays Capital Global Aggregate Index | Class A, B, C, I, R, R4 and W Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays Capital Global Aggregate Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	5.54%
5 years	rr_AverageAnnualReturnYear05	6.66%
10 years	rr_AverageAnnualReturnYear10	6.74%
Barclays Capital Global Aggregate Index | Class A, B, C, I, R, R4 and W Shares | Since Inception, 2006-12-01
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	6.05%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 1, 2006
Barclays Capital Global Aggregate Index | Class A, B, C, I, R, R4 and W Shares | Since Inception, 2004-03-04
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	5.55%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 4, 2004
Lipper Global Income Funds Index | Class Z Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Lipper Global Income Funds Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees or taxes)
1 year	rr_AverageAnnualReturnYear01	8.01%
5 years	rr_AverageAnnualReturnYear05	6.24%
10 years	rr_AverageAnnualReturnYear10	6.44%
Lipper Global Income Funds Index | Class A, B, C, I, R, R4 and W Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Lipper Global Income Funds Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees or taxes)
1 year	rr_AverageAnnualReturnYear01	8.01%
5 years	rr_AverageAnnualReturnYear05	6.24%
10 years	rr_AverageAnnualReturnYear10	6.44%
Lipper Global Income Funds Index | Class A, B, C, I, R, R4 and W Shares | Since Inception, 2006-12-01
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	5.62%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 1, 2006
Lipper Global Income Funds Index | Class A, B, C, I, R, R4 and W Shares | Since Inception, 2004-03-04
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	5.47%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 4, 2004
MSCI All Country World Index | Class A, B, C, I, R, R4, R5 and W
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI All Country World Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	13.21%
5 years	rr_AverageAnnualReturnYear05	3.98%
10 years	rr_AverageAnnualReturnYear10	3.69%
MSCI All Country World Index | Class Z Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI All Country World Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	13.21%
5 years	rr_AverageAnnualReturnYear05	3.98%
10 years	rr_AverageAnnualReturnYear10	3.69%
MSCI All Country World Index | Class A, B, C, I, R, R4, R5 and W | Since Inception, 2008-08-01
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	1.33%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 1, 2008
MSCI All Country World Index | Class A, B, C, I, R, R4, R5 and W | Since Inception, 2006-12-01
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	0.58%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 1, 2006
MSCI All Country World Index | Class A, B, C, I, R, R4, R5 and W | Since Inception, 2006-12-11
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	0.31%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 11, 2006
Lipper Global Funds Index | Class A, B, C, I, R, R4, R5 and W
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Lipper Global Funds Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees or taxes)
1 year	rr_AverageAnnualReturnYear01	13.39%
5 years	rr_AverageAnnualReturnYear05	3.47%
10 years	rr_AverageAnnualReturnYear10	3.22%
Lipper Global Funds Index | Class Z Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Lipper Global Funds Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees or taxes)
1 year	rr_AverageAnnualReturnYear01	13.39%
5 years	rr_AverageAnnualReturnYear05	3.47%
10 years	rr_AverageAnnualReturnYear10	3.22%
Lipper Global Funds Index | Class A, B, C, I, R, R4, R5 and W | Since Inception, 2008-08-01
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	2.24%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 1, 2008
Lipper Global Funds Index | Class A, B, C, I, R, R4, R5 and W | Since Inception, 2006-12-01
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	0.43%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 1, 2006
Lipper Global Funds Index | Class A, B, C, I, R, R4, R5 and W | Since Inception, 2006-12-11
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	0.12%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 11, 2006
Morgan Stanley Capital International (MSCI) All Country World Index | Class Z Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Morgan Stanley Capital International (MSCI) All Country World Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	13.21%
Morgan Stanley Capital International (MSCI) All Country World Index | Class A, B, C, I, R and R4 Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Morgan Stanley Capital International (MSCI) All Country World Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	13.21%
Morgan Stanley Capital International (MSCI) All Country World Index | Class Z Shares | Since Inception, 2008-08-01
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	1.33%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 1, 2008
Morgan Stanley Capital International (MSCI) All Country World Index | Class A, B, C, I, R and R4 Shares | Since Inception, 2008-08-01
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	1.33%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 1, 2008

[1]	The expense ratios have been adjusted to reflect current fees.
[2]	Class R shares have not been in existence for one full calendar year and therefore performance is not shown. The returns shown are for Class A shares without the applicable front-end sales charge. Class R shares, which are sold without sales charges, would have substantially similar annual returns as Class A shares because the classes of shares invest in the same portfolio of securities and would differ only to the extent that the classes do not have the same expenses. Class A share returns have not been adjusted to reflect differences in class-related expenses. If differences in class-related expenses were reflected (i.e., if expenses of Class R shares were reflected in the returns of Class A shares, the returns shown for Class A shares for all periods would be lower.
[3]	The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until Sept. 30, 2011, unless sooner terminated at the sole discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any) will not exceed 1.08% for Class A, 1.83% for Class B, 1.83% for Class C, 0.74% for Class I, 1.33% for Class R, 1.04% for Class R4, 0.79% for Class R5 and 1.08% for Class W.
[4]	Other expenses are based on estimated amounts for the current fiscal year.
[5]	The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until Sept. 30, 2011, unless sooner terminated at the sole discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any) will not exceed 0.83% for Class Z.
[6]	The returns shown are for Class A shares without the applicable front-end sales charge. Class Z shares, which are sold without a sales charge, would have substantially similar annual returns as Class A shares because the classes of shares invest in the same portfolio of securities and would differ only to the extent that the classes do not have the same expenses. Class A share returns have not been adjusted to reflect differences in class-related expenses. If differences in class-related expenses were reflected (i.e., if expenses of Class Z shares were reflected in the Class A share returns), the returns shown for Class A shares for all periods would be higher.
[7]	The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until Dec. 31, 2011, unless sooner terminated at the sole discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any) will not exceed 1.22% for Class Z.
[8]	The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until Dec. 31, 2011, unless sooner terminated at the sole discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any) will not exceed 1.47% for Class A, 2.22% for Class B, 2.22% for Class C, 1.02% for Class I, 1.72% for Class R, 1.32% for Class R4 and 1.07% for Class R5.
[9]	Other expenses for Class Z are based on estimated amounts for the current fiscal year.
[10]	The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until Dec. 31, 2011, unless sooner terminated at the sole discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any) will not exceed 0.96% for Class Z.
[11]	The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until Dec. 31, 2011, unless sooner terminated at the sole discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any) will not exceed 1.21% for Class A, 1.96% for Class B, 1.96% for Class C, 0.76% for Class I, 1.46% for Class R, 1.06% for Class R4 and 1.21% for Class W.
[12]	In September 2010, the Fund's Board approved an amended investment management services agreement, which, if approved by Fund shareholders at a meeting expected to be held in the first half of 2011, would have the effect of eliminating the Fund's performance incentive adjustment to the management fee.
[13]	The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until Dec. 31, 2011, unless sooner terminated at the sole discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any), before giving effect to any performance incentive adjustment (that decreased the management fee by 0.04% for the most recent fiscal year), will not exceed 1.36% for Class A, 2.11% for Class B, 2.11% for Class C, 0.91% for Class I, 1.61% for Class R, 1.21% for Class R4, 0.96% for Class R5 and 1.36% for Class W.
[14]	The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until Dec. 31, 2011, unless sooner terminated at the sole discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any), before giving effect to any performance incentive adjustment (that decreased the management fee by 0.04% for the most recent fiscal year), will not exceed 1.11% for Class Z.
[15]	The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until Dec. 31, 2011, unless sooner terminated at the sole discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any), before giving effect to any performance incentive adjustment (that increased the management fee by 0.07% for the most recent fiscal year), will not exceed 1.30% for Class Z.
[16]	The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until Dec. 31, 2011, unless sooner terminated at the sole discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any), before giving effect to any performance incentive adjustment (that increased the management fee by 0.07% for the most recent fiscal year), will not exceed 1.55% for Class A, 2.30% for Class B, 2.30% for Class C, 1.18% for Class I, 1.80% for Class R and 1.48% for Class R4.